AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 1998

                                                      REGISTRATION NO. 33-89848
                                                                       811-8190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                 [ ]
                        POST-EFFECTIVE AMENDMENT NO. 4                [x]

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

                                Amendment No. 10

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                  Mutual of Omaha Plaza, Omaha, Nebraska, 68175
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (402) 351-5087

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                            Kenneth W. Reitz, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008

        It is proposed that this filing will become effective (check appropriate box):

        [ ]      immediately upon filing pursuant to paragraph (b)
        [x]      on May 1, 1998 pursuant to paragraph (b)
        [ ]      60 days after filing pursuant to paragraph (a)(i)
        [ ]      on __________ pursuant to paragraph (a)(i)

        If appropriate, check the following box:
        [ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495


                   Showing Location in Part A (Prospectus) and
                  Part B (Statement of Additional Information)
          of Registration Statement of Information Required by Form N-4

                                     PART A

Item of Form N-4                      Prospectus Caption

1.   Cover Page.....................  Cover Page

2.   Definitions....................  Definitions

3.   Synopsis.......................  Summary; Historical Performance Data

4.   Condensed Financial Information. Financial Statements

5.   General
 (a) Depositor....................... United of Omaha Life Insurance Company
 (b) Registrant...................... The Variable Account
 (c) Portfolio Company............... The Series Funds
 (d) Fund Prospectus................. The Series Funds
 (e) Voting Rights................... Voting Rights

6.   Deductions and Expenses
 (a) General......................... Charges and Deductions
 (b) Sales Load %.................... Withdrawal Charge
 (c) Special Purchase Plan........... N/A
 (d) Commissions..................... Distributor of the Policies
 (e) Expenses - Registrant........... N/A
 (f) Fund Expenses................... Expenses Including Investment
                                      Advisory Fees
 (g) Organizational Expenses......... N/A

7.   Policies
 (a) Persons with Rights............. The Policy; Election  of Annuity   Option;
                                      Determination of Annuity  Payments;
                                      Annuity Starting Date; Ownership of the
                                      Policy; Voting Rights
 (b) (i)   Allocation of Premium
           Payments.................. Allocation of Purchase Payments
     (ii)  Transfers................. Transfers
     (iii) Exchanges................. N/A
 (c) Changes......................... Addition,  Deletion or  Substitution  of
                                      Investments; Election of Annuity  Option;
                                      Annuity  Starting Date; Beneficiary;
                                      Ownership of the Policy
 (d) Inquiries....................... Summary

8.   Annuity Period.................. Payout Options

9.   Death Benefit................... Death  of   Annuitant or  Owner  Prior  to
                                      Annuity Starting Date

10.  Purchase and Policy Values

 (a) Purchases....................... Policy   Application   and   Issuance  of
                                      Policies; Purchase Payments
 (b) Valuation....................... Accumulation Value; The Variable Account
                                      Value
 (c) Daily Calculation............... The Variable Account Value
 (d) Underwriter..................... Distributor of the Policies

11.  Redemptions
 (a) By Owners....................... Withdrawals
     By Annuitant.................... N/A
 (b) Texas ORP....................... Restrictions  Under  the  Texas  Optional
                                      Retirement Program
 (c) Check Delay..................... Payment not Honored by Bank
 (d) Lapse........................... N/A
 (e) Free Look....................... Summary

12.  Taxes........................... Certain Federal Income Tax Consequences

13.  Legal Proceedings............... Legal Proceedings

14.  Table of Contents for the
 Statement of                         Statement of Additional
 Additional Information.............. Information


                                     PART B
Item of Form N-4                              Statement of Additional
                                              Information Caption

15.  Cover Page......................  Cover Page

16.  Table of Contents...............  Table of Contents

17.  General Information
 and History.........................  (Prospectus) United of Omaha Life
                                        Insurance Company

18.  Services
 (a) Fees and Expenses
     of Registrant...................  N/A
 (b) Management Policies.............  N/A
 (c) Custodian.......................  Custody of Assets
     Independent
     Auditors  ......................  Independent Auditors
 (d) Assets of Registrant............  Custody of Assets
 (e) Affiliated Person...............  N/A
 (f) Principal Underwriter...........  Distribution of the Policies

19.  Purchase of Securities
     Being Offered...................  Distribution of the Policies
     Offering Sales Load.............  N/A

20.  Underwriters....................  Distribution    of   the    Policies;
                                       (Prospectus) Distributor of the Policies
21.  Calculation of Performance
     Data Calculation of Yields and Total Returns; Other Performance Data
22.  Annuity Payments................  (Prospectus) Election of Payout Option;
                                       (Prospectus) Determination of Annuity
                                       Payments
23.  Financial Statements............  Financial Statements

                           PART C -- OTHER INFORMATION

Item of Form N-4                                      Part C Caption

24.  Financial Statements
 and Exhibits.........................  Financial Statements and Exhibits
 (a) Financial Statements.............  Financial Statements
 (b) Exhibits.........................  Exhibits

25.  Directors and Officers of........  Directors and Officers of the
     the Depositor....................  Depositor

26.  Persons Controlled By or Under
     Common Control with the            Persons Controlled By or Under Common
     Depositor or Registrant .........  Control with the Depositor or Registrant

27.  Number of Policy Owners..........  Number of Policy Owners

28.  Indemnification..................  Indemnification

29.  Principal Underwriters...........  Principal Underwriters

30.  Location of Accounts
 and Records..........................  Location of Accounts and Records

31.  Management Services..............  Management Services

32.  Undertakings.....................  Undertakings

 Signature Page.......................  Signatures

Prospectus                                                     May 1, 1998
                    THE ULTRANNUITY SERIES V VARIABLE ANNUITY

                                 Issued Through

                       UNITED OF OMAHA SEPARATE ACCOUNT C

                                       by

                     UNITED OF OMAHA LIFE INSURANCE COMPANY

 This Prospectus describes the Ultrannuity Series V Variable Annuity Policy (the "Policy"), a Flexible Payment Variable Deferred Annuity offered by United of Omaha Life Insurance Company. The Policy is designed to aid in long-term financial planning and provides for the accumulation of capital by individuals on a tax-deferred basis for retirement or other long-term purposes.

   The Owner may allocate Net Purchase Payments to one or more of the 27 Eligible investments, which are the 25 Ultrannuity Series V Subaccounts of the United of Omaha Separate Account C (the "Variable Account") and the Fixed Account or Systematic Transfer Account. Assets of each Subaccount of the Variable Account are invested in a corresponding mutual fund Portfolio. The mutual funds offered through the Policy, while they may have the same or similar names of retail mutual funds, are not the same as those funds. By law, the Policy may not offer those retail mutual funds, so it offers funds whose names and characteristics may be similar to them but whose performance is not necessarily related to the retail funds. The Portfolios are described in separate prospectuses that accompany this Prospectus. The Policy's available investment options are:

ALGER AMERICAN GROWTH PORTFOLIO
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
FEDERATED PRIME MONEY FUND II ("MONEY MARKET") PORTFOLIO
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES PORTFOLIO
FIDELITY ASSET MANAGER: GROWTH PORTFOLIO
FIDELITY EQUITY INCOME PORTFOLIO
FIDELITY CONTRAFUND PORTFOLIO
FIDELITY INDEX 500 PORTFOLIO
MFS EMERGING GROWTH PORTFOLIO
MFS HIGH INCOME FUND PORTFOLIO
MFS RESEARCH PORTFOLIO
MFS WORLD GOVERNMENT PORTFOLIO
MFS VALUE SERIES PORTFOLIO

MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
MORGAN STANLEY FIXED INCOME PORTFOLIO
PIONEER CAPITAL GROWTH PORTFOLIO
PIONEER REAL ESTATE PORTFOLIO
SCUDDER GLOBAL DISCOVERY PORTFOLIO
SCUDDER GROWTH & INCOME PORTFOLIO
SCUDDER INTERNATIONAL PORTFOLIO
T. ROWE PRICE EQUITY INCOME PORTFOLIO
T. ROWE PRICE INTERNATIONAL PORTFOLIO
T. ROWE PRICE LIMITED TERM BOND PORTFOLIO
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO
FIXED ACCOUNT
SYSTEMATIC TRANSFER ACCOUNT

  The Accumulation Value in the Variable Account will vary in accordance with the investment performance of the Subaccounts selected by the Owner. Therefore, the Owner bears the entire investment risk under this Policy for all amounts allocated to the Variable Account. Amounts allocated to the Fixed Account or Systematic Transfer Account are guaranteed by United of Omaha Life Insurance Company ("United of Omaha") and will earn a specified rate of interest declared periodically.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTEREST IN THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR IS THE POLICY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THE POLICY INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

  This Prospectus sets forth the information that a prospective investor should consider before investing in a Policy. A Statement of Additional Information about the Policy and the Variable Account, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available at no cost to any person requesting a copy by writing United of Omaha at its Service Office (United of Omaha Variable Product Service, P.O. Box 8430, Omaha, Nebraska 68108-0430) or by calling 1-800-238-9354. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.

  The Policy may be purchased with an initial Purchase Payment of at least $5,000, and an Owner generally may pay additional Purchase Payments of at least $500 each (but no additional Purchase Payments are required).

  The Policy provides for periodic annuity payments to be made by United of Omaha to the Owner, if living, for the life of the Annuitant or for some other period, beginning on the Annuity Starting Date selected by the Owner. Prior to the Annuity Starting Date, the Owner can transfer Accumulation Value among the Eligible Investments, that is, among the Fixed Account or Systematic Transfer Account and the 25 Subaccounts of the Variable Account (some prohibitions and restrictions apply, especially on transfers out of the Fixed Account or Systematic Transfer Account). The Owner can also elect to withdraw all or a portion of the Cash Surrender Value; however, withdrawals may be taxable, subject to a Withdrawal Charge and/or a tax penalty, and withdrawals from the Fixed Account or Systematic Transfer Account may be delayed.

  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION GENERALLY DESCRIBE ONLY THE POLICIES AND THE VARIABLE ACCOUNT, EXCEPT WHEN THE FIXED ACCOUNT IS SPECIFICALLY MENTIONED.



                      PLEASE READ THIS PROSPECTUS CAREFULLY
                       AND RETAIN IT FOR FUTURE REFERENCE.


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                 THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED
                              BY A CURRENT PROSPECTUS FOR EACH PORTFOLIO

                                TABLE OF CONTENTS
                                                                           Page

DEFINITIONS ..........................................................      4
SUMMARY  .............................................................      6
FINANCIAL STATEMENTS..................................................     13
UNITED OF OMAHA LIFE INSURANCE COMPANY................................     15
THE ELIGIBLE INVESTMENTS..............................................     16
         The Variable Account
         Historical Performance Data
             Standardized Performance Data
             Non-Standardized Performance Data
         The Fixed Account and The Systematic Transfer Account
         Transfers
         Dollar Cost Averaging
         Asset Allocation Program
THE POLICY............................................................     28
         Policy Application and Issuance of Policies
         Purchase Payments
         Accumulation Value
         Telephone Transactions
DISTRIBUTIONS UNDER THE POLICY........................................     30
         Withdrawals
         Systematic Withdrawal Plan
         Annuity Payments
             Annuity Starting Date
             Election of Payout Option
             Payout Options
         Death Benefit
             Death of Owner Prior to Annuity Starting Date
             Enhanced Death Benefit
             Accidental Death Benefit
             Death of Owner On or After Annuity Starting Date
             Beneficiary
         IRS Required Distributions
         Restrictions Under the Texas Optional Retirement Program
CHARGES AND DEDUCTIONS................................................     34
         Withdrawal Charge
         Waiver of Withdrawal Charges
         Mortality and Expense Risk Charge
         Administrative Charges
         Enhanced Death Benefit Charge
         Transfer Fee
         Premium Taxes
         Federal, State and Local Taxes
         Other Expenses Including Investment Advisory Fees
CERTAIN FEDERAL INCOME TAX CONSEQUENCES...............................     37
         Tax Status of the Policy
         Taxation of Annuities
DISTRIBUTOR OF THE POLICIES...........................................     41
VOTING RIGHTS.........................................................     41
PREPARING FOR THE YEAR 2000...........................................     41
LEGAL PROCEEDINGS.....................................................     41
STATEMENT OF ADDITIONAL INFORMATION...................................     42

                                   DEFINITIONS
Accumulation Unit -- An accounting unit of measure used in calculating the Accumulation Value in the Variable Account prior to the Annuity Starting Date.

Accumulation Value -- The dollar value as of any Valuation Date prior to the Annuity Starting Date of all amounts accumulated under the Policy.

Anniversary Value -- An amount equal to the Accumulation Value on a Policy Anniversary.

Annuitant  --  The  person  on  whose  life  Annuity  Payments   involving  life
contingencies are based. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

Annuity Payment -- A payment made by United of Omaha under an annuity Payout Option.

Annuity Purchase Value -- An amount equal to the Accumulation Value for the Valuation Period which ends immediately preceding the Annuity Starting Date reduced by any Withdrawal Charge, and any charge for applicable premium or similar taxes.

Annuity Starting Date -- The date upon which Annuity Payments are to begin. The latest Annuity Starting Date permitted is when the Annuitant attains age 95. (Age 85 in Pennsylvania.)

Average Death Benefit Amount -- The mean of the death benefit amount on the most recent policy anniversary and the death benefit amount on the immediately preceding Policy Anniversary. The Average Death Benefit Amount is the basis used to calculate the Enhanced Death Benefit Charge under Policies issued with the Elective Death Benefit Amendment.

Beneficiary -- The person(s) or other legal entity listed by the Owner in the Policy application and referred to in the Policy as the named beneficiary. In the case of joint Owners, the surviving joint Owner is the primary Beneficiary and the named Beneficiary is the contingent Beneficiary. If the named Beneficiary does not survive the Owner, the estate of the Owner is the Beneficiary.

Cash Surrender Value -- The Accumulation Value less any applicable Withdrawal Charge, any applicable Policy Fee, and any applicable premium tax charge not previously deducted, and, if the Enhanced Death Benefit is elected, the Enhanced Death Benefit Charge.

Current Interest Rate Guarantee -- United of Omaha's guarantee to pay a declared current interest rate on amounts under a Policy allocated to the Fixed Account or to amounts allocated to the Systematic Transfer Account. A particular Current Interest Rate Guarantee will be in effect for at least one year.

Date of Issue -- The date the  Policy is  issued,  as shown on the  Policy  Data
Page.

Due Proof of Death -- A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to United of Omaha will constitute Due Proof of Death.

Eligible Investments -- The Fixed Account and any of the Subaccounts of the Variable Account.

Enhanced Death Benefit -- The death benefit available under Policies issued with the Elective Death Benefit Amendment.

Enhanced Death Benefit Charge -- An amount equal to an annual rate of 0.35% of the Average Death Benefit Amount. The Enhanced Death Benefit Charge is assessed under each Policy issued with the Elective Death Benefit Amendment on each Policy Anniversary or upon full surrender.

Fixed Account -- An account which consists of general account assets of United of Omaha Life Insurance Company.

Net Purchase Payment -- A Purchase Payment less any charge for applicable premium taxes.

Nonqualified Policy -- A Policy other than a Qualified Policy.

Payee -- The person who receives Annuity Payments under the Policy.

Payout Option -- Any method of payment of Policy Proceeds under the Policy.

Policy -- The variable annuity policy offered by this Prospectus.

Policy Anniversary -- The same month and day as the Date of Issue in each calendar year after the calendar year in which the Date of Issue occurs.

Policy Owner or Owner -- The person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. The Policy Owner may change the ownership of the Policy or pledge it as collateral by assigning it.

Policy Year -- A Policy Year begins on the Date of Issue and each Policy Anniversary.

Portfolio -- A Series Fund's separate investment series that is available under the Policy.

Purchase Payment -- An amount paid to United of Omaha by the Policy Owner or on the Policy Owner's behalf as consideration for the benefits provided by, and in accordance with the provisions of, the Policy.

Proceeds -- The death benefit or the Annuity Purchase Value.

Qualified Policy -- A Policy that may be issued as set forth herein in connection with a qualified plan that receives favorable tax treatment under
Section 401, 403(b), or 408 of the Internal Revenue Code of 1986, as amended.

Series Funds -- Diversified, open-end investment management companies in which the Variable Account invests.

Service Office - United of Omaha Variable Product Service, P.O. Box 8430, Omaha, Nebraska 68108-0430. Telephone: 1-800-238-9354.

Standard Death Benefit -- The death benefit available under Policies issued without the Elective Death Benefit Amendment.

Subaccount -- A segregated account within the Variable Account which invests in a specified Portfolio of one of the Series Funds.

Systematic Transfer Account -- An account which consists of general account assets of United of Omaha Life Insurance Company and is available for use exclusively by Owners electing to participating in the Systematic Transfer Enrollment Program.

United of Omaha -- United of Omaha Life Insurance Company, the issuer of the Policies.

Valuation Date -- Each day that the New York Stock Exchange is open for trading.

Valuation Period -- The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account -- United of Omaha Separate Account C, a separate account maintained by United of Omaha in which a portion of United of Omaha's assets has been allocated for the Policy and certain other policies.

Written Notice or Request -- Written notice, signed by the Policy Owner, that gives United of Omaha the information it requires and is received at the Service Office.

                                     SUMMARY

THE POLICY
     The Ultrannuity Series V Variable Annuity is a Flexible Payment Variable Deferred Annuity Policy. The Policy can be purchased on a non-tax qualified basis ("Nonqualified Policy") or in connection with certain plans qualifying for favorable federal income tax treatment ("Qualified Policy"). The Owner allocates the Net Purchase Payments among the Eligible Investments offered under the Policy by United of Omaha Life Insurance Company ("United of Omaha"). These Eligible Investments are the 25 Subaccounts of United of Omaha Separate Account C (the "Variable Account") and the Fixed Account or Systematic Transfer Account.

THE ELIGIBLE INVESTMENTS
     THE VARIABLE ACCOUNT. The Variable Account is a segregated investment account of United of Omaha. It is divided into Subaccounts, each of which invests exclusively in shares of a corresponding mutual fund Portfolio. The available Portfolios are: the Alger American Growth Portfolio and the Alger American Small Capitalization Portfolio of the Alger American Fund ("Alger Fund"); the Federated Prime Money Fund II Portfolio and the Federated Fund for U.S. Government Securities II Portfolio of the Insurance Management Series Trust ("Insurance Management Series"); the Fidelity Equity Income Portfolio of the Variable Insurance Products Fund ("Fidelity VIP Fund"); the Fidelity Asset
Manager: Growth Portfolio, Fidelity Contrafund Portfolio, and Fidelity Index 500 of the Variable Insurance Products Fund II ("Fidelity VIP Fund II"); the MFS Emerging Growth Portfolio, the MFS High Income Fund Portfolio, the MFS Research Portfolio, MFS Value Series and the MFS World Government Portfolio of the MFS Variable Insurance Trust ("MFS Trust"); the Morgan Stanley Emerging Markets Equity Portfolio, and the Morgan Stanley Fixed Income Portfolio of the Morgan Stanley Universal Funds, Inc.("Morgan Stanley Fund"); the Pioneer Capital Growth Portfolio of the Pioneer Capital Growth Fund and the Pioneer Real Estate Portfolio of the Pioneer Real Estate Fund, (collectively "Pioneer Funds"), the Scudder Global Discovery Portfolio, Scudder Growth & Income and the Scudder International Portfolio of the Scudder Variable Life Investment Fund ("Scudder Fund"); the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price International Series"); the T. Rowe Price Limited-Term Bond Portfolio of T. Rowe Price Fixed Income Series, Inc. ("T. Rowe Price Fixed Income Series"); the T. Rowe Price Personal Strategy Balanced Portfolio, the T. Rowe Price New America Growth Portfolio and T. Rowe Price Equity Income Portfolio of T. Rowe Price Equity Series, Inc. ("T. Rowe Price Equity Series") (each of the Alger Fund, Insurance Management Series, Fidelity VIP Fund, Fidelity VIP Fund II, MFS Trust, Morgan Stanley Fund, Scudder Fund, T. Rowe Price International Series, T. Rowe Price Fixed Income Series, and
T. Rowe Price Equity Series are referred to as the "Series Funds"). Because the Accumulation Value will increase or decrease in accordance with the investment experience of the selected Subaccounts, the Owner bears the entire investment risk with respect to Net Purchase Payments allocated to, and amounts transferred to, the Variable Account.(See "THE ELIGIBLE INVESTMENTS: The Variable Account.")
     THE FIXED ACCOUNT. The Fixed Account guarantees safety of principal and a minimum 3% effective annual return on Net Purchase Payments allocated to, and amounts transferred to, the Fixed Account. United of Omaha may, in its sole discretion, declare a higher current interest rate. A current interest rate is guaranteed for at least one year. (See "THE ELIGIBLE INVESTMENTS: The Fixed Account and the Systematic Transfer Account." )
     THE SYSTEMATIC TRANSFER ACCOUNT. The Systematic Transfer Account is a fixed account to which your assets may initially be allocated if you elect to participate in the Systematic Transfer Enrollment Program to automatically transfer a predetermined dollar amount on a monthly basis to any of the subaccounts chosen at the time of application. The Systematic Transfer Account guarantees safety of principal and a minimum 3% effective annual return on Net Purchase Payments allocated to, and amounts transferred to, the Fixed Account. United of Omaha may, in its sole discretion, declare a higher current interest rate. A current interest rate is guaranteed for at least one year. (See "THE ELIGIBLE INVESTMENTS: The Fixed Account and Systematic Transfer Account.")

PURCHASE PAYMENTS
     A Nonqualified Policy or a Qualified Policy may be purchased with an Initial Purchase Payment of at least $5,000. An Owner may pay additional Purchase Payments of at least $500 each at any time prior to the Annuity Starting Date and up to the Policy Anniversary next following such Owner's 88th birthday. There is no deduction from Purchase Payments for sales or administrative expenses, although a charge for any applicable premium taxes will be deducted from Purchase Payments, and there is a Withdrawal Charge. (See "CHARGES AND DEDUCTIONS: Withdrawal Charge." )
     Net Purchase Payments will be allocated among the Eligible Investments (that is, among the Fixed Account or Systematic Transfer Account and/or the Subaccounts of the Variable Account) in accordance with the allocation percentages specified by the Owner in the Policy application. Any allocation must be in whole percentages, and the total allocation must equal 100%. (The Policy provides for a "Free Look Period" during which the Owner can return the Policy for a full refund of the Accumulation Value or Purchase Payments as determined by the law of the state of issue. In some states the Net Purchase Payment(s) allocated to the Variable Account will be held in the Money Market Subaccount during the Free Look Period, and then allocated among the other Subaccounts as instructed by the Owner. See "SUMMARY: Free Look Right.")
Allocations for additional Net Purchase Payments may be changed by sending Written Notice to United of Omaha's Service Office or by telephone (subject to the provisions described below under "THE POLICY: Telephone Transactions.")

TRANSFERS
     An Owner can transfer Accumulation Value from one Subaccount to another Subaccount or to the Fixed Account with certain limitations. The minimum amount which may be transferred is the lesser of $500 or the entire Subaccount Value. However, following a transfer out of a particular Subaccount, at least $500 must remain in that Subaccount. Transfers out of the Variable Account currently may be made as often as the Owner wishes either by telephone (subject to the provisions described below under "THE POLICY: Telephone Transactions.") or by sending Written Notice to the Service Office.
     There is no charge for the first 12 transfers during any Policy Year. However, a charge of $10 may be imposed for any transfers from Subaccounts in excess of 12 per Policy Year. No such charge will be imposed on transfers out of the Fixed Account or the Systematic Transfer Account.
     Transfers from the Fixed Account to one or more Subaccounts of the Variable Account may be made only once each Policy Year. The maximum amount that can be transferred out of the Fixed Account during any Policy Year is 10% of the Fixed Account Value on the date of the transfer. (See "THE ELIGIBLE INVESTMENTS:
Transfers.") Transfers from the Fixed Account may be delayed up to 6 months.
     All funds deposited in the Systematic Transfer Account will be automatically transferred to the subaccounts or the Fixed Account within 13 months of deposit pursuant to your instructions. These transfers do not count toward the 12 free transfers allowed each policy year. You may not transfer funds to the Systematic Transfer Account. No additional funds (other than funds designated in the application to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 transfer) may be allocated to the Systematic Transfer Account after the Date of Policy Issue. (See "THE ELIGIBLE INVESTMENTS:
Transfers.")

WITHDRAWALS
     The Owner may elect to surrender the Policy for its Cash Surrender Value, or to withdraw a portion of the Cash Surrender Value ($500 minimum) at any time prior to the earlier of the Owner's death or the Annuity Starting Date. The Cash Surrender Value equals the Accumulation Value less any applicable Withdrawal Charge, any applicable Policy Fee, any applicable premium taxes, and, if the Enhanced Death Benefit Amendment is attached, the Enhanced Death Benefit Charge. (See "CHARGES AND DEDUCTIONS: Enhanced Death Benefit Charge.") A surrender or withdrawal request must be made by Written Request, and a request for a partial withdrawal may specify the Eligible Investment(s) from which the withdrawal is to be made, but no more than a pro-rata amount can be deducted from the Fixed Account or Systematic Transfer Account. If the Owner does not provide specific withdrawal instructions, the withdrawal will be made pro-rata from each Eligible Investment. There is currently no limit on the frequency or timing of withdrawals from the Variable Account, but surrenders and partial withdrawals from the Fixed Account or Systematic Transfer Account may be delayed for up to six months. Withdrawals may be taxable, and subject to a Withdrawal Charge and/or a tax penalty. (See "CHARGES AND DEDUCTIONS: Federal, State and Local Taxes.") If the Contract is issued pursuant to a Qualified Plan, withdrawals may be restricted by applicable law or the terms of the Qualified Plan.

CHARGES AND DEDUCTIONS
     WITHDRAWAL CHARGE. In order to permit maximum investment of Purchase Payments, United of Omaha does not deduct sales or other charges at the time of investment. However, Purchase Payments surrendered or withdrawn or applied to provide Annuity Payments within seven years after they were made will be subject to a Withdrawal Charge to partially cover sales expenses, but each Policy Year up to 15% of the Accumulation Value may be withdrawn as of the date of the first withdrawal that Policy Year without imposition of the Withdrawal Charge. In addition, amounts applied to provide a death benefit or applied after the second Policy Year to the Payout Option that provides a Lifetime Income (Option 4) will not be subject to a Withdrawal Charge. The applicable Withdrawal Charge is calculated separately as to each Purchase Payment based on the period of time elapsed since the Purchase Payment was made. There will be no Charge imposed on any Purchase Payments in connection with a withdrawal or surrender that occurs more than seven years after the Purchase Payment was made. The Withdrawal Charge is 7% of any Purchase Payment withdrawn within one year after the Purchase Payment is made, and the percentage declines by 1% each year to zero after the seventh year following the date of the Purchase Payment. For purposes of calculating the Withdrawal Charge, the oldest Purchase Payment is deemed to be withdrawn first (a first-in, first-out arrangement), and all Purchase Payments are deemed to be withdrawn before any earnings. (See "CHARGES AND DEDUCTIONS:
Withdrawal Charge." )

     ACCOUNT CHARGES. United of Omaha deducts a daily charge equal to a percentage of the net assets in the Variable Account for the mortality and expense risks assumed by United of Omaha. The annual rate of this charge is 1.00% of the value of each Subaccount's net assets. (See "CHARGES AND
DEDUCTIONS: Mortality and Expense Risk Charge.")
     United of Omaha also deducts a daily Administrative Expense Charge from the net assets of the Variable Account to partially cover expenses incurred by United of Omaha in connection with the administration of the Variable Account and the Policies. The annual rate of this charge is .20% of the value of each Subaccount's net assets. (See "CHARGES AND DEDUCTIONS: Administrative Charges.")
     The account charges for mortality and expense risks and administrative expenses are guaranteed not to increase.
     In the event the Owner elects to purchase the Enhanced Death Benefit, a charge equal to the annual rate of 0.35% of the Average Death Benefit Amount will be for expenses related to the Death Benefit under the Amendment. For Policies issued on or after May 1, 1998, United of Omaha deducts a daily charge from the net assets in the Variable Account equal to the annual rate of 0.35% of the Average Death Benefit Amount. For Policies issued prior to May 1, 1998, this charge is assessed on each Policy Anniversary or pro rata upon full surrender. The Enhanced Death Benefit Charge is deducted from each Subaccount on a pro-rata basis through the cancellation of accumulation units.
(See "DISTRIBUTION UNDER THE POLICY: Death Benefit.")
     ANNUAL POLICY FEE. There is also an annual Policy Fee for Policy maintenance and related administrative expenses. This fee is $30 per year and is deducted from the Accumulation Value on the last Valuation Date of each Policy Year (and upon complete surrender of the Policy). This fee will be waived if the Accumulation Value is greater than $50,000 on the last Valuation Date of the applicable Policy Year. This fee will not be increased in the future. (See "CHARGES AND DEDUCTIONS: Administrative Charges.")
     TRANSFER FEE. No fee is imposed for transfers from the Fixed Account or for the first 12 transfers from Subaccounts of the Variable Account in each Policy Year. However, a $10 Transfer Fee is imposed for the thirteenth and each subsequent request to transfer Accumulation Value from a Subaccount during a single Policy Year. This fee will not be increased in the future. (See "CHARGES AND DEDUCTIONS: Transfer Fee.")
     TAXES. United of Omaha may incur premium taxes relating to the Policies. United of Omaha will deduct any premium taxes related to a particular Policy from Purchase Payments, upon surrender, upon death of any Owner, or at the Annuity Starting Date. (See "CHARGES AND DEDUCTIONS: Premium Taxes.")
     No deductions are currently made for federal, state, or local income taxes. Should United of Omaha determine that charges for any such taxes should be imposed with respect to any of the Accounts, United of Omaha may deduct charges for such taxes or the economic burden thereof from Purchase Payments or from amounts held in the relevant Account. (See "CHARGES AND DEDUCTIONS:
Federal, State and Local Taxes.")
     CHARGES AGAINST THE SERIES FUNDS. The value of the net assets of the Subaccounts of the Variable Account will reflect the investment advisory fee and other expenses incurred by the Portfolios of the Series Funds. (See "CHARGES AND
DEDUCTIONS: Other Expenses Including Investment Advisory Fees.")
     EXPENSE DATA. The charges and deductions are summarized in the following table. The purpose of this table is to help the Owner understand the costs and expenses that the Owner will bear directly and indirectly. This table and the examples that follow should be considered only in conjunction with the detailed descriptions under the heading "Charges and Deductions" of this prospectus. This tabular information regarding expenses assumes that the entire Accumulation Value is in the Variable Account and reflects expenses of the Variable Account as well as of the Portfolios. In addition to the expenses listed below, a charge for premium taxes may be applicable.

POLICY OWNER TRANSACTION EXPENSES
 Maximum Withdrawal Charge (% of each Purchase Payment Surrendered) 1/      7%
 Transfer Fee                       -  First 12 Transfers Per Year:       NO FEE
                                    -  Over 12 Transfers in One Year:   $10 each
VARIABLE ACCOUNT ANNUAL EXPENSES (% of account value)
 Mortality and Expense Risk Fees                                         1.00%
 Administrative Expense Charge                                           0.20%
                    TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES               1.20%

1/ Each Policy Year up to fifteen percent (15%) of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a Withdrawal Charge. Thereafter, the Withdrawal Charge is calculated separately for each Purchase Payment withdrawn based on the number of years elapsed since the Purchase Payment was made; it is 7% in the first year after a Purchase Payment is made and then decreases by 1% in each successive year to 0% after the seventh year.

OTHER ANNUAL EXPENSES
 Annual Policy Fee                                                  $30 Per Year
 Current Annual Enhanced Death Benefit Charge (Optional)

                    (% of Average Death Benefit Amount) 2           0.35%
 SERIES FUND ANNUAL EXPENSES3                MANAGEMENT   OTHER    TOTAL SERIES
 (as a percentage of average net assets)        FEES     EXPENSES  FUND ANNUAL
                                                                     EXPENSES
 ===========================================------------ --------- =============
 Portfolio:
 Alger American Growth                             0.75%    0.10%      0.85%
 Alger American Small Capitalization               0.85%    0.07%      0.92%
 Federated Prime Money Fund II *                   0.30%    0.50%      0.80%
 Federated Fund for U.S. Government
    Securities II *                                0.15%    0.65%      0.80%
 Fidelity VIP II Asset Manager: Growth ***         0.65%    0.22%      0.87%
 Fidelity VIP II Contrafund ***                    0.61%    0.13%      0.74%
 Fidelity VIP Equity Income ***                    0.51%    0.07%      0.58%
 Fidelity VIP II Index 500 **                      0.13%    0.15%      0.28%
 MFS Emerging Growth                               0.75%    0.25%      1.00%
 MFS High Income Fund                              0.75%    0.25%      1.00%
 MFS Research                                      0.75%    0.25%      1.00%
 MFS Value Series                                  0.75%    0.25%      1.00%
 MFS World Government                              0.75%    0.25%      1.00%
 Morgan Stanley Emerging Markets Equity **         0.00%    1.75%      1.75%
 Morgan Stanley Fixed Income **                    0.00%    0.70%      0.70%
 Pioneer Capital Growth                            0.65%    0.60%      1.25%
 Pioneer Real Estate **                            1.00%    0.25%      1.25%
 Scudder Global Discovery **, *****                0.16%    1.59%      1.75%
 Scudder Growth & Income ***, *****                0.48%    0.43%      0.91%
 Scudder International                             0.86%    0.44%      1.30%
 T. Rowe Price Equity Income ****                  0.00%    0.85%      0.85%
 T. Rowe Price International ****                  0.00%    1.05%      1.05%
 T. Rowe Price Limited-Term Bond ****              0.00%    0.70%      0.70%
 T. Rowe Price New America Growth ****             0.00%    0.85%      0.85%
 T. Rowe Price Personal Strategy Balanced ****     0.00%    0.90%      0.90%

 ==============================================================================
 * Both Federated Prime Money Fund II and Federated Fund for U.S. Government Securities II currently bundle their fees and expenses and limit the total charge. Absent any fee waiver or expense reimbursement, the total fees and expenses for each fund would have been 1.00% and 1.25% respectively.
 ** Without fee waiver or expense reimbursement limits the following funds would have had the charges set forth below:

                                  MANAGEMENT          OTHER              TOTAL
                                   FEES              EXPENSES          EXPENSES
     --------------------------------------------------------------
   Fidelity VIP II Index 500        0.28%             0.15%              0.43%
   Morgan Stanley Emerging
       Markets Equity               1.25%             2.87%              4.12%
   Morgan Stanley Fixed Income      0.40%             1.31%              1.71%
   Pioneer Real Estate              0.88%             0.48%              1.36%
   Scudder Global Discovery         0.98%             2.00%*****         2.98%

 *** These funds have voluntarily agreed to limit their total annual expenses to the limits shown below:
   Fidelity VIP II Asset Manager: Growth and Fidelity VIP II Contrafund - 1.00% Fidelity VIP Equity Income and Scudder Growth & Income - 1.50%
 **** T. Rowe Price Funds do not itemize management fees and other expenses. ***** Includes .25% 12b-1 fee assessed for payment of distribution administration expenses.
 ===============================================================================

2/ If the Policy has been issued with the Enhanced Death Benefit Amendment, the Death Benefit Charge will apply. This charge will never exceed 0.35% of the Average Death Benefit Amount.

3/ The fee and expense data regarding each Series Fund, which are fees and expenses for 1997, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha.




                                   ======================== ====================== =======================

EXAMPLES. 4/                       1.  SURRENDER POLICY     2.  ANNUITIZE POLICY   3.  POLICY IS NOT
AN OWNER WOULD PAY THE FOLLOWING   AT END OF THE TIME       AT THE END OF THE      SURRENDERED AND IS
EXPENSES ON A $1,000 INVESTMENT,   PERIOD OR ANNUITIZE      TIME PERIOD AND        NOT ANNUITIZED
ASSUMING A 5% ANNUAL RETURN ON     AND ANNUITY OPTION 4     ANNUITY OPTION 4
ASSETS (EXCLUDING THE ENHANCED     (LIFETIME INCOME) IS     (LIFETIME INCOME) IS
DEATH BENEFIT) IF:                 NOT CHOSEN               CHOSEN
---------------------------------- ----- ----- ----- ------ ----- ---- ----- ----- ----- ---- ----- ======

Portfolio                          1Yr   3Yr   5Yr   10Yr   1Yr   3Yr  5Yr   10Yr  1Yr   3Yr  5Yr   10Yr
---------------------------------- ----- ----- ----- ------ ----- ---- ----- ----- ----- ---- ----- ======

Alger American Growth               $83   115   148    260   $83   66   115   260   $21   66   115    260
Alger American Small Capitalization  84   118   153    273    84   69   120   273    22   69   120    273
Federated Prime Money Fund II        83   115   148    262    83   66   116   262    21   66   116    262
Federated Fund for U.S.
Government Securities II             83   115   148    262    83   66   116   262    21   66   116    262
Fidelity VIP II Asset Manager:Growth 84   115   152    270    84   66   119   270    21   66   119    270
Fidelity VIP II Contrafund           83   113   148    254    83   64   115   254    20   64   115    254
Fidelity VIP Equity Income           82   109   138    234    82   60   105   234    19   60   105    234
Fidelity VIP II Index 500            78    99   120    197    78   50    87   197    16   50    87    197
MFS Emerging Growth                  85   122   159    287    85   72   127   287    23   72   127    287
MFS High Income Fund                 85   122   159    287    85   72   127   287    23   72   127    287
MFS Research                         85   122   159    287    85   72   127   287    23   72   127    287
MFS Value Series                     85   122   159    287    85   72   127   287    23   72   127    287
MFS World Government                 85   122   159    287    85   72   127   287    23   72   127    287
Morgan Stanley Emerging Markets
        Equity                       93   145   201    381    93   96   168   381    30   96   168    381
Morgan Stanley Fixed Income          82   112   142    249    82   63   110   249    20   63   110    249
Pioneer Capital Growth               83   115   148    260    83   66   115   260    21   66   115    260
Pioneer Real Estate                  88   129   173    318    88   80   141   318    26   80   141    318
Scudder Global Discovery             93   145   201    381    93   96   168   381    31   96   168    381
Scudder Growth & Income              83   115   148    262    83   66   116   262    21   66   116    262
Scudder International                85   121   159    286    85   72   127   286    23   72   127    286
T. Rowe Price Equity Income          84   117   151    268    84   68   118   268    22   68   118    268
T. Rowe Price International          86   123   162    293    86   74   129   293    24   74   129    293
T. Rowe Price Limited-Term Bond      82   112   143    249    82   63   110   249    20   63   110    249
T. Rowe Price New America Growth     84   117   151    268    84   68   118   268    22   68   118    268
T. Rowe Price Personal Strategy
     Balanced                        84   118   154    274    84   69   121   274    22   69   121    274
================================== ===== ===== ===== ====== ===== ==== ===== ===== ===== ==== ===== ======

These examples should not be considered representations of past or future expenses. Actual expenses paid may be greater than or less than those shown, subject to the guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

4/ The $30 annual Policy Fee is reflected as a daily 0.10% charge in these Examples, based on an average Accumulation Value of $30,000.


                                   ======================= ======================= =======================

EXAMPLES.5/                        1.  SURRENDER POLICY    2.  ANNUITIZE POLICY    3.  POLICY IS NOT
AN OWNER WOULD PAY THE FOLLOWING   AT END OF THE TIME      AT THE END OF THE       SURRENDERED AND IS
EXPENSES ON A $1,000 INVESTMENT,   PERIOD OR ANNUITIZE     TIME PERIOD AND         NOT ANNUITIZED
ASSUMING A 5% ANNUAL RETURN ON     AND ANNUITY OPTION 4    ANNUITY OPTION 4
ASSETS (INCLUDING THE ENHANCED     (LIFETIME INCOME) IS    (LIFETIME INCOME) IS
DEATH BENEFIT):                    NOT CHOSEN              CHOSEN
---------------------------------- ----- ----- ---- ------ ----- ----- ---- ------ ----- ---- ----- ======

Portfolio                          1Yr   3Yr   5Yr  10Yr   1Yr   3Yr   5Yr  10Yr   1Yr   3Yr  5Yr   10Yr
---------------------------------- ----- ----- ---- ------ ----- ----- ---- ------ ----- ---- ----- ======

Alger American Growth               $87   126  167    304   $87    77  134    304   $25   77   134    304
Alger American Small Capitalization  88   129  172    317    88    80  140    317    25   80   140    317
Federated Prime Money Fund II        87   126  167    306    87    77  135    306    25   77   135    306
Federated Fund for U.S.
   Government Securities II          87   126  167    306    87    77  135    306    25   77   135    306
Fidelity VIP II Asset Manager:Growth 89   133  178    331    89    83  146    331    27   83   146    331
Fidelity VIP II Contrafund           86   124  163    296    86    75  130    296    24   75   130    296
Fidelity VIP Equity Income           85   120  157    282    85    71  124    282    23   71   124    282
Fidelity VIP II Index 500            82   110  139    240    82    61  106    240    19   61   106    240
MFS Emerging Growth                  89   133  178    331    89    83  146    331    27   83   146    331
MFS High Income Fund                 89   133  178    331    89    83  146    331    27   83   146    331
MFS Research                         89   133  178    331    89    83  146    331    27   83   146    331
MFS Value Series                     89   133  178    331    89    83  146    331    27   83   146    331
MFS World Government                 89   133  178    331    89    83  146    331    27   83   146    331
Morgan Stanley Emerging Markets
        Equity                       96   156  220    425    96   107  187    425    34  107   187    425
Morgan Stanley Fixed Income          86   123  162    293    86    74  129    293    24   74   129    293
Pioneer Capital Growth               87   126  167    304    87    77  134    304    25   77   134    304
Pioneer Real Estate                  91   140  192    362    91    91  160    362    29   91   160    362
Scudder Global Discovery             96   156  220    425    96   107  187    425    34  107   187    425
Scudder Growth & Income              87   126  167    306    87    77  135    306    25   77   135    306
Scudder International                89   133  178    331    89    83  146    331    27   83   146    331
T. Rowe Price Equity Income          87   128  170    312    87    79  128    312    25   79   128    312
T. Rowe Price International          89   134  181    337    89    85  149    337    27   85   149    337
T. Rowe Price Limited-Term Bond      86   123  162    293    86    74  129    293    24   74   129    293
T. Rowe Price New America Growth     87   128  170    312    87    79  128    312    25   79   128    312
T. Rowe Price Personal Strategy
     Balanced                        88   129  173    318    88    80  140    318    26   80   140    318
==================================== === ===== ==== ====== ===== ===== ==== ====== ===== ==== ===== ======

These examples should not be considered representations of past or future expenses. Actual expenses paid may be greater than or less than those shown, subject to the guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

5/ The $30 annual Policy Fee is reflected as a daily 0.10% charge in these Examples, based on an average Accumulation Value of $30,000.

DEATH BENEFIT
   STANDARD DEATH BENEFIT. In the event that any Owner dies prior to the Annuity Starting Date (and the Policy is in force), the death benefit payable to the Beneficiary is calculated and is payable upon United of Omaha's receipt of Due Proof of Death of any Owner, as well as an election of the method of settlement. If any Owner dies, the death benefit will equal the greater of (a) the Accumulation Value (without deduction of the Withdrawal Charge) on the later of the date on which Due Proof of Death or an election of Payout Option is received by United of Omaha's Service Office, less any applicable premium taxes; or (b) the sum of Net Purchase Payments less partial withdrawals. No Withdrawal Charge is imposed upon amounts paid as a death benefit. Subject to any limitations of state or federal law, the death benefit may be paid as either a lump sum cash benefit or as an Annuity. (See "DISTRIBUTIONS UNDER THE POLICY: Death Benefit.")
   ELECTIVE DEATH BENEFIT AMENDMENT. If this Amendment is attached to the Policy and the Owner dies prior to age 81, the Death Benefit under the Policy will equal the greatest of: (1) the Accumulation Value as of the end of the valuation period during which due proof of death and an election of a payout option are received by United of Omaha's Service Office; (2) the greatest Anniversary Value plus any subsequent purchase payments and less any subsequent partial withdrawals; and (3) the sum of all net purchase payments, less any partial withdrawals, accumulated at a 4.5% annual rate of interest, not exceeding a maximum of two times each purchase payment.
   If the Owner dies after attaining age 81, the Death Benefit under the Policy will equal the greatest of: (1) the Accumulation Value as of the end of the valuation period during which due proof of death and an election of a payout option are received by United of Omaha's Service Office; (2) the greatest Anniversary Value before the Owner attained age 81, plus any subsequent purchase payments and less any subsequent partial withdrawals; and (3) the sum of all net purchase payments paid prior to the last Policy Anniversary before the Owner attained age 81 less any partial withdrawals, accumulated at a 4.5% annual rate of interest not exceeding a maximum of two times each purchase payment. If the death benefit payable equals (3), United of Omaha will add to the Death Benefit any purchase payments paid after the last Policy Anniversary before the Owner attained age 81. (See "DISTRIBUTIONS UNDER THE POLICY: Death Benefit.")
   Any applicable premium taxes not previously deducted will be deducted from the death benefit payable.

ACCIDENTAL DEATH BENEFIT
   If the Owner dies from bodily injury sustained in a common carrier accident, United of Omaha will pay the Standard Death Benefit or the Enhanced Death Benefit, as applicable, multiplied by two, instead of the amount that would otherwise be payable. (See Accidental Death Benefit, p. 30).

FREE LOOK RIGHT
   The Policy Owner may, until the end of the period of time specified in the Policy, examine the Policy and return it to United of Omaha's Service Office or the agent from whom it was purchased for a refund. The applicable period will depend on the state in which the Policy is issued. In most states it is ten (10) days after the Policy is delivered to the Policy Owner. Return of the Policy is effective upon being postmarked, properly addressed, and postage pre-paid. United of Omaha will pay the refund within seven (7) days after it receives written notice of cancellation and the returned Policy.
   In states that permit it to do so, United of Omaha will promptly refund the Accumulation Value calculated on the date United of Omaha receives the Policy and refund request. This amount may be more or less than the Purchase Payments made. In other states, United of Omaha will refund the greater of Accumulation Value or Purchase Payments made under the Policy. (In these states, any portion of the initial Net Purchase Payment that is allocated to the Variable Account will be held in the Money Market Subaccount for the applicable Free Look Period plus 5 days from the date the Policy is mailed from the Service Office, to allow for this Free Look Right; the extra days are to provide time for mail or other delivery of the Policy.)

FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN THE POLICY
   With respect to Owners who are natural persons under existing tax law, there should be no federal income tax on increases (if any) in the Accumulation Value until a distribution under the Policy occurs (e.g., a withdrawal or Annuity Payment) or is deemed to occur (e.g., a pledge or assignment of a Policy). Generally, a portion of any distribution or deemed distribution will be taxable as ordinary income. The taxable portion of certain distributions will be subject to withholding unless the recipient (if permitted) elects otherwise. In addition, a penalty tax of 10% of the amount withdrawn may apply to certain distributions or deemed distributions under the Policy made prior to the Owner's attaining age 59 1/2. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES.")

INQUIRIES AND WRITTEN NOTICES AND REQUESTS
   Any questions about procedures or the Policy, or any Written Notice or Written Request required to be sent to United of Omaha, should be sent to United of Omaha's Service Office: United of Omaha Variable Product Service, P.O. Box 8430, Omaha, Nebraska 68108-0430. Telephone requests and inquiries may be made by calling 1-800-238-9354. All inquiries, Notices and Requests should include the Policy number, the Owner's name and the Annuitant's name.

VARIATIONS IN POLICY PROVISIONS
   Certain provisions of the Policies may vary from the descriptions in this Prospectus in order to comply with different state laws. Any such variations will be included in the Policy itself or in riders or amendments. Policy provisions which may vary by state include the Free Look provision and the Waiver of Withdrawal Charge provision for nursing home/hospital confinement, disability, terminal illness or unemployment. One or a very few number of states also require variations in the Annuity Starting Date, Termination, and Delay of Payments or Transfers from the Fixed Account provisions.

                                      * * *

NOTE: THE FOREGOING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION IN THE REMAINDER OF THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION AND IN THE PROSPECTUSES FOR THE SERIES FUNDS AND IN THE POLICY, ALL OF WHICH SHOULD BE REFERRED TO FOR MORE DETAILED INFORMATION. THIS PROSPECTUS GENERALLY DESCRIBES ONLY THE POLICY AND THE VARIABLE ACCOUNT. SEPARATE PROSPECTUSES DESCRIBE THE SERIES FUNDS. (THERE IS NO PROSPECTUS FOR THE FIXED ACCOUNT OR SYSTEMATIC TRANSFER ACCOUNT SINCE INTERESTS IN THE FIXED ACCOUNT AND SYSTEMATIC TRANSFER ACCOUNT ARE NOT SECURITIES. SEE "THE ELIGIBLE
INVESTMENTS: THE FIXED ACCOUNT AND THE SYSTEMATIC TRANSFER ACCOUNT.,")

                              FINANCIAL STATEMENTS

   The Financial Statements for United of Omaha and the Series V Subaccounts of the Variable Account and the related independent auditors' reports are contained in the Statement of Additional Information, which is available free upon request. At December 31, 1997, net assets of the Series V Subaccounts of the Variable Account were represented by the following Accumulation Unit Values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.

SUBACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT     NUMBER OF
   (Date of Inception)       VALUE ON        VALUE AT END OF  CCUMULATION UNITS
                        COMMENCEMENT DATE          YEAR        AT END OF YEAR
                               ($)            (December 31)     (December 31)
                                                   ($)
------------------------------------------- ------------------------------------
ALGER AMERICAN GROWTH            10.
(6/5/95)
        1995................................         11.673         140,897.
        1996................................         13.071       1,358,882.
        1997................................         16.240       1,918,481
ALGER AMERICAN SMALL             10.
CAPITALIZATION (6/5/95)
        1995................................         12.094         148,670.
        1996................................         12.448       1,474,107.
        1997................................         13.690       2,021,476
FEDERATED PRIME MONEY             1.
FUND II (6/5/95)
        1995................................          1.023       3,065,603.
        1996................................          1.059      21,525,823.
        1997................................          1.098      19,485,025
FEDERATED   FUND   FOR  U.S.      10.
GOVERNMENT SECURITIES II
(6/5/95)
        1995.................................        10.570        122,440.
        1996.................................        10.882      1,128,539.
        1997.................................        11.674      1,824,790
FIDELITY VIP II ASSET             10.
MANAGER: GROWTH (6/5/95)
        1995.................................        11.269        199,570
        1996.................................        13.353      1,655,034
        1997.................................        16.500      2,748,520

SUBACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT     NUMBER OF
   (Date of Inception)       VALUE ON        VALUE AT END OF  CCUMULATION UNITS
                        COMMENCEMENT DATE          YEAR        AT END OF YEAR
                               ($)            (December 31)     (December 31)
                                                   ($)
------------------------------------------- ------------------------------------

FIDELITY VIP II  CONTRAFUND       10.
(6/5/95)
        1995.................................        11.740        150,364
        1996.................................        14.070      1,785,274
        1997.................................        17.257      2,992,115
FIDELITY VIP EQUITY INCOME        10.
(6/5/95)
        1995.................................        11.596        233,679
        1996.................................        13.090      2,256,678
        1997.................................        16.571      3,528,096
FIDELITY VIP II INDEX 500         10.
(5/1/97)
        1997.................................        12.166        829,118
MFS EMERGING GROWTH (6/5/95)      10.
        1995.................................        11.659        123,460
        1996.................................        13.480      1,854,145
        1997.................................        16.230      2,890,806
MFS HIGH INCOME FUND              10.
(6/5/95)
        1995.................................        10.452         87,378.
        1996.................................        11.548        859,361
        1997.................................        12.960      1,729,635
MFS RESEARCH (6/5/95)             10.
        1995.................................        10.986        117,165.
        1996.................................        13.277      1,381,316.
        1997.................................        15.775      2,608,735
MFS VALUE SERIES (5/1/97)         10.
        1997.................................        12.394        292,197
MFS WORLD GOVERNMENT              10.
(6/5/95)
        1995.................................        10.243         56,393.
        1996.................................        10.527        819,686.
        1997.................................        10.283      1,302,843
MORGAN STANLEY EMERGING           10.
MARKETS EQUITY (5/1/98)
                                                       N/A             N/A
MORGAN STANLEY FIXED INCOME       10.
(5/1/98)
                                                        N/A            N/A
PIONEER CAPITAL GROWTH            10.
(5/1/97)
        1997.................................        11.756           383,956
PIONEER REAL ESTATE (5/1/97)      10.
        1997.................................        12.229           428,572
SCUDDER GLOBAL DISCOVERY          10.
(5/1/97)
        1997.................................        11.478           194,110
SCUDDER GROWTH & INCOME           10.
(5/1/97)
        1997.................................        12.190           561,594

SUBACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT     NUMBER OF
   (Date of Inception)       VALUE ON        VALUE AT END OF  CCUMULATION UNITS
                        COMMENCEMENT DATE          YEAR        AT END OF YEAR
                               ($)            (December 31)     (December 31)
                                                   ($)
------------------------------------------- ------------------------------------

SCUDDER INTERNATIONAL             10.
(6/5/95)
        1995.................................        10.642            99,029.
        1996.................................        12.067         1,269,457.
        1997.................................        13.004         2,391,655
T.ROWE PRICE EQUITY INCOME        10.
(6/5/95)
        1995.................................        11.625           121,994.
        1996.................................        13.731         1,861,298.
        1997.................................        17.481         3,837,388
T.ROWE PRICE INTERNATIONAL        10.
(6/5/95)
        1995.................................        10.569           181,399.
        1996.................................        11.976         1,736,784.
        1997.................................        12.200         2,857,269.
T.ROWE PRICE LIMITED-TERM         10.
BOND (6/5/95)
        1995.................................        10.373            56,018.
        1996.................................        10.582           631,437.
        1997.................................        11.160         1,302,580
T.ROWE PRICE NEW AMERICA          10.
GROWTH (6/5/95)
        1995.................................        13.061            58,555.
        1996.................................        15.496           917,255.
        1997.................................        18.543         1,599,824
T.ROWE PRICE PERSONAL             10.
STRATEGY (6/5/95)
        1995.................................        11.272           123,287.
        1996.................................        12.719         1,703,217.
        1997.................................        14.833         2,792,934

*    Accumulation Unit Values are rounded to the nearest hundredth of a cent.
**   Accumulation Units are rounded to the nearest unit.

                     UNITED OF OMAHA LIFE INSURANCE COMPANY

   United of Omaha Life Insurance Company, Mutual of Omaha Plaza, Omaha, Nebraska, 68175, is a stock life insurance company. It was incorporated under the name United Benefit Life Insurance Company under the laws of the State of Nebraska on August 9, 1926. In 1981, it changed its name to United of Omaha Life Insurance Company. It is principally engaged in the sale of life insurance, accident and health insurance, and annuity policies, and is licensed in all states except New York and in several foreign countries and the District of Columbia. As of December 31, 1997, United of Omaha had assets of over $9.2 billion. United of Omaha is a wholly-owned subsidiary of Mutual of Omaha Insurance Company.
   United of Omaha may from time to time publish (in advertisements, sales literature and reports to Owners) the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Moody's, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of United of Omaha, and the ratings should not be considered as bearing on the investment performance or safety of assets held in the Variable Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of United of Omaha, as measured by Moody's Insurance Credit Report, Standard and Poor's Insurance Ratings Services, or Duff & Phelps may be referred to in such advertisements, sales literature, or reports. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account.

                            THE ELIGIBLE INVESTMENTS

   Net Purchase Payments made under a Policy may be allocated to one of the 25 Ultrannuity Series V Subaccounts of the Variable Account, to the Fixed Account, or to a combination of these Eligible Investment(s).

THE VARIABLE ACCOUNT
   The United of Omaha Separate Account C of United of Omaha Life Insurance Company (the "Variable Account") was established as a separate investment account under the laws of the State of Nebraska on December 1, 1993. The Variable Account will receive and invest the Net Purchase Payments under the Policies that are allocated to it for investment in shares of a Series Fund.
   The Variable Account currently is divided into 25 Subaccounts. Each Subaccount invests exclusively in shares of a Portfolio of one of the Series Funds. Under Nebraska law, the assets of the Variable Account are owned by United of Omaha, but they are held separately from the other assets of United of Omaha and are not chargeable with any liabilities arising out of any other separate investment account or any other business of United of Omaha which has no specific and determinable relation to or dependence upon the Variable Account. The income, gains and losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account, without regard to other income, gains, or losses of United of Omaha. Section 44-2212 of the Nebraska Statutes provides that "Any surplus or deficit which may arise in the Variable Account by virtue of mortality experience guaranteed by United of Omaha or by expense costs is adjusted by withdrawals from or additions to the Variable Account so that the assets of the Variable Account equal the liabilities." The investment performance of any Subaccount should be entirely independent of the investment performance of United of Omaha's general account assets or any other accounts maintained by United of Omaha.
   The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha.
   THE SERIES FUNDS. Each Subaccount of the Variable Account will invest exclusively in shares of a specific Portfolio of one of the Series Funds, each of which is a mutual fund registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified investment management company. 6/ The assets of each Portfolio of each Series Fund are held separate from the assets of that Series Fund's other Portfolios, and each Portfolio has its own distinct investment objectives and policies. Each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio. Each of the Series Funds is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment manager is responsible for selecting Portfolio investments consistent with the investment objectives and policies of the Portfolio, and conducts securities trading for the Portfolio.
   The Variable Account Portfolios, while they may have the same or similar names of retail mutual funds, are not the same as those funds. By law, insurance product variable account portfolios and retail mutual funds must be separate investment pools. A variable account portfolio and a retail mutual fund may have similar names, the same or similar investment objective and strategy, and the same investment manager. Even when these similarities exist, however, the investment manager is under no obligation to ensure that the Variable Account Portfolio and the retail mutual fund have duplicate holdings, trading activity or performance. Any similarities in this regard are coincidental, and the Variable Account Portfolio and retail mutual fund may differ substantially in these areas. The investment manager's obligation is to attempt to achieve the investment objective stated in the prospectus. For information about the performance history of any Variable Account Portfolio, please refer to further disclosure in this Prospectus or in the Series Fund prospectus for that particular Variable Account Portfolio.
   The Variable Account Portfolios, their investment objectives and investment advisers are summarized as follows:

     ALGER AMERICAN FUND - ALGER AMERICAN GROWTH PORTFOLIO -- seeks long-term capital appreciation by investing in a diversified portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater. (1)

     ALGER AMERICAN FUND - ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- seeks long-term capital appreciation by investing in a diversified portfolio of equity securities, primarily of smaller, newer companies with total market capitalization of less than $1 billion. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic price changes than securities of larger, more established companies or the market averages in general.(1) (*)

6/ The registration of the Series Funds does not involve supervision of the management or investment practices or policies of the Series Funds by the SEC.

     INSURANCE MANAGEMENT SERIES - FEDERATED PRIME MONEY FUND II PORTFOLIO -- invests in money market instruments maturing in thirteen months or less to achieve current income consistent with stability of principal and liquidity. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, but there can be no assurance the Portfolio will be able to do so.
    (2)

      INSURANCE   MANAGEMENT  SERIES  -  FEDERATED  FUND  FOR  U.S.   GOVERNMENT
     SECURITIES II PORTFOLIO -- seeks current income by investing in a diversified portfolio limited to U.S. government securities. (2)

     FIDELITY  VARIABLE  INSURANCE  PRODUCTS  FUND II -  FIDELITY  VIP II  ASSET
    MANAGER: GROWTH PORTFOLIO -- seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term fixed-income instruments. Although the Portfolio seeks to reduce its overall risk by diversifying among different types of investments, the fund aggressively invests in a wide variety of security types, including stocks and bonds issued in developing countries and derivative transactions. The Portfolio spreads investment risk by limiting its holdings in any one company or industry.(3, 4) (*)

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND - FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing mainly in income-producing equity securities. In selecting investments, the Portfolio also considers the potential for capital appreciation. The Portfolio seeks to achieve a return that surpasses that of the S&P 500. The Portfolio does not expect to invest in debt securities of companies that do not have proven earnings or credit.(3)

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - FIDELITY CONTRAFUND PORTFOLIO -- seeks to increase the value of the Portfolio over the long term by investing in securities of companies that are undervalued or out-of-favor. This strategy can lead to investments in domestic or foreign companies, many of which may not be well known. The stocks of small companies often involve more risk than those of larger companies. The Portfolio may use various investment techniques to hedge the Portfolio's risk, but there is no guarantee that these strategies will work as intended.(3) (*)

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - FIDELITY INDEX 500 PORTFOLIO -- seeks to match the total return of the S&P 500 while keeping expenses low. The Portfolio utilizes a "passive" or "indexing" approach and tries to allocate its assets similarly to those of the index. Normally 80% (65% if fund assets are below $20 million) of the fund's assets are invested in equity securities of companies that compose the S&P 500. The Standard & Poor's Corporation is neither an affiliate nor a sponsor of the fund.

     MFS VARIABLE INSURANCE TRUST - MFS EMERGING GROWTH PORTFOLIO -- seeks to provide long-term growth of capital through investing primarily in common stocks of emerging growth companies, which involves greater risk than is customarily associated with investments in more established companies. The Portfolio may invest to a limited extent in lower rated fixed income securities or comparable unrated securities.(5) (*)

     MFS VARIABLE INSURANCE TRUST - MFS HIGH INCOME PORTFOLIO -- seeks high current income by investing primarily in a diversified portfolio of fixed income securities, some of which may involve equity features. The Portfolio may invest in lower rated fixed income securities or comparable unrated securities.(5) (*)

     MFS VARIABLE INSURANCE TRUST - MFS RESEARCH PORTFOLIO -- seeks to provide long-term growth of capital and future income by investing a substantial portion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. No more than 5% of the Portfolio's convertible securities, if any, will consist of securities in lower rated categories or securities believed to be of similar quality to lower rated securities. The Portfolio may invest to a limited extent in lower rated fixed income securities or comparable unrated securities.(5) (*)

    MFS VARIABLE INSURANCE TRUST - MFS VALUE SERIES PORTFOLIO -- seeks capital appreciation by investing primarily in common stocks, including to a limited extent foreign securities which are not traded on a U.S. exchange. The Portfolio may invest to a limited extent in lower rated fixed income securities or comparable unrated securities. (5) (*)

     MFS VARIABLE INSURANCE TRUST - MFS WORLD GOVERNMENT PORTFOLIO -- seeks preservation and growth of capital, together with moderate current income by investing its assets in an internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Portfolio investments are expected to consist primarily of securities which are of relatively high quality and minimal credit risk. However, an error of judgment in selecting a currency or an interest rate environment could result in a loss of capital, and a held security whose quality deteriorates significantly will be sold only if the Portfolio investment adviser believes it is advantageous to do so. (5)

    MORGAN STANLEY UNIVERSAL FUNDS, INC.- MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO. --seeks long-term capital appreciation by investing primarily in common and preferred stocks and other equity securities of emerging market country issuers. The Adviser's approach is to focus the portfolio's investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. Investing in many such countries is not feasible or may involve unacceptable political risks. Emerging market country securities pose greater liquidity risks and other risks than securities of companies located in developed countries and traded in more established markets. (6)

      MORGAN STANLEY UNIVERSAL FUNDS, INC. - MORGAN STANLEY FIXED INCOME PORTFOLIO. - seeks to achieve above-average total return over a market cycle of three to five years by investing in a diversified portfolio of U.S. Governments and Agencies, corporate bonds, foreign bonds, mortgage backed securities primarily of domestic issuers, and other fixed income securities and derivatives.(7)

    PIONEER VARIABLE CONTRACTS TRUST - PIONEER CAPITAL GROWTH PORTFOLIO -- seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.(8)

    PIONEER VARIABLE CONTRACTS TRUST - PIONEER REAL ESTATE PORTFOLIO -- seeks long-term growth of capital by investing primarily in securities of real estate investment trusts (REITs) and other real estate industry companies. Current income is the Portfolio's secondary investment objective.(8)

    SCUDDER VARIABLE LIFE INVESTMENT FUND - SCUDDER GLOBAL DISCOVERY PORTFOLIO -- seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world, including to a limited extent in lower rated fixed income securities or comparable unrated securities. Since the Portfolio normally will invest in both U.S. and foreign securities markets, changes in the Portfolio's unit value may have a low correlation with movements in the U.S. markets. (9)(*)

    SCUDDER VARIABLE LIFE INVESTMENT FUND - SCUDDER GROWTH & INCOME PORTFOLIO -- seeks long term growth of capital, current income and growth of income by investing primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying higher than average current dividends. (9)

     SCUDDER VARIABLE LIFE INVESTMENT FUND - SCUDDER INTERNATIONAL PORTFOLIO -- seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Portfolio intends to diversify investments among several countries, and does not intend to concentrate investments in any particular industry.
    (9)

      T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO -- Seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.(11)

      T. ROWE PRICE INTERNATIONAL SERIES, INC. - T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks a total return on its assets from long-term growth of capital and income, by investing substantially all of its assets in common stocks of established non-U.S. companies. (10)

      T. ROWE PRICE FIXED INCOME SERIES, INC. - T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO -- seeks a high level of income consistent with modest price fluctuation by investing primarily in investment grade debt securities.
     (10)

     T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of U.S. growth companies which operate in service industries believed to be above-average performers in their fields. Total return will consist primarily of capital appreciation or depreciation. (11)

     T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO -- seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. There are no limitations on market capitalization or types of stock the Portfolio can hold. While bond holdings are primarily investment grade, the Portfolio can also invest in more volatile below-investment grade bonds.(11) (*)

INVESTMENT ADVISERS AND SUBADVISERS OF THE SERIES FUNDS:
        (1)    Fred Alger Management, Inc.
        (2)    Federated Advisors.
        (3)    Fidelity Management & Research Company.
        (4)    Fidelity  Investment  Management  and Research  (U.K.) Inc.,  and
               Fidelity  Management  and  Research  Far  East  Inc.,   regarding
               research and investment recommendations with respect to companies based outside the United States.
        (5)    Massachusetts Financial Services Company.
        (6)    Morgan Stanley Asset Management, Inc.
        (7)    Miller Anderson & Sherrerd, LLP.
        (8)    Pioneer Fund Group.
        (9)    Scudder Kemper Investments, Inc.
        (10) Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.
        (11)   T. Rowe Price Associates, Inc.
-----------------
(*) THESE PORTFOLIOS' INVESTMENT STRATEGIES MAY PROVIDE THE OPPORTUNITY FOR HIGHER THAN AVERAGE RETURNS BY INVESTING IN SECURITIES WITH HIGHER THAN AVERAGE RISK, SUCH AS LOWER RATED AND UNRATED DEBT AND COMPARABLE EQUITY INSTRUMENTS. PLEASE CONSULT EACH PORTFOLIO'S PROSPECTUS ACCOMPANYING THIS PROSPECTUS FOR MORE INFORMATION ABOUT THE RISK ASSOCIATED WITH SUCH INVESTMENTS.

   THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE. MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES AND A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN EACH OF THE PORTFOLIOS AND OF EACH PORTFOLIO'S FEES AND EXPENSES, IS CONTAINED IN THE PROSPECTUSES FOR THE SERIES FUNDS, CURRENT COPIES OF WHICH ACCOMPANY THIS PROSPECTUS. INFORMATION CONTAINED IN THE SERIES FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING IN A SUBACCOUNT OF THE VARIABLE ACCOUNT.

   An investment in the Variable Account, or in any Portfolio, including the Money Market Portfolio, is not insured or guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share.

   United of Omaha may receive compensation from certain Portfolios and/or affiliate(s) of certain of the Portfolios. The amounts may be based upon an annual percentage of the average assets held in that Portfolio by the Variable Account. These amounts are intended to compensate United of Omaha for administrative and other services provided by United of Omaha.

   ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS. United of Omaha does not control the Series Funds and cannot and does not guarantee that any of the Portfolios will always be available for Net Purchase Payments, allocations, or transfers. United of Omaha retains the right, subject to any applicable law, to make certain changes in the Variable Account and its investments. United of Omaha reserves the right to eliminate the shares of any Portfolio held by a Subaccount and to substitute shares of another Portfolio of a Series Fund, or of another registered open-end management investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in United of Omaha's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Variable Account. To the extent required by the 1940 Act, substitutions of shares attributable to an Owner's interest in a Subaccount will not be made without prior notice to the Owner and the prior approval of the SEC. If required, approval of or change of any investment policy will be filed with the Insurance Department of any state in which the Policy is sold. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of requests made by Owners.

   New Subaccounts may be established when, in the sole discretion of United of Omaha, marketing, tax, investment or other conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by United of Omaha. Each additional Subaccount will purchase shares in a Portfolio of a Series Fund or in another mutual fund or investment vehicle. United of Omaha may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any Subaccount is eliminated, United of Omaha will notify Owners and request a reallocation of the amounts invested in the eliminated Subaccount. If no such reallocation is provided by the Owner, United of Omaha will reinvest the amounts invested in the eliminated Subaccount in the Subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments).
   In the event of any such substitution or change, United of Omaha may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, the Variable Account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, United of Omaha also may transfer the assets of the Variable Account associated with the Policies to another account or accounts.

HISTORICAL PERFORMANCE DATA
      From time to time, United of Omaha may advertise or include in sales literature yields, effective yields, and total returns for the Subaccounts of the Variable Account. THESE FIGURES ARE BASED ON HISTORICAL PERFORMANCE AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Performance relative to certain performance rankings and indices compiled by independent organizations may also be advertised or included in sales literature. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.
     PERFORMANCE DATA. Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolios of the Series Funds. The Series Funds' performance in part reflects the Series Funds' expenses. See the Prospectuses for the Series Funds.
     The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
      The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.
      Yield quotations do not reflect the Withdrawal Charge.
      For the class of Policies issued with the Elective Death Benefit Amendment, the Death Benefit Charge is included in the Subaccount yield quotations.
      The total return of a Subaccount refers to return quotations assuming Accumulation Value has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.
         The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any Withdrawal Charge that would apply if an Owner terminated the Policy at the end of each period indicated, but excluding any deductions for premium tax charges). For the class of Policies issued with the Enhanced Death Benefit Amendment, the Death Benefit Charge is included. Such average annual total return information for the Subaccounts of Policies is as follows:

---------------------------------------------- ------------ ===========
                 SUBACCOUNT                      1 Year     From
    AVERAGE ANNUAL TOTAL RETURN (REFLECTS         Ended     Inception
             WITHDRAWAL CHARGES)                12/31/97    to
       Subaccount (date of inception)               %        12/31/97
    (Policy issued without Enhanced Death                       %
                  Benefit)
---------------------------------------------- ------------ ===========
Alger American Growth  (6/5/95)                   16.76       15.16
Alger American Small Capitalization  (6/5/95)     3.42         6.52
Federated Prime Money Fund II (6/5/95)            -2.58        1.71
Federated Fund for U.S. Government
    Securities (6/5/95)                            0.81         4.23
Fidelity VIP II Asset Manager: Growth (6/5/95)    16.13       18.03
Fidelity VIP II Contrafund  (6/5/95)              15.27       18.78
Fidelity VIP Equity Income (6/5/95)               18.96       18.95
Fidelity VIP II Index 500 (5/1/97)                 N/A        23.57
MFS Emerging Growth  (6/5/95)                     13.19       18.58
MFS High Income (6/5/95)                          5.49         8.67
MFS Research (6/5/95)                             11.66       17.27
MFS Value Series (5/1/97)                          N/A        18.41
MFS World Government (6/5/95)                     -8.21       -0.72
Morgan Stanley Emerging Markets Equity (5/1/98)    N/A         N/A
Morgan Stanley Fixed Income (5/1/98)Pioneer        N/A         N/A
Capital Growth (5/1/97)                            N/A        15.87
Pioneer Real Estate (5/1/97)                       N/A        21.73
Scudder Global Discovery (5/1/97)                  N/A         8.62
Scudder Growth & Income (5/1/97)                   N/A        14.36
Scudder International (6/5/95)                    1.26         8.58
T. Rowe Price International  (6/5/95)             -4.29        6.38
T. Rowe Price New America Growth (6/5/95)         12.46       21.28
T. Rowe Price Equity Income (6/5/95)              19.65       21.75
T. Rowe Price Limited-Term Bond (6/5/95)          -0.91        2.48
T. Rowe Price Personal Strategy Balanced(6/5/95)  9.60        13.53
============================================== ============ ===========
                                                 1 Year        From
       Subaccount (date of inception )            Ended     Inception
 (Policy issued with Enhanced Death Benefit)    12/31/97    to
                                                             12/31/97
============================================== ============ ===========
============================================== ============ ===========
Alger American Growth  (6/5/95)                   16.36       14.77
Alger American Small Capitalization  (6/5/95)      3.06        6.16
Federated Prime Money Fund II (6/5/95)            -2.92        1.37
Federated Fund for U.S. Government
Securities (6/5/95)                                0.46        3.88
Fidelity VIP II Asset Manager: Growth (6/5/95)    15.73       17.64
Fidelity VIP II Contrafund  (6/5/95)              14.88       18.38
Fidelity VIP Equity Income (6/5/95)               18.55       18.55
Fidelity VIP II Index 500 (5/1/97)                 N/A        23.16
MFS Emerging Growth  (6/5/95)                     12.80       18.19
MFS High Income (6/5/95)                           5.12        8.30
MFS Research (6/5/95)                             11.28       16.88
MFS Value Series (5/1/97)                          N/A        17.99
MFS World Government (6/5/95)                     -8.54       -1.05
Morgan Stanley Emerging Markets Equity (5/2/98)    N/A         N/A
Morgan Stanley Fixed Income (5/1/98)Pioneer         N/A         N/A
Capital Growth (5/1/97)                             N/A        15.49
Pioneer Real Estate (5/1/97)                        N/A        21.33
Scudder Global Discovery (5/1/97)                   N/A         8.37
Scudder Growth & Income (5/1/97)                    N/A        14.10
Scudder International (6/5/95)                      0.91        8.22
T. Rowe Price International  (6/5/95)              -4.63        6.03
T. Rowe Price New America Growth (6/5/95)          12.07       20.88
T. Rowe Price Equity Income (6/5/95)               19.24       21.34
T. Rowe Price Limited-Term Bond (6/5/95)           -1.25        2.14
T. Rowe Price Personal Strategy Balanced (6/5/95)   9.22       13.15

============================================== ============ ===========

NON-STANDARDIZED PERFORMANCE DATA. In addition to the version described above, total return performance information computed on different non-standard bases may be used in advertisements. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the Withdrawal Charge. Such non-standardized average annual total return information for the Subaccounts of Policies is as follows:

---------------------------------------------- ------------ ===========
         SUBACCOUNT NON-STANDARDIZED             1 Year        From
         AVERAGE ANNUAL TOTAL RETURN              Ended     Inception
    (DOES NOT REFLECT WITHDRAWAL CHARGES)       12/31/97    to
       Subaccount (date of inception)               %        12/31/97
    (Policy issued without Enhanced Death                       %
                  Benefit)
---------------------------------------------- ------------ ===========
Alger American Growth  (6/5/95)                     24.15       17.11
Alger American Small Capitalization  (6/5/95)        9.96        8.32
Federated Prime Money Fund II (6/5/95)               3.58        3.43
Federated Fund for U.S. Government
Securities (6/5/95)                                  7.18        6.00
Fidelity VIP II Asset Manager: Growth  (6/5/95)     23.48       20.03

Fidelity VIP II Contrafund  (6/5/95)                22.56       20.79
Fidelity VIP Equity Income (6/5/95)                 26.48       20.97
Fidelity VIP II Index 500 (5/1/97)                   N/A        25.67
MFS Emerging Growth  (6/5/95)                       20.35       20.59
MFS High Income (6/5/95)                            12.16       10.51
MFS Research (6/5/95)                               18.73       19.26
MFS Value Series (5/1/97)                            N/A        22.99
MFS World Government (6/5/95)                       -2.41        0.96
Morgan Stanley Emerging Markets Equity (5/1/98)      N/A         N/A

Morgan Stanley Fixed Income (5/1/98)                 N/A         N/A
Pioneer Capital Growth (5/1/97)                      N/A        17.84
Pioneer Real Estate (5/1/97)                         N/A        23.79
Scudder Global Discovery (5/1/97)                    N/A        15.49
Scudder Growth & Income (5/1/97)                     N/A        21.59
Scudder International (6/5/95)                       7.67       10.42
T. Rowe Price International  (6/5/95)                1.76        8.19
T. Rowe Price New America Growth (6/5/95)           19.58       23.34
T. Rowe Price Equity Income (6/5/95)                27.22       23.81
T. Rowe Price Limited-Term Bond (6/5/95)             5.36        4.22
T. Rowe Price Personal Strategy Balanced (6/5/95    16.53       15.46

============================================== ============ ===========
       Subaccount (date of inception)            1 Year        From
 (Policy issued with Enhanced Death Benefit)      Ended     Inception
                                                12/31/97    to
                                                             12/31/97
============================================== ============ ===========
---------------------------------------------- ------------ ===========
Alger American Growth  (6/5/95)                   23.72       16.72
Alger American Small Capitalization  (6/5/95)     9.58         7.96
Federated Prime Money Fund II (6/5/95)            3.22         3.09
Federated Fund for U.S. Government
Securities (6/5/95)                               6.81         5.46
Fidelity VIP II Asset Manager: Growth (6/5/95)    23.06       19.63
Fidelity VIP II Contrafund  (6/5/95)               22.14       20.39
Fidelity VIP Equity Income (6/5/95)                26.05       20.56
Fidelity VIP II Index 500 (5/1/97)                  N/A        25.25
MFS Emerging Growth  (6/5/95)                      19.94       20.19
MFS High Income (6/5/95)                           11.77       10.14
MFS Research (6/5/95)                              18.32       18.86
MFS Value Series (5/1/97)                           N/A        22.55
MFS World Government (6/5/95)                      -2.75        0.62
Morgan Stanley Emerging Markets Equity
(5/1/98)                                            N/A         N/A
Morgan Stanley Fixed Income (5/1/98)                N/A         N/A
Pioneer Capital Growth (5/1/97)                     N/A        17.45
Pioneer Real Estate (5/1/97)                        N/A        23.38
Scudder Global Discovery (5/1/97)                   N/A        15.22
Scudder Growth & Income (5/1/97)                    N/A        21.32
Scudder International (6/5/95)                     7.29        10.05
T. Rowe Price International  (6/5/95)              1.41         7.82
T. Rowe Price New America Growth (6/5/95)          19.16       22.93
T. Rowe Price Equity Income (6/5/95)               26.79       23.40
T. Rowe Price Limited-Term Bond (6/5/95)           5.00         3.87
T. Rowe Price Personal Strategy Balanced (6/5/95)  16.13       15.07

---------------------------------------------- ------------ ===========

In addition, United of Omaha may from time to time disclose average annual total return in non-standard formats and cumulative total return for Policies funded by the Subaccounts.

THE FIGURES ABOVE ARE AN INDICATION OF PAST, BUT NOT FUTURE, PERFORMANCE OF THE APPLICABLE SUBACCOUNTS AVAILABLE UNDER THE POLICY.

   ADJUSTED HISTORICAL PERFORMANCE DATA. United of Omaha may, from time to time, also disclose yield, standard total returns, and non-standard total returns for the Portfolios of the Series Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations. For periods prior to the date the Subaccount commenced operations, performance information for Policies will be calculated based on the performance of the Series Fund Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Series Fund Portfolios, with the level of Policy charges that are currently in effect (this is referred to as "adjusted historical" performance data).

   PORTFOLIO PERFORMANCE DATA. United of Omaha may also disclose average annual total returns for Series Fund Portfolios (or comparable portfolios) since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations. These figures do not reflect the Variable Account or Policy expenses. Such average annual total return information is as follows:

----------------------------------------  ----------- ---------- --------- =====
                   SERIES FUND            1 Year    5 Years  10 Years    Since
           AVERAGE ANNUAL TOTAL RETURN     Ended     Ended    Ended    Inception
               (date of inception)       12/31/97  12/31/97 12/31/97 to 12/31/97
                                             %          %         %          %
----------------------------------------- ---------- -------- -------- ---------
Alger American Growth (1/9/89)                 24.80   17.76     N/A       19.43
Alger American Small Capitalization (9/21/88)  18.75   11.21     N/A       19.23
Federated Prime Money Fund II (11/21/94)        4.93     N/A     N/A        4.95
Federated Fund for U.S. Government Securities
(3/28/94)                                       8.58     N/A     N/A        6.40
Fidelity VIP II Asset Manager: Growth (1/3/95) 25.07     N/A     N/A       22.73
Fidelity VIP II Contrafund (1/3/95)            24.14     N/A     N/A       28.16
Fidelity VIP Equity Income (10/9/86)           28.11   20.16   16.72       14.66
Fidelity VIP II Index 500 (8/27/92)            32.82   19.91     N/A       19.87
MFS Emerging Growth (7/24/95)                  21.90     N/A     N/A       23.53
MFS High Income (7/26/95)                      13.62     N/A     N/A       12.66
MFS Research (7/26/95)                         20.26     N/A     N/A       22.13
MFS Value Series (8/14/96)                     26.47     N/A     N/A       25.99
MFS World Government (6/14/94)                  1.13     N/A     N/A        4.92
Morgan Stanley Emerging Markets Equity          0.52     N/A     N/A       -1.22
   (10/1/96)
Morgan Stanley Fixed Income (1/2/97)             N/A     N/A     N/A        9.93
Pioneer Capital Growth (3/1/95)                22.98     N/A     N/A       18.39
Pioneer Real Estate (3/1/95)                   19.50     N/A     N/A       24.16
Scudder Global Discovery (5/2/97)                N/A     N/A     N/A       14.03
Scudder Growth & Income (5/1/97)                 N/A     N/A     N/A       22.89
Scudder International (5/1/87)                  9.07   13.71   11.79        9.84
T. Rowe Price International  (3/31/94)          3.09     N/A     N/A        8.07
T. Rowe Price New America Growth (3/31/94)     21.12     N/A     N/A       23.66
T. Rowe Price Equity Income (3/31/94)          28.85     N/A     N/A       23.73
T. Rowe Price Limited-Term Bond (5/13/94)       6.74     N/A     N/A        6.16
T. Rowe Price Personal Strategy Balanced       18.04     N/A     N/A       20.13
(12/31/94)
===================================================== ======= ======= ==========

      Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.
      In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or mutual fund portfolios with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

      Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.
      Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.
      United of Omaha may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

THE FIXED ACCOUNT AND THE SYSTEMATIC TRANSFER ACCOUNT
   This Prospectus is generally intended to serve as a disclosure document only for the Policy and the Variable Account. For complete details regarding the Fixed Account and the Systematic Transfer Account, see the Policy itself.
   The Systematic Transfer Account is the fixed account option used if the Policy Owner elects at the time of application to participate in the Systematic Transfer Enrollment Program ("STEP program"), which is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the subaccounts which are chosen at the time of application. The allocation and the predetermined dollar amount may not be changed. The Policy Owner must make a minimum allocation of $5,000 to the Systematic Transfer Account in order to participate in the STEP program. No additional funds (other than funds designated in the application to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 transfer) may be allocated to the Systematic Transfer Account after the Date of Issue.
   NET PURCHASE PAYMENTS ALLOCATED TO THE SYSTEMATIC TRANSFER ACCOUNT AND NET PURCHASE PAYMENTS ALLOCATED AND AMOUNTS TRANSFERRED TO THE FIXED ACCOUNT BECOME PART OF THE GENERAL ACCOUNT ASSETS OF UNITED OF OMAHA. INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"), NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS, AND UNITED OF OMAHA HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED ACCOUNT.
   The Fixed Account and the Systematic Transfer Account includes all the assets of United of Omaha except those segregated in the Variable Account or in any other separate investment account. The Policy Owner may allocate Net Purchase Payments to the Fixed Account at the time of a Purchase Payment or transfer amounts from the Variable Account to the Fixed Account. Instead of the Policy Owner bearing the investment risk, as is the case for Accumulation Value in the Variable Account, United of Omaha bears the full investment risk for all Accumulation Value in the Fixed Account. United of Omaha has sole discretion to invest the assets of its general account, including the Fixed Account, subject to applicable law.
   United of Omaha guarantees that it will credit interest to amounts in the Fixed Account and the Systematic Transfer Account at an effective rate of at least 3% per year. United of Omaha may, IN ITS SOLE DISCRETION, credit amounts in the Fixed Account and the Systematic Transfer Account with interest at a current interest rate in excess of 3%. Once declared, a current interest rate will be guaranteed for at least one year. Different amounts of interest may be credited to the Systematic Transfer Account and the Fixed Account. ONE TRANSFER OUT OF THE FIXED ACCOUNT IS ALLOWED EACH POLICY YEAR. Moreover, the maximum amount that can be transferred out of the Fixed Account during any Policy Year is 10% of Fixed Account Value on the date of the transfer. No charge is imposed on such transfers. Funds allocated to the Systematic Transfer Account must be completely transferred to subaccounts or the Fixed Account within 13 months of deposit. Such transfers from the Systematic Transfer Account do not count toward the 12 free transfers between subaccounts or to the Fixed Account allowed each Policy year. You may not transfer funds to the Systematic Transfer Account. United of Omaha reserves the right to modify transfer privileges at any time. (See "THE ELIGIBLE INVESTMENTS: Transfers.") Partial withdrawals from the Fixed Account are limited to a pro rata amount (with withdrawals from the Variable Account). Withdrawals and transfers from the Fixed Account and the Systematic Transfer Account may be delayed for up to six months, and withdrawals may be subject to a Withdrawal Charge. (See "DISTRIBUTIONS UNDER THE POLICY:
Withdrawals." ) For purposes of crediting interest, the oldest payment or transfer into the Fixed Account, plus interest allocable to that payment or transfer, is considered to be withdrawn or transferred out first; the next oldest payment plus interest is considered to be transferred out next, and so on (this is a "first-in, first-out" procedure).
   United of Omaha guarantees that, at any time prior to the Annuity Starting Date, the amount in the Fixed Account or Systematic Transfer Account allocable to a particular Policy will be not be less than the amount of the Net Purchase
                                       24

     Payments allocated or transferred to the Fixed Account or allocated to the Systematic Transfer Account, plus interest at an effective rate of 3% per year, plus any excess interest credited to amounts in the Fixed Account or Systematic Transfer Account, less any applicable premium or other taxes allocable to the Fixed Account or Systematic Transfer Account, and less any amounts deducted from the Fixed Account or Systematic Transfer Account in connection with partial withdrawals (including any Withdrawal Charges) or transfers to the Variable Account.
     The current interest rates will be determined by United of Omaha in its sole discretion.
     UNITED OF OMAHA'S MANAGEMENT HAS COMPLETE AND SOLE DISCRETION TO DETERMINE THE CURRENT INTEREST RATES IN THE FIXED ACCOUNT AND THE SYSTEMATIC TRANSFER ACCOUNT. THE RATE OF INTEREST CREDITED TO EACH DEPOSIT INTO THE SYSTEMATIC TRANSFER ACCOUNT IS FIXED ON THE DATE OF EACH DEPOSIT. UNITED OF OMAHA CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE CURRENT INTEREST RATES, EXCEPT THAT UNITED OF OMAHA GUARANTEES THAT FUTURE CURRENT INTEREST RATES WILL NOT BE BELOW AN EFFECTIVE RATE OF 3% PER YEAR COMPOUNDED ANNUALLY. THE POLICY OWNER BEARS THE RISK THAT CURRENT INTEREST RATES WILL NOT EXCEED AN EFFECTIVE RATE OF 3% PER YEAR.

TRANSFERS
   SUBJECT TO the limitations and restrictions described below, transfers out of a Subaccount of the Variable Account may be made any time prior to the Annuity Starting Date, by sending Written Notice, signed by the Policy Owner, to the Service Office. Transfers also may be requested by telephone, subject to the provisions described below under "THE POLICY: Telephone Transactions." United of Omaha reserves the right, at any time and without notice to any party, to modify the transfer privileges under the Policy.
   An Owner can transfer Accumulation Value from one Subaccount of the Variable Account to another, or from the Variable Account to the Fixed Account or from the Fixed Account to any Subaccount of the Variable Account within certain limits. The minimum amount which may be transferred is the lesser of $500 or the entire Subaccount Value. If the Subaccount Value remaining after a transfer is less than $500, United of Omaha will include that amount as part of the transfer. Transfers out of a Subaccount currently may be made as often as the Owner wishes, subject to the minimum amount specified above (United of Omaha reserves the right to otherwise limit or restrict transfers in the future or to eliminate the transfer privilege). United of Omaha reserves the right to restrict transfers from the Variable Account to the Fixed Account of amounts previously transferred from the Fixed Account, for a period of time determined by United of Omaha.
     A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred. (See "CHARGES AND DEDUCTIONS.")
   Transfers from the Fixed Account currently may be made only once each Policy Year. Transfers from the Fixed Account do not count toward the 12 free transfer limit described above, and no transfer charge will be imposed on transfers from the Fixed Account. Moreover, the maximum amount that can be transferred out of the Fixed Account during any Policy Year is 10% of the Fixed Account Value on the date of the transfer.
   All funds allocated to the Systematic Transfer Account will be automatically transferred to subaccounts or the Fixed Account within 13 months of deposit pursuant to the Owner's allocation instructions but at a monthly rate of not less than 1/12th of the amount allocated to the Systematic Transfer Account. Transfers from the Systematic Transfer Account do not count toward the 12 free transfer limit described above, and no transfer charge will be imposed on transfers from the Systematic Transfer Account.
   The Policy is designed as a long-term investment, for retirement or other financial planning. The Policy is not intended for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management (which could occur, for example, if it caused excessive commission expense or caused the manager to keep higher cash reserves than otherwise). Therefore, United of Omaha reserves the right to limit the number of Transfers from the Subaccounts of the Variable Account and the Fixed Account if United of Omaha believes that: (a) excessive trading by the Policy Owner or a specific Transfer request would have a detrimental effect on Accumulation Unit values or the share prices of the Portfolios; or (b) United of Omaha is informed by one or more of the Series Funds or the Variable Account that the purchase or redemption of shares is to be restricted because of excessive trading or a Transfer or group of Transfers is deemed to have a detrimental effect on share prices of one or more Portfolios or the Variable Account.
   Where permitted by law, United of Omaha may accept a Policy Owner's authorization of third party reallocation on such Owner's behalf, subject to United of Omaha's rules. United of Omaha may suspend or cancel such acceptance at any time. For example, third party reallocation by "market timers" could be suspended if they cause harm to other Policy Owners. United of Omaha will notify the Policy Owner of any such suspension or cancellation. United of Omaha may restrict the availability of Subaccounts and the Fixed Account for Transfers during any period in which the Policy Owner authorizes such third party to act on his behalf. United of Omaha will give Owners prior notification of any such restrictions. However, United of Omaha will not enforce such restrictions if it is provided with satisfactory evidence that: (a) such third party has been appointed by a court of competent jurisdiction to act on the Policy Owner's behalf; or (b) such third party has been appointed by the Policy Owner to act on his behalf for all his financial affairs.

DOLLAR COST AVERAGING
   Under the Dollar Cost Averaging program, the Policy Owner can instruct United of Omaha to automatically transfer, on a periodic basis, a predetermined amount or percentage specified by the Policy Owner from any one Subaccount or the Fixed Account to any Subaccount(s) of the Variable Account. The automatic transfers can occur monthly, quarterly, semi-annually, or annually, and the amount transferred each time must be at least $100 and must be $50 per Subaccount. At the time the program begins, there must be at least $5,000 of Accumulation Value in the applicable Subaccount or the Fixed Account. If transfers are made from the Fixed Account, the maximum periodic transfer amount is 10% of that account's value at the time of the first Dollar Cost Averaging transfer. There is no maximum transfer amount requirement out of the Subaccounts of the Variable Account.
   If a percentage is specified for Dollar Cost Averaging transfers, the percentage is calculated on the date each transfer is processed. This means the amount of the transfer may vary with each transaction, and is dependent upon the Accumulation Value of the Subaccount(s) or Fixed Account from which the transfer is to be made. If a predetermined dollar amount is specified for Dollar Cost Averaging transfers, the amount of the transfer will not vary with each transaction regardless of changes in the Accumulation Value of the Subaccount(s) or Fixed Account from which transfers are made. The predetermined dollar amount may be changed by providing Written Notice to United of Omaha.
   Dollar Cost Averaging results in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that the Dollar Cost Averaging program will result in higher Accumulation Value or otherwise be successful.
   The Policy Owner can request participation in the Dollar Cost Averaging program when purchasing the Policy or at a later date. Dollar Cost Averaging program transfers cannot begin before the end of a Policy's free look (a/k/a "right to examine") period. Transfers will begin on the 1st through the 28th day (or, if not a Valuation Date, the next following Valuation Date), as specified by the Owner, following the Policy's free look period. If no date is selected, the Dollar Cost Averaging program will begin on the next Policy monthly anniversary following the date the Policy's free look period ends. The Owner can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. Otherwise, the program will terminate when the amount remaining in the applicable Subaccount or, if applicable, the Fixed Account is less than $500.
   The Owner can increase or decrease the amount or percentage of the transfers or discontinue the program by sending Written Notice to the Service Office or by telephone, if telephone transactions are authorized. There is no charge for participation in this program.

SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP PROGRAM")
   At the time of application the Policy Owner may elect to participate in the Systematic Transfer Enrollment Program to automatically transfer funds on a monthly basis from the Systematic Transfer Account to any of the Subaccounts of the Variable Account or to the Fixed Account which are chosen by the Policy Owner at the time of application. At the time the program begins, there must be at least $5,000 of Accumulation Value in the Systematic Transfer Account, and the monthly dollar amount to be transferred must be no less than 1/12th of the amount sufficient to transfer the entire amount in the Systematic Transfer Account within 13 months of deposit, and must allocate at least $50 per Subaccount. The allocation and the dollar amount to be transferred each month may not be changed. No new purchase payments (other than funds designated in the application to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 transfer) may be allocated to this account after the Policy Issue Date. Upon receipt of funds by IRC Section 1035 transfer, the 13 month period requirement is restarted from the date the transfer is received, and the 1/12th minimum monthly transfer amount is recalculated. No transfers may be made into the Systematic Transfer Account. There is no charge for participation in this program.
   Like the Dollar Cost Averaging program, the STEP program results in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that the STEP program will result in higher Accumulation Value or otherwise be successful. The STEP program is designed for the Policy Owner who desires to have most of the Owner's Policy funds allocated to Subaccounts of the Variable Account within a 13 month period by using dollar cost averaging concepts; if the Owner's desire is to move Policy funds from a guaranteed interest fixed account into subaccounts of the Variable Account over a longer time period using the same concepts, the Owner should use the Dollar Cost Averaging program. Under the STEP program, all funds remaining in the Systematic Transfer Account on the date of the 13th monthly transfer date will be transferred to the Subaccounts designated by the Owner in a pro rata amount consistent with the Owner's allocation instructions.
   STEP program transfers cannot begin before the end of the Policy's free look (a/k/a "right to examine") period. Transfers will begin on the 1st through the 28th day (or, if not a Valuation Date, the next following Valuation Date), as specified by the Owner, following the free look period. If no date is selected, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's free look period ends. The program will terminate the earlier of the date when the amount in the Systematic Transfer Account have been fully transferred or the date of the 13th monthly STEP program transfer.

ASSET ALLOCATION PROGRAM
   Under the Asset Allocation Program, the Policy Owner can instruct United of Omaha to allocate purchase payments and Accumulation Value among the Subaccounts of the Variable Account and the Fixed Account in accordance with allocation instructions specified by the Policy Owner. United of Omaha will rebalance a Policy Owner's investment by allocating purchase payments and transferring Accumulation Value among the Subaccounts and the Fixed Account to ensure conformity with current allocation instructions. Rebalancing will be performed on a quarterly, semi-annual or annual basis as specified by the Policy Owner. Transfers of Accumulation Value made pursuant this program will not be counted in determining whether the Transfer Fee applies. At the time the program begins, there must be at least $10,000 of Accumulation Value under the Policy.
 ........The asset allocations are divided into 5 asset allocation  models,  with
subaccount   allocations  in  each.  The  5  models  are:  Principal   Preserver
(conservative), Portfolio Protector (moderately conservative), Income Builder (moderate), Capital Accumulator (moderately aggressive), and Equity Maximizer (aggressive). United of Omaha uses the services of Ibbotson Associates to develop subaccount allocations for each model. Ibbotson Associates is a Chicago-based investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the
subaccount   portfolios)  to  quantify  the  benefits  of  diversification   for
particular investment profiles.  ........The current subaccount  allocations for each asset allocation model are as follows:

------------------------------ ------------------------------------------------------------------------
                                                       ASSET ALLOCATION MODEL
                                                             ALLOCATIONS
------------------------------ ------------------------------------------------------------------------
------------------------------ -------------- -------------- ------------- -------------- -------------
          PORTFOLIO         PRINCIPAL      PORTOLIO        INCOME        CAPITAL        EQUITY
     (LISTED AGGRESSIVE     CONSERVER      PROTECTOR      BUILDER      ACCUMULATOR    MAXIMIZER
                          (CONSERVATIVE)  (MODERATELY    (MODERATE)    (MODERATELY   (AGGRESSIVE)
      TO CONSERVATIVE)                   CONSERVATIVE)                 AGGRESSIVE)
                                %              %             %              %             %
---------------------------- ----------- -------------- ------------- -------------- -------------
Alger American Small
Capitalization                                   5             4             10             12
Pioneer Real Estate Growth                                     4              5             6
T.Rowe Price International        6             13                           22             25
Scudder International                                          16
MFS High Income                   4              5             5
T.Rowe Price New America
Growth                                                                                      10
MFS Value Series                                 5             10            15             10
Fidelity VIP II Index 500         5             10             15            12             16
T.Rowe Price Equity Income                      10                           20
Fidelity VIP Equity Income        8                            16                           16
MFS World Government              3              5             5
Federated Fund for U.S.
Government Securities                                                                       5
T.Rowe Price Limited-Term        50             37             20            16
Bond
Morgan Stanley Fixed Income
Bond                              5
Federated Prime Money Fund II    19             10             5
------------------------------ -------------- -------------- ------------- -------------- -------------

   The Policy Owner can request participation in the Asset Allocation Program when purchasing the Policy or at a later date. The Owner can change his allocation percentage or discontinue the program by sending Written Notice to the Service Office or by calling 1-(800) 238-9354. There is no charge for participation in this program.

                                   THE POLICY

  The Ultrannuity Series V Variable Annuity Policy is a Flexible Payment Variable Deferred Annuity Policy. The rights and benefits under the Policy are summarized below; however, the description of the Policy contained in this Prospectus is qualified in its entirety by the Policy itself, a copy of which is available upon request from United of Omaha. The Policy may be purchased as a Nonqualified Policy or as a Qualified Policy. The Policy will remain in force until surrendered for its Cash Surrender Value, or all Proceeds have been paid under a Payout Option or as a death benefit or upon termination.

POLICY APPLICATION AND ISSUANCE OF POLICIES
   Before it will issue a Policy, United of Omaha must receive a completed Policy application and a minimum initial Purchase Payment of $5,000. A Nonqualified Policy ordinarily will be issued only in respect of Owner's Age 0 through 85, and a Qualified Policy ordinarily will be issued only in respect of Owner's Age 0 through 70 1/2. United of Omaha reserves the right to reject any application or Purchase Payment.
   Under United of Omaha's Electronic Fund Transfer program, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a bank or credit union account or other sources. The minimum size of an initial Purchase Payment must be at least $2,000. Each subsequent monthly payment must be at least $100.
   If the application can be accepted in the form received, the initial Net Purchase Payment will be credited to the Accumulation Value within two business days after the later of receipt of the application or receipt of the initial Purchase Payment. If the initial Purchase Payment cannot be credited because the application or other issuing requirements are incomplete, the applicant will be contacted within five business days and given an explanation for the delay, and the initial Purchase Payment will be returned at that time unless the applicant consents to United of Omaha's retaining the initial Purchase Payment and crediting it, net of any charge for applicable premium taxes, as soon as the necessary requirements are completed.
   The date on which the initial Net Purchase Payment is credited to the Accumulation Value is the Date of Issue. The Date of Issue is the date used to determine Policy Years and Policy anniversaries.

PURCHASE PAYMENTS
   All initial Purchase Payment checks or drafts should be made payable to United of Omaha Life Insurance Company and sent to the Service Office. Additional Purchase Payments should be sent to the Service Office. The death benefit will not take effect until the check or draft for the Purchase Payment is honored.
   INITIAL PURCHASE PAYMENT. The minimum initial Purchase Payment that United of Omaha currently will accept under both a Nonqualified Policy and a Qualified Policy is $5,000 except under the Electronic Fund Transfer Program where the minimum initial Purchase Payment is $2,000. United of Omaha reserves the right to increase or decrease this amount. The initial Purchase Payment is the only Purchase Payment required to be paid under a Policy.
   ADDITIONAL PURCHASE PAYMENTS. The Owner may pay additional Purchase Payments. The minimum additional Purchase Payment under both a Nonqualified Policy and a Qualified Policy is $500 except under the Electronic Transfer Program where the minimum additional Purchase Payment is $100. Additional Net Purchase Payments will be credited to the Policy and added to the Accumulation Value as of the Valuation Date when they are received at the Service Office. United of Omaha will not accept any additional Purchase Payments beginning on the Policy Anniversary following the Owner's 88th birthday.
   ALLOCATION OF NET PURCHASE PAYMENTS. An Owner must allocate Net Purchase Payments to one or more of the Eligible Investments. The Owner must specify the initial allocation in the Policy application. This allocation will be used for additional Net Purchase Payments unless the Owner requests a change of allocation. All allocations must be made in whole percentages and must total 100%. The minimum allocation amount is $500 ($100 under the Electronic Fund Transfer Program). If the Owner fails to specify how Net Purchase Payments are to be allocated, the Purchase Payment(s) cannot be accepted. In states that permit United of Omaha to refund only the Accumulation Value upon the Owner's cancellation of the Policy during the free look period, the initial Net Purchase Payment will be allocated to the Owner's selected Subaccounts on the Date of Issue. In states where at least the full Purchase Payment is refunded, the portion of the initial Net Purchase Payment (and of any additional Purchase Payments made during the free look period) allocated to the Variable Account will be held in the Money Market Subaccount for the applicable Free Look period specified by the state of issue plus 5 days, from the date that the Policy is mailed from United of Omaha's Service Office. (Since the Free Look period is measured from the Owner's date of receipt of the Policy, the extra 5 days is to allow for estimated time needed for delivery of the Policy.) At the end of that period, if the Policy has not been returned for a refund, the initial Net Purchase Payment will be invested in the Subaccounts in accordance with the allocation instructions provided in the Owner's application. All additional Net Purchase Payments received after the end of the free look period will be allocated and credited to the Owner's Policy as of the Valuation Period during which they are received.

   The Owner may change the allocation instructions for future additional Net Purchase Payments by sending Written Notice, signed by the Owner, to United of Omaha's Service Office, or by telephone (subject to the provisions described below under "THE POLICY: Telephone Transactions."). The allocation change will apply to payments received on or after the date the Written Notice or telephone request is received.
     PAYMENT NOT HONORED BY BANK. Any payment due under the Policy which is derived, all or in part, from any amount paid to United of Omaha by check or draft may be postponed until such time as United of Omaha determines that such instrument has been honored. Payment by certified check, banker's draft, or cashier's check will be promptly applied.
ACCUMULATION VALUE
   On the Date of Issue, the Accumulation Value equals the initial Purchase Payment less any charge for applicable premium taxes. On any Valuation Date thereafter, the Accumulation Value equals the sum of the values in the Variable Account, the Fixed Account and the Systematic Transfer Account.
   The Accumulation Value is expected to change from Valuation Period to Valuation Period, reflecting the expenses and investment experience of (or interest credited to) the selected Eligible Investments as well as the Variable Account deductions for charges.
   THE VARIABLE ACCOUNT VALUE. The Accumulation Value for each Subaccount is equal to:
         (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
         (b) the current Accumulation Unit value.
     A Net Purchase Payment or transfer allocated to a Subaccount is converted into Accumulation Units by dividing it by the Accumulation Unit value for the Valuation Period during which the Net Purchase Payment or transfer is allocated to the Variable Account. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established. The Accumulation Unit value may increase or decrease from one Valuation Date to the next.
     The Accumulation Unit value for a Subaccount on any Valuation Date is calculated as follows:

        (a) The net asset value per share of the Portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus
        (b) the cumulative unpaid charge for the Mortality and Expense Risk Charge and Administrative Expense Charge; minus
        (c) any applicable charge for federal and state income taxes, if any; the result divided by
        (d) the total number of Accumulation Units held in the Subaccount on the Valuation Date, before the purchase or redemption of any Accumulation Units on that day.

Positive investment experience of the applicable Portfolio will increase the Accumulation Unit values and negative investment experience will decrease the Unit values. Expenses and deductions will have a negative effect on Unit values.
     THE FIXED ACCOUNT VALUE. The Accumulation Value of the Fixed Account on any Valuation Date is equal to:
          (a) the Accumulation Value at the end of the preceding Policy Month; plus
           (b) any Net Purchase Payments credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal and Withdrawal Charge taken from the Fixed Account since the end of the previous Policy Month; plus
          (f) interest credited on the Fixed Account balance.

United of Omaha guarantees that the Accumulation Value in the Fixed Account will be credited with an effective annual interest rate of at least 3%.

THE SYSTEMATIC TRANSFER ACCOUNT VALUE. The Accumulation Value of the Systematic Transfer Account on any Valuation Date is equal to:
          (a) the value at the Issue Date; plus
          (b) any transfers from the Systematic Transfer Account to the Subaccounts since the end of the previous Policy Month; plus
          (c) interest credited on the Systematic Account balance. United of Omaha guarantees the Accumulation Value in the Systematic Transfer Account will be credited with an effective interest rate of at least 3%.

TELEPHONE TRANSACTIONS
     Owners can make transfers, partial withdrawals of $10,000 or less, and/or change the allocation of subsequent Net Purchase Payments by telephone if they have checked the "Telephone Transaction Authorization" box in the application or if they have subsequently authorized telephone transactions in writing.

(Requests to withdraw amounts exceeding $10,000 must be made in writing, signed by the Owner.) United of Omaha will not be liable for following instructions communicated by telephone that it believes to be genuine. However, United of Omaha will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If United of Omaha fails to do so, it may be liable for any losses due to unauthorized or fraudulent instructions. All telephone requests will be recorded on voice recorder equipment for the protection of the Policy Owner. Owners making telephone requests will be required to provide their social security number and/or other information for identification purposes.
     Telephone requests must be received at the Service Office no later than 4:00 p.m. Eastern time in order to be processed. Telephone transfer requests will not be accepted after that time.
     The telephone transaction privilege may be discontinued at any time as to some or all Owners.

NON-PARTICIPATING POLICY
     The Policy does not participate or share in the profits or surplus earnings of United of Omaha. No dividends are payable on the Policy.

TERMINATION
     If the Accumulation Value is less than $500, United of Omaha may cancel the Policy upon 60 days' notice to the Owner. This cancellation will be considered a full surrender of the Policy. If the Accumulation Value in any Subaccount falls below $500, United of Omaha reserves the right to transfer the remaining balance, without charge, to the Money Market Subaccount.

                         DISTRIBUTIONS UNDER THE POLICY
WITHDRAWALS
     The Owner may  withdraw  all or a portion  of the Cash  Surrender  Value in exchange for a cash payment from United of Omaha. The Cash Surrender Value is the Accumulation Value less any applicable Withdrawal Charge, any applicable Policy Fee, any applicable premium taxes, and, if the Enhanced Death Benefit is elected, the Enhanced Death Benefit Charge. (See "CHARGES AND DEDUCTIONS.").
     The Owner may withdraw Cash Surrender Value from the Variable Account at any time prior to the Annuity Starting Date by sending a Written Request to United of Omaha's Service Office. The minimum amount that can be withdrawn from any Eligible Investment is $500. After a partial withdrawal, the remaining Accumulation Value must be at least $500. In the absence of written instructions from the Owner, withdrawals will result in cancellation of Accumulation Units from each applicable Subaccount and the deduction of Accumulation Value from the Fixed Account or Systematic Transfer Account in the ratio that the value of each such Eligible Investment bears to the total Accumulation Value of the Policy (i.e., pro rata from each Eligible Investment). No more than a pro-rata amount may be withdrawn from the Fixed Account or Systematic Transfer Account for any partial withdrawal. Withdrawals from the Systematic Transfer Account will not affect the minimum monthly transfer amount from that Account, so will cause the total amount to be transferred to be complete in less time than originally anticipated. If the Owner requests a surrender, the Policy must be returned to the Service Office.
     Withdrawals from the Fixed Account and Systematic Transfer Account may be delayed for up to six months.
     Each Policy Year the Owner may withdraw up to 15% of Accumulation Value as of the date of the first withdrawal that year without deduction of a Withdrawal Charge. The 15% amount is determined when the first withdrawal is made and additional Purchase Payments contributed in that Policy Year will not be included. Amounts withdrawn in excess of this free withdrawal amount may be subject to the Withdrawal Charge of up to 7%. For a discussion of the Withdrawal Charge, see "CHARGES AND DEDUCTIONS: Withdrawal Charge."
     Withdrawals may be taxable and subject to a penalty tax. (See "CHARGES AND
DEDUCTIONS:  Certain Federal Income Tax Consequences.")
     Since the Owner assumes the investment risk with respect to Net Purchase Payments allocated to the Variable Account, and because surrenders and withdrawals are subject to a Withdrawal Charge, and possibly a charge for premium taxes, the total amount paid upon total surrender of the Policy (taking any prior partial withdrawals into account) may be more or less than the total Purchase Payments made. Following a surrender of the Policy, or at any time the Accumulation Value is zero, all rights of the Owner will terminate.

SYSTEMATIC WITHDRAWAL PLAN
     Under the Systematic Withdrawal Plan, the Policy Owner can instruct United of Omaha to make automatic payments of a predetermined dollar amount or fixed percentage of Accumulation Value to them monthly, quarterly, semi-annually or annually from a specified Eligible Investment. The minimum systematic withdrawal payment is $100. The "Request for Systematic Withdrawal" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is submitted. The Owner may specify the Eligible Investments from which Systematic Withdrawals will be made, but no more than a pro-rata amount can be withdrawn from the Fixed Account or Systematic Transfer Account. If the Owner does not specify the Eligible Investments from which Systematic
Withdrawals are to be taken, Systematic Withdrawals will be taken from each Eligible Investment in the proportion that the Accumulation Value in each Eligible Investment bears to the total Accumulation Value of the Policy.
     The Withdrawal Charge will apply in accordance with its terms.
     A qualified tax adviser should be consulted before a Systematic Withdrawal Plan is requested since distributions under such a Plan may be taxable and subject to a penalty tax. (See "CHARGES AND DEDUCTIONS: Certain Federal Income Tax Consequences.")

ANNUITY PAYMENTS
     Payees receiving Annuity Payments under the Policy must be individuals who receive payments in their own behalf unless otherwise agreed to by United of Omaha. Any Payout Option chosen will be effective when United of Omaha acknowledges it. United of Omaha may require proof of the Owner's or the Annuitant's age or survival. The level of Annuity Payments is determined by the Accumulation Value, the age and sex of the Annuitant, and the Payout Option elected. Where required by law, Annuity Payments will be determined without regard to the Annuitant's sex.
     Amounts applied to Annuity Payments may be subject to an Withdrawal Charge. (See "CHARGES AND DEDUCTIONS: Withdrawal Charge.") However, a Withdrawal Charge will not apply on the Annuity Starting Date if the Accumulation Value is applied after the second Policy Anniversary to provide lifetime Annuity Payments under Payout Option 4.

     ANNUITY STARTING DATE. Unless the Annuity Starting Date is changed, Annuity Payments under a Policy will begin on the Annuity Starting Date which is selected by the Policy Owner at the time the Policy is applied for. The latest Annuity Starting Date permitted is when the Annuitant attains age 95 (age 85 in Pennsylvania). An earlier Annuity Starting Date is required for Qualified Contracts. The Annuity Starting Date may be changed from time to time by the Policy Owner by Written Notice to United of Omaha, provided that notice of each change is received by United of Omaha at its Service Office at least thirty (30) days prior to the then current Annuity Starting Date.

     ELECTION OF PAYOUT OPTION. The Policy Owner will choose a Payout Option, to provide variable annuity payments or fixed annuity payments or a combination of both, under which the Policy Proceeds will be paid to the Payee(s)shown in the Policy application. During the lifetime of the Owner and prior to the Annuity Starting Date, the Policy Owner may change the election, but Written Notice of any election or change of election must be received by United of Omaha at its Service Office at least thirty (30) days prior to the Annuity Starting Date. If no election is made prior to the Annuity Starting Date, then the Accumulation Value in the Variable Account will be used to provide variable Annuity Payments, and the Accumulation Value in the Fixed Account will be used to provide fixed
Annuity Payments, and Annuity Payments will be made under Option 4 providing lifetime income with payments guaranteed for 10 years. United of Omaha reserves the right to pay the Proceeds in one sum when the Proceeds are less than $2,000, or when the Payout Option chosen would result in periodic payments of less than $20.
     If the Owner dies prior to the Annuity Starting Date (and the Policy is in force), the Beneficiary may elect to receive the death benefit under one of the Payout Options, to the extent allowed by law and subject to the terms of any settlement agreement. (See "DISTRIBUTIONS UNDER THE POLICY: Death Benefit.")
     The longer the guaranteed or projected Payout Option period, the lower the amount of each payment.
     Unless the Policy Owner specifies otherwise, the Payee shall be the Annuitant.

     FIXED ANNUITY PAYMENTS. Fixed annuity payments are available under all six Payout Options below. Under each fixed Payout Option the amount of each payment will be set on the Annuity Starting Date and will not change. Annuity Payments will begin on that date. The Annuity Purchase Value will be transferred to the general account of United of Omaha, and the Annuity Payments will be fixed in amount by the fixed annuity provisions selected and the age and sex (if consideration of sex is allowed) of the Annuitant. The guaranteed effective annual interest rate used in the Payout Options is 3%. Using a procedure approved by its Board of Directors, United of Omaha may, at its sole discretion, declare additional interest to be paid or credited annually for Payout Options 1, 2, 3, or 6. Current immediate annuity rates for the same class of annuities will be used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "A" mortality table, and 3.0% guaranteed interest rate. Current amounts may be obtained from United of Omaha. For further information, contact United of Omaha at its Service Office.

     VARIABLE ANNUITY PAYMENTS. Only Payout Options 2, 4, and 6 are available for variable annuity payments. The dollar amount of the first monthly annuity payment will be determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the Payout Option chosen. The tables are determined from the 1983 Table "a" mortality table with an assumed investment rate of 4%. If more than one subaccount has been selected, the Annuity Purchase Value of each subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular subaccount.
             All variable annuity payments other than the first will vary in amount according to the investment performance of the applicable subaccounts. The amount of each subsequent payment is the sum of: the number of Variable Annuity Units for each subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month.
             If the net investment return of a subaccount for a payment period is equal to the pro-rated portion of the 4% annual assumed investment rate, the variable annuity payment attributable to that subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 4% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 4%, the payment for that period will be less than the payment for the prior period.

     TRANSFERS BETWEEN FIXED AND VARIABLE SUBACCOUNTS. After the Annuity Starting Date the annuitant may exchange the value of a designated number of Variable Annuity Units of a particular subaccount into other Variable Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange. No more than four (4) exchanges may be made within each account year.
         Transfers may be made between subaccounts and from a subaccount to the fixed account. No exchanges may be made from the fixed account to the variable subaccounts. Transfers will be made using the Variable Annuity Unit values for the Valuation Period during which any request is received by United of Omaha.

     PAYOUT OPTIONS. The Policy provides six Payout Options which are described below.

         OPTION 1 -- PROCEEDS HELD ON DEPOSIT AT INTEREST. While the Proceeds are held by United of Omaha, United of Omaha will annually:
     (a)  pay interest to the Payee; or
     (b)  add interest to the Proceeds.
         OPTION 2 -- INCOME OF A SPECIFIED AMOUNT. The Proceeds will be paid in monthly installments of a specified amount over at least a five year period until the Proceeds, with interest, have been fully paid.
         OPTION 3 -- INCOME FOR A SPECIFIED PERIOD. The Proceeds will be paid in installments for the number of years chosen. The monthly incomes for each $1,000 of Proceeds, shown in the table set forth in the Policy, include interest. United of Omaha will provide the income amounts for payments other than monthly upon request.
         OPTION 4 -- LIFETIME INCOME. The Proceeds will be paid as monthly income for as long as the Annuitant lives. The following guarantees are available:
            GUARANTEED PERIOD - The monthly income will be paid for a minimum of 10 years and as long thereafter as the Annuitant lives; or GUARANTEED AMOUNT - The monthly income will be paid until the sum of all payments equals the Proceeds placed under this option and as long thereafter as the Annuitant lives.
The monthly income will be the amount computed using either the Lifetime Monthly Income Table set forth in the Policy (which is based on the 1983 Table "A" mortality table and interest at 3%, adjusted to age last birthday) or, if more favorable to the Annuitant, United of Omaha's then current lifetime monthly income rates for payment of Proceeds. If a variable Payout Option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable Subaccounts (see "DISTRIBUTIONS UNDER THE POLICY: Variable Annuity Payments.").
     NOTE CAREFULLY. If no guarantee is elected, then IT WOULD BE POSSIBLE FOR ONLY ONE ANNUITY PAYMENT TO BE MADE if the Annuitant(s) were to die before the due date of the second annuity payment; only two Annuity Payments if the Annuitant(s) were to die before the due date of the third annuity payment; and so forth.
     When the Annuitant dies, any remaining guaranteed Annuity Payments will be paid to the Beneficiary. When the last Payee dies, United of Omaha will pay to the estate of that Payee any remaining guaranteed Annuity Payments.

         OPTION 5 -- LUMP SUM.  The Proceeds will be paid in one sum.
         OPTION 6 -- ALTERNATIVE SCHEDULE. Upon request and if available, United of Omaha will provide payments for other options, including joint and survivor periods. Certain options may not be available in some states. If variable Annuity Payments are being made under Option 2 or 6 and do not involve life contingencies, then the Owner may surrender the Contract and receive the commuted value of any unpaid Annuity Payments.

Additional information about any Payout Option may be obtained by contacting the Service Office.

                                      * * *

     A portion or the entire amount of the Annuity Payments may be taxable as ordinary income. If, at the time the Annuity Payments begin, the Policy Owner has not provided United of Omaha with a written election not to have federal income taxes withheld, United of Omaha must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. Withholding is mandatory for certain Qualified Policies. (See "CHARGES AND DEDUCTIONS: Certain Federal Income Tax Consequences.")

DEATH BENEFIT
     DEATH OF OWNER PRIOR TO ANNUITY STARTING DATE. If any Owner or joint Owner dies prior the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and a death benefit will be paid to the Beneficiary. The death benefit will equal the largest of (i) the Accumulation Value (without deduction of the Withdrawal Charge), on the later of the date on which Due Proof of Death or an election of Payout Option is received by United of Omaha's Service Office less any charge for applicable premium taxes; or (ii) the sum of Net Purchase Payments, less partial withdrawals.
     The death benefit is payable upon receipt of Due Proof of Death of the first Owner to die, election of a Payout Option, and proof that such Owner died prior to the commencement of Annuity Payments. The death benefit generally will be paid within seven days, or as soon thereafter as United of Omaha has
sufficient   information  about  the  Beneficiary  to  make  the  payment.   The
Beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the Payout Options described above, unless a settlement agreement is effective at the death of the Owner that prevents such election. The Beneficiary must make such election within sixty days of the date United of Omaha receives Due Proof of Death; otherwise a lump sum payment will be made.
     If an Owner of the Policy is a corporation, trust or other nonindividual, the primary Annuitant will be treated as an Owner of the Policy for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.
     If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner rather than of the Annuitant.
     (If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of a Code Sec. 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.)
     Any applicable premium tax not previously deducted will be deducted from the death benefit payable.
     ENHANCED DEATH BENEFIT AMENDMENT. If this Amendment is attached to the Policy and any Owner or Joint Owner dies prior to age 81, the Death Benefit will be an Enhanced Death Benefit equal to greatest of: (1) the Accumulation Value as of the end of the Valuation Period during which due proof of death and an election of a payout option are received by us; (2) the greatest Anniversary Value plus subsequent Purchase Payments and less any subsequent partial withdrawals;7/ and (3) the sum of all Net Purchase Payments, less any partial withdrawals, accumulated at a 4.5% annual rate of interest up to a maximum of two times each Purchase Payment.
     If any Owner or Joint Owner dies after attaining age 81, the Death Benefit under the Amendment will equal the greatest of: (1) the Accumulation Value as of the end of the Valuation Period during which due proof of death and an election of a payout option are received by us; (2) the greatest Anniversary Value prior to the last Policy Anniversary before the Owner attained age 81, plus any subsequent Purchase Payments and less any subsequent partial withdrawals; and
(3) the sum of all net purchase payments paid prior to the last Policy Anniversary before the Owner attained age 81, less any partial withdrawals accumulated at a 4.5% annual rate of interest up to a maximum of two times each purchase payment. If the death benefit payable equals (3), United of Omaha will add to the death benefit amount, any purchase payments paid after the last Policy Anniversary before the Owner attained age 81.

7/ The Anniversary Value equals the Accumulation Value on a Policy Anniversary and any subsequent Purchase payments less partial withdrawals and undeducted premium tax.

     There is a charge for the Enhanced Death Benefit which will never exceed an annual rate of 0.35% of the Average Death Benefit Amount. (See CHARGES AND
DEDUCTIONS: Enhanced Death Benefit Charge.)
     The Elective Death Benefit is only available to Owners age 80 and under, and not available for non-person owners.
     ACCIDENTAL DEATH BENEFIT. If any Owner or Joint Owner dies from bodily injury sustained in a common carrier accident, United of Omaha will pay the Standard Death Benefit or the Enhanced Death Benefit, as applicable, multiplied by two, instead of the amount that would otherwise be payable.
     For this benefit to be payable, bodily injury must be sustained by the Owner while a passenger in a common carrier. Death must be independent of any sickness or other causes and must occur within 90 days of the date of the accident. United of Omaha will pay only the Standard Death Benefit or the Enhanced Death Benefit, if applicable, if the Owner's death results from the following: (a) suicide; (b) an act of declared or undeclared war; (c) an injury received while intoxicated; (d) an injury received while the owner is under the influence of a controlled substance, unless administered on the advice of a physician; or (e) an injury received while committing a felony or engaged in an illegal occupation. The Accidental Death Benefit may not be available in all states.

     DEATH OF OWNER ON OR AFTER ANNUITY STARTING DATE. If any Owner or joint Owner dies on or after the Annuity Starting Date and before all the Proceeds have been paid, any remaining Proceeds will be paid at least as rapidly as under the Payout Option in effect at the time of the death.
     BENEFICIARY. The Owner may change the named Beneficiary by sending Written Notice to the Service Office unless the named Beneficiary is irrevocable. When recorded and acknowledged by United of Omaha, the change will be effective as of the date the Owner signed the request. The change will not apply to any payments made or other action taken by United of Omaha before recording. If the named Beneficiary is irrevocable, the Owner may change the named Beneficiary only by joint written request from the Owner and the Beneficiary. If more than one named Beneficiary is designated, and the Policy Owner fails to specify their interests, they will share equally.
     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.
     If the Beneficiary is the deceased Owner's surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.
     If the named Beneficiary does not survive the Owner, then the estate of the Owner is the Beneficiary.

IRS REQUIRED DISTRIBUTION
     Federal tax law requires that if a Policy Owner of a nonqualified Policy dies before the Annuity Starting Date, then the entire value of the Policy must generally be distributed within five years of the date of death of such Policy Owner. Therefore, generally, any death benefit must be paid within five years after the date of death. The five-year rule does not apply to that portion of the Proceeds which (a) is payable to or for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of the Owner's death. Special rules may apply to the spouse of the deceased Owner. See "Federal Tax Matters" in the Statement of Additional Information for a detailed description of these rules. Other required distribution rules apply to Qualified Contracts. (See "CHARGES AND DEDUCTIONS: Certain Federal Income Tax Consequences.") The Policy contains provisions designed to comply with these requirements.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
     The Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity Policy issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; (3) death or (4) participant's attainment of age 70 1/2. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the Policy can be redeemed.

                             CHARGES AND DEDUCTIONS

     United of Omaha will make certain charges and deductions in connection with the Policy in order to compensate it for incurring expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the Accounts and the Policies. Charges may also be made for premium taxes, federal, state or local taxes (or the economic burden thereof), or for certain transfers. Charges and expenses are also deducted from each Portfolio.

WITHDRAWAL CHARGE
     United of Omaha will incur expenses relating to the sale of Policies, including commissions to registered representatives and other promotional expenses. United of Omaha will apply a Withdrawal Charge, expressed as a percentage of any Purchase Payment surrendered or withdrawn, in connection with a full surrender or partial withdrawal, in order to partially cover distribution expenses. The Withdrawal Charge may also be deducted from amounts applied to provide Annuity Payments. The Withdrawal Charge Percentage will vary depending upon the number of years that have elapsed since the date the Purchase Payment was made. The amount of the Withdrawal Charge is determined by multiplying the amount of each Purchase Payment withdrawn by the applicable Withdrawal Charge Percentages. For purposes of determining the Withdrawal Charge, the oldest Purchase Payment is considered to be withdrawn first; the next oldest Purchase Payment is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure), and all Purchase Payments are deemed to be withdrawn before any earnings. The amount of the partial withdrawal requested plus any Withdrawal Charge will be deducted from the Accumulation Value on the date an Owner's Written Request is received at the Service Office. In the absence of other instructions, partial withdrawals (including any charge) will be deducted from the Subaccounts and the Fixed Account or the Systematic Transfer Account on a pro-rata basis. No more than a pro-rata amount can be withdrawn from the Fixed Account or the Systematic Transfer Account. The following is the table of Withdrawal Charge Percentages:

  Years Since Receipt of Purchase Payment    1   2   3    4    5     6    7   8+
  Applicable Withdrawal Charge Percentage    7%  6%  5%   4%   3%   2%   1%   0%

     United of Omaha anticipates that the Withdrawal Charge will not generate sufficient funds to pay the cost of distributing the Policies. If this charge is insufficient to cover the distribution expenses, the deficiency will be met from United of Omaha's general funds, which will include amounts derived from the charge for mortality and expense risks (described below).
     Each Policy Year, the Owner can withdraw up to 15% of Accumulation Value at the time of the first withdrawal each year without imposition of the Withdrawal Charge. A Withdrawal Charge will also not be applied on the Annuity Starting Date if the Accumulation Value is applied after the second Policy Anniversary to provide lifetime Annuity Payments under Payout Option 4. (The Withdrawal Charge will apply to Proceeds placed under Payout Options 1, 2, 3, 5, and 6.) No Withdrawal Charge will be imposed as a result of any death benefit payment or, under Qualified Plans, any refund of contributions paid in excess of the Owner's deductible amounts. United of Omaha will not increase the withdrawal charge.

WAIVER OF WITHDRAWAL CHARGES
     United of Omaha will waive the Withdrawal Charge upon partial withdrawals and surrenders in the event the Owner becomes confined to a hospital or nursing home, disabled, diagnosed with a terminal illness or unemployed. Those waivers and any restrictions associated with such waivers are set forth below:
     NURSING HOME WAIVER. The Withdrawal Charge will not be imposed as a result of any withdrawal made pursuant to the Owner's confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days: (a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare certified long term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days of the last day of confinement to such facility. Proof of confinement must be provided. The Nursing Home Waiver is not available if any Owner is confined to a nursing home or hospital facility on the Date of Issue.
     United of Omaha will not accept any additional purchase payments under a Policy once the Nursing Home Waiver has been elected. The Nursing Home Waiver may not be available in all states.
     DISABILITY WAIVER. The Withdrawal Charge will not be imposed upon any withdrawal where the Owner is physically disabled. United of Omaha may require proof of such disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. United of Omaha reserves the right to have any Owner claiming such disability examined by a licensed physician.
     United of Omaha will not accept any additional purchase payments under a Policy once the Disability Waiver has been elected. The Disability Waiver is not available if any Owner is receiving Social Security Disability Benefits on the Date of Issue or is age 65 or older. The Disability Waiver may not be available in all states.
     TERMINAL ILLNESS WAIVER. United of Omaha will waive the Withdrawal Charge for any withdrawal where the Owner is diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less. United of Omaha may require proof of such illness including written confirmation from a licensed physician. United of Omaha reserves the right to have an Owner diagnosed with such illness examined by a licensed physician.

     United of Omaha will not accept any additional purchase payments under a Policy once the Terminal Illness Waiver has been elected. The Terminal Illness Waiver is not available if any Owner is diagnosed with a terminal illness prior to or on the Date of Issue. The Terminal Illness Waiver may not be available in all states.
     UNEMPLOYMENT WAIVER. United of Omaha will waive the Withdrawal Charge for any partial withdrawal or surrender in the event the Owner becomes unemployed. The Unemployment Waiver is available upon submission of a determination letter from a state Department of Labor indicating the Owner received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The Unemployment Waiver may be exercised only once and is not available if any Owner or Annuitant is receiving unemployment benefits on the Date of Issue. The Unemployment Waiver may not be available in all states.
     TRANSPLANT WAIVER. United of Omaha will waive surrender charges if the Owner undergoes transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, the Owner must submit a letter from a licensed physician (who is not the Owner of this policy) stating that the Owner underwent transplant surgery for any of these organs. United of Omaha reserves the right to have the Owner examined by a physician of its choice and at its expense.
This waiver may be exercised only once per transplant surgery.
     RESIDENCE DAMAGE WAIVER. United of Omaha will waive surrender charges if the Owner's primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, submit to United of Omaha a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted with 91 days of the date of the appraiser's report. United of Omaha reserves the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of its choice and at its expense, and to rely upon its appraiser's opinion. This waiver may be exercised only once per occurrence.
     DEATH OF SPOUSE OR MINOR DEPENDENT WAIVER. United of Omaha will waive surrender charges for withdrawals of the following percentage of Accumulation Value made within six months of the Owner's spouse's or minor dependent(s)' death: death of spouse, 50%; death of minor dependent(s), 25%. Proof of death must be submitted to United of Omaha. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the Withdrawal Charge.

MORTALITY AND EXPENSE RISK CHARGE
     United of Omaha imposes a daily charge as compensation for bearing certain mortality and expense risks in connection with the Policies. This charge is equal to an annual rate of 1.00% (.0027535% daily) of the value of the net assets in the Variable Account and it will not increase. The Mortality and Expense Risk Charge is reflected in the accumulation unit values for each Subaccount.
     Accumulation Values and Annuity Payments are not affected by changes in actual mortality experience or by actual expenses incurred by United of Omaha. The mortality risks assumed by United of Omaha arise from its contractual obligations to make Annuity Payments (determined in accordance with the Annuity tables and other provisions contained in the Policy) and to pay death benefits prior to the Annuity Starting Date. Thus, Owners are assured that neither an Annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the periodic Annuity Payments that the Payee will receive under the Policy.
     The expense risk assumed by United of Omaha is the risk that United of Omaha's actual expenses in administering the Policy will exceed the amount recovered through the Administrative Charges.
     If the Mortality and Expense Risk Charge is insufficient to cover United of Omaha's actual costs, United of Omaha will bear the loss; conversely, if the charge is more than sufficient to cover costs, the excess will be profit to United of Omaha. United of Omaha expects a profit from this charge. To the extent that the proceeds of the Withdrawal Charge are insufficient to cover the actual cost of Policy distribution, the deficiency will be met from United of Omaha's general corporate assets, which may include amounts, if any, derived from the Mortality and Expense Risk Charge.
                                       36

ADMINISTRATIVE CHARGES
     In order to cover the costs of administering the Policies, United of Omaha deducts an annual Policy Fee from the Accumulation Value and also deducts a daily Administrative Expense Charge from the assets of each Subaccount.
     The annual Policy Fee is deducted from the Accumulation Value of each Policy on the last Valuation Date of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This annual Policy Fee is $30, and it will not be increased. The annual Policy Fee will be deducted from each Subaccount of the Variable Account in the same proportion that the Accumulation Value in each such Subaccount bears to the total Accumulation Value in the Variable Account. The portion of the annual Policy Fee deducted from the Subaccounts will be deducted by canceling Accumulation Units. This fee is waived if the Accumulation Value exceeds $50,000 on the last Valuation Date of the applicable Policy Year. The fee is also waived for sales of the Policy to employees of United of Omaha or its affiliated companies.
     United of Omaha also deducts a daily Administrative Expense Charge from the assets of each Subaccount of the Variable Account. This charge is equal to an annual rate of .20% (.0005485% daily) of the net assets of each Subaccount of the Variable Account. The Administrative Expense Charge will not be increased in the future.

ENHANCED DEATH BENEFIT CHARGE
     There is a charge for expenses related to the Enhanced Death Benefit available under the terms of the Elective Death Benefit Amendment and to compensate it for the increased risks associated with providing the Enhanced Death Benefit. If this Amendment is elected on or after May 1, 1998, United of Omaha deducts a daily charge from the assets of the Variable Account. If this Amendment was elected prior to May 1, 1998, United of Omaha deducts this charge through the cancellation of accumulation units at each Policy Anniversary and at surrender. United of Omaha guarantees that this charge will never exceed an annual rate of 0.35% of the Average Death Benefit Amount.

TRANSFER FEE
     There is no charge for transfers from the Fixed Account or Systematic Transfer Account or for the first 12 transfers from Subaccounts of the Variable Account in each Policy Year. However, there is a $10 fee for the thirteenth and each subsequent request made by the Owner to transfer Accumulation Value from a Subaccount during a single Policy Year. Any applicable Transfer Fee is deducted from the amount transferred. All transfer requests made simultaneously will be treated as a single request. No transfer fee will be imposed for any transfer which is not at the Owner's request. The Transfer Fee will not increase.

PREMIUM TAXES
     Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other governmental units within a state may levy such taxes.
     The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Policy, a charge for such taxes will be deducted (except in Oregon), depending on when such taxes are paid to the taxing authority, either (a) from Purchase Payments as they are received, (b) upon payment in respect of a Surrender of the Policy, (c) upon death of any Owner, or
(d) upon application of the Proceeds to a Payout Option.

FEDERAL, STATE AND LOCAL TAXES
     No charges are currently made for federal, state, or local taxes other than premium taxes. However, United of Omaha reserves the right to deduct amounts from the Subaccounts for such taxes or any other economic burden resulting from imposition of the tax laws that United of Omaha determines to be properly attributable to the Variable Account in the future.

OTHER EXPENSES INCLUDING INVESTMENT ADVISORY FEES
     Each Portfolio of the Series Funds is responsible for all of its expenses. The net assets of each Portfolio of the Series Funds will reflect deductions in connection with the investment advisory fee and other expenses.
     For more information concerning the investment advisory fee and other charges against the Portfolios, see the Summary of this Prospectus and the prospectuses for the Series Funds, current copies of which accompany this Prospectus.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

     THE FOLLOWING DISCUSSION IS A GENERAL DESCRIPTION OF FEDERAL TAX CONSIDERATIONS RELATING TO THE POLICY AND IS NOT INTENDED AS TAX ADVICE. THIS DISCUSSION IS NOT INTENDED TO ADDRESS THE TAX CONSEQUENCES RESULTING FROM ALL OF THE SITUATIONS IN WHICH A PERSON MAY BE ENTITLED TO OR MAY RECEIVE A DISTRIBUTION UNDER THE POLICY. ANY PERSON CONCERNED ABOUT THESE TAX IMPLICATIONS SHOULD CONSULT A COMPETENT TAX ADVISOR BEFORE INITIATING ANY TRANSACTION. THIS DISCUSSION IS BASED UPON UNITED OF OMAHA'S UNDERSTANDING OF THE PRESENT FEDERAL INCOME TAX LAWS AS THEY ARE CURRENTLY INTERPRETED BY THE INTERNAL REVENUE SERVICE. NO REPRESENTATION IS MADE AS TO THE LIKELIHOOD OF THE CONTINUATION OF THE PRESENT FEDERAL INCOME TAX LAWS OR OF THE CURRENT INTERPRETATION BY THE INTERNAL REVENUE SERVICE. MOREOVER, THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.

     The Policy may be purchased on a non-tax qualified basis ("Nonqualified Policy") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Policy"). Qualified Policies are designed for use by individuals whose Purchase Payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of Federal income taxes on the amounts held under a Policy, on Annuity Payments, and on the economic benefit to the Policy Owner, the Annuitant, or the Beneficiary depends, among other things, on the type of retirement plan, on the tax and employment status of the individual concerned and on the employer's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax qualified plan and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek competent legal and tax advice regarding the suitability of the Policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Policy. The following discussion assumes that a Qualified Policy is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

TAX STATUS OF THE POLICY
     The following discussion is based on the assumption that the Policy qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the requirements for qualifying as an annuity.

TAXATION OF ANNUITIES
     IN GENERAL. Section 72 of the Code governs taxation of annuities in general. United of Omaha believes that the Policy Owner who is a natural person generally is not taxed on increases (if any) in the value of a Policy until distribution occurs by withdrawing all or part of the Accumulation Value (e.g., partial withdrawals, full surrenders or Annuity Payments under the Payout Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value (and in the case of a Qualified Policy, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.
     The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Policy's Accumulation Value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule, and a prospective Policy Owner that is not a natural person may wish to discuss these with a competent tax adviser.

     THE FOLLOWING DISCUSSION GENERALLY APPLIES TO A POLICY OWNED BY A NATURAL PERSON.

     SURRENDERS AND PARTIAL WITHDRAWALS. In the case of a surrender or partial withdrawal (including systematic withdrawals) under a Qualified Policy, under
Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit for balance under the retirement plan. The "investment in the contract" generally equals the amount of any purchase payments paid by or on behalf of any individual. For a Policy issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Policy.
     With respect to Nonqualified Policies, partial withdrawals (including systematic withdrawals) are generally treated as taxable income to the extent that the Accumulation Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time.
     Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the Payout Option elected under the Policy, in general, only the portion of the payout that represents the amount by which the Accumulation Value exceeds the
"investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional payments is taxable. In general there is no tax on the portion of each Annuity Payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Payments is taxable. If Annuity Payments cease by reason of the death of the Annuitant, the excess (if any) of the "investment in the contract" as of the Annuity Starting Date over the aggregate amount of Annuity Payments received on or after the Annuity Starting Date that was excluded from gross income is allowable as a deduction for the last taxable year of the Annuitant.
     PENALTY TAX. In the case of a distribution pursuant to a Nonqualified Policy, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (a) made on or after the date on which the Policy Owner attains age 59 1/2; (b) made as a result of death or disability of a Policy Owner; (c) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Policy Owner and a "designated beneficiary"; (d) from a qualified plan; (e) allocable to investment in the Policy before August 14, 1982; (f) under a qualified funding asset (as defined in Code section 130(d)); (g) under an immediate annuity (as defined in Code Section 72(u)(4)); or (h) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Other tax penalties may apply to certain distributions under a Qualified Policy.
     DEATH BENEFIT PROCEEDS. Amounts may be distributed from the Account because of the death of a Policy Owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or (2) if distributed under an Annuity Payout Option, they are taxed in the same manner as Annuity Payments, as described above.
     TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF THE POLICY. A transfer of ownership of a Policy, the designation of an Annuitant or Beneficiary who is not also the Policy Owner, the selection of certain annuity starting dates, or the exchange of a Policy may result in certain tax consequences to the Policy Owner that are not discussed herein. Policy Owners contemplating any such transfer, assignment, or exchange of a Policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.
     MULTIPLE POLICIES. All nonqualified deferred annuity contracts that are issued by United of Omaha (or its affiliates) to the same Policy Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contract as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws. Any Policy Owner or prospective Policy Owner contemplating the purchase of more than one annuity in a calendar year should consult a tax advisor.
     WITHHOLDING. Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1994, distributions from certain qualified plans are generally subject to mandatory withholding. Certain states also require withholding of state income taxes whenever federal income taxes are withheld.
    POSSIBLE CHANGES IN TAXATION. Legislation has been proposed in 1998 that, if enacted, would adversely affect the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable insurance contracts. A second proposal would reduce the "investment in the contract" under Cash Value Life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the Policies could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor with respect to legislative developments and their effect on the Policy.
     OTHER TAX CONSEQUENCES. As noted above, the foregoing discussion of the Federal income tax consequences under the Policy is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect United of Omaha's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Policy depend on the individual circumstances of each Policy Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

QUALIFIED PLANS
     The Policy may be used with certain qualified plans as described in the following paragraphs. The tax rules applicable to Policy Owners in qualified plans, including restrictions on contributions and benefits, taxation of distributions and any tax penalties, vary according to the type of plan and the terms and condition of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, distribution that do not satisfy specified requirements and certain other transactions with respect to qualified plans. Therefore, no attempt is made to provide more than general information about the use of the Policy with qualified plans. Policy Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the provisions of the Policy. Some retirement plans are subject to distribution and other requirements that are not incorporated in United of Omaha's Policy provisions or administration procedures. Policy Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policy comply with applicable law. Following are brief descriptions of the circumstances in which United of Omaha will issue the Policy in connection with qualified plans. When issued in connection with a qualified plan, the Policy will be amended to conform with certain requirements of the Code, and this amendment must be approved by the applicable State Insurance Department before the Policy is available for use with a qualified plan. The Policy may not be available in all States for all types of qualified plans.
     For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Policy Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Policy Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Policy Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Policy Owner's death.
     QUALIFIED PENSION OR PROFIT SHARING PLANS. Section 401(a) of the Code permits employers to establish retirement plans for employees and also permits self-employed individuals to establish retirement plans for themselves and their employees. Subject to the Policy's purchase payment limits, the Policy may be issued to the trustee of such plan if the trustee is the Owner and Beneficiary of the Policy, if the trustee or the employer selects the Policy as a plan investment, and if the trustee arranges for plan services from a party other than United of Omaha (unless an officer of United of Omaha agrees in writing to perform services before the Policy is issued). If the participant directs investments under the plan, an individual Policy must be issued for each participant. Purchasers of a Policy for use with such plans should seek competent advice regarding the suitability of the Policy to their specific needs. Adverse tax or other legal consequences to the plan, the participant or to both may result if the Policy is assigned or transferred to any individual as a means to provide benefit payments, unless the plan establishes compliance with all legal requirements applicable to such benefits prior to transfer of the Policy. The Policy includes an Enhanced Death Benefit that in some cases may exceed the greater of the Purchase Payments or the Accumulation Value. The Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Enhanced Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.
     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Also, distribution from certain other types of qualified plans may be "rolled over" on a tax-deferred basis to an IRA. The Taxpayer Relief Act of 1997 added several features to the IRA permitting withdrawals prior to age 59 1/2 without federal tax penalty for such uses as purchase of a first residence and education. This Act also created a new kind of IRA, known as a "Roth IRA." Unlike the traditional IRA, deposits in a Roth IRA are not deductible, but if certain specified conditions are met, distributions from Roth IRA's can be tax free. Assets in a Roth IRA accumulate on a tax-deferred, and potentially tax-free, basis. Subject to the Policy's purchase payment limits, the Policy may be issued as an IRA or Roth IRA. Purchasers of a Policy for use as an IRA or Roth IRA will be provided with supplemental information required by the Internal Revenue Service. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA/Roth IRA or their purchase. Purchasers should seek competent advice as to the suitability of the Policy to their specific needs. An IRA or Roth IRA cannot be assigned.
     SIMPLE RETIREMENT ACCOUNTS. Certain small employers may establish Simple Retirement Accounts as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple Retirement Account are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. The failure of the Simple Retirement Account to meet Code requirements may result in adverse tax consequences.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of religious, charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to direct the purchase of annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for income tax purposes. This Section 403(b) annuity contract is commonly referred to as a "Tax Sheltered Annuity". Subject to the Policy's purchase payment limits, the Policy may be issued as a Tax Sheltered Annuity if each purchase payment is a direct transfer from another Tax Sheltered Annuity Policy. The Policy may not be issued to accept direct purchase payments from an employer's payroll office. In addition, the Policy prohibits withdrawals or distributions except upon the Annuitant's death, attainment of age 59 1/2, separation from service or disability; and the Policy does not provide for hardship withdrawals. Purchasers of a Policy for use as a Tax Sheltered Annuity should seek competent advice as to the suitability of the Policy to their specific needs. A Tax Sheltered Annuity cannot be assigned. The Policy includes an Enhanced Death Benefit that in some cases may exceed the greater of the Purchase Payments or the Accumulation Value. The Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Enhanced Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

                           DISTRIBUTOR OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha Nebraska 68175, is the principal underwriter of the Policies. Like United of Omaha, MOIS is a 100% owned subsidiary of Mutual of Omaha Insurance Company. MOIS has entered or will enter into one or more contracts with various broker-dealers for the distribution of the Policies. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to a broker-dealer will be up to 7 1/2% of Purchase Payments.

                                  VOTING RIGHTS

     To the extent required by law, United of Omaha will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds in accordance with instructions received from persons having voting interests in the portfolios. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should be amended or if the present interpretation thereof should change, and as a result United of Omaha determines that it is permitted to vote Series Fund shares in its own right, it may elect to do so. The Series Funds may not hold routine annual Shareholder meetings.
     The Policy Owner holds the voting interest in the selected Portfolios. The number of votes that an Owner has the right to instruct will be calculated separately for each Subaccount. The number of votes that an Owner has the right to instruct for a particular Subaccount will be determined by dividing his or her Accumulation Value in the Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. Each Owner having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

                             PREPARING FOR YEAR 2000

     Like all financial services providers, United of Omaha utilizes systems that may be affected by Year 2000 transition issues and relies upon service providers, including investment managers, whose own systems may also be affected. United of Omaha has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on United of Omaha. However, as of the date of this prospectus, it is not anticipated that Policy Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 20000 transition implementation.

                                LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. United of Omaha is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.
                                       41

                       STATEMENT OF ADDITIONAL INFORMATION

     A Statement of Additional Information is available (at no cost) which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:


                                TABLE OF CONTENTS
                                                                          Page

The Policy-General Provisions.............................................    2
     Owner and Joint Owner................................................    2
     Death of Annuitant...................................................    2
     Entire Contract.....................................................     2
     Deferment of Payment and Transfers...................................    2
     Incontestability ....................................................    2
     Misstatement of Age or Sex...........................................    2
     Nonparticipating.....................................................    3
     Assignment    .......................................................    3
     Evidence of Age or Survival..........................................    3
Federal Tax Matters.......................................................    3
     Tax Status of the Policy.............................................    3
     Taxation of United of Omaha..........................................    4
State Regulation of United of Omaha ......................................    4
Administration     .......................................................    5
Records and Reports ......................................................    5
Distribution of the Policies .............................................    5
Custody of Assets  .......................................................    5
Historical Performance Data...............................................    5
     Money Market Yields .................................................    6
     Other Subaccount Yields .............................................    6
     Total Returns .......................................................    7
     Other Performance Data...............................................    7
Legal Matters      .......................................................    10
Other Information  .......................................................    10
Financial Statements......................................................    10

                       STATEMENT OF ADDITIONAL INFORMATION

                    THE ULTRANNUITY SERIES V VARIABLE ANNUITY

               Issued through: UNITED OF OMAHA SEPARATE ACCOUNT C

               Offered by: UNITED OF OMAHA LIFE INSURANCE COMPANY

                              Mutual of Omaha Plaza
                              Omaha, Nebraska 68175


     This Statement of Additional information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy") offered by United of Omaha Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 1998 by calling 1-800-238-9354 or by writing to the Service Office: United of Omaha Variable Product Service, P.O. Box 8430, Omaha, Nebraska 68108-0430. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
            SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES
                      FOR THE POLICY AND THE SERIES FUNDS

Dated:  May 1, 1998
                                TABLE OF CONTENTS

                                                                          Page
The Policy-General Provisions .............................................2
     Owner and Joint Owner.................................................2
     Death of Annuitant....................................................2
Entire Contract ...........................................................2
     Deferment of Payment and Transfers....................................2
     Incontestability .....................................................2
     Misstatement of Age or Sex............................................2
     Nonparticipating......................................................3
     Assignment............................................................3
     Evidence of Age or Survival...........................................3
Federal Tax Matters .......................................................3
     Tax Status of the Policy..............................................3
     Taxation of United of Omaha...........................................4
State Regulation of United of Omaha........................................4
Administration ............................................................5
Records and Reports........................................................5
Distribution of the Policies ..............................................5
Custody of Assets..........................................................5
Historical Performance Data ...............................................5
     Money Market Yields...................................................6
     Other Subaccount Yields...............................................6
     Total Returns.........................................................7
     Other Performance Data................................................7
Legal Matters..............................................................10
Other Information..........................................................10
Financial Statements ......................................................10

(Numbers in parentheses indicate corresponding sections of the Prospectus).

     In order to supplement the description in the Prospectus, the following provides additional information about United of Omaha and the Policy which may be of interest to an Owner.

                         THE POLICY - GENERAL PROVISIONS
OWNER AND JOINT OWNER
     While the Owner is alive, only the Owner may exercise the rights under the Policy. Ownership may be changed as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

DEATH OF ANNUITANT
     If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of the Owner rather than of the Annuitant.
     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

ENTIRE CONTRACT
     The entire contract is the Policy, data page, any riders and the signed application, a copy of which will be attached to the Policy. All statements made in the application will be deemed representations and not warranties. No statement, unless it is in the application, will be used by United of Omaha to contest the Policy or deny a claim.
     Any change of the Policy and any riders requires the consent of the president, vice president, assistant vice president, the secretary or assistant secretary of United of Omaha. No agent or Registered Representative has authority to change or waive any provision of the Policy.
     United of Omaha reserves the right to amend the Policies to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. A Policy Owner can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

DEFERMENT OF PAYMENT AND TRANSFERS
     United of Omaha will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving written request at the Service Office in a form satisfactory to United of Omaha. United of Omaha can postpone such payments or any transfers of amounts between Subaccounts or into the Fixed Account if:
        (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
        (b) trading on the New York Stock Exchange is restricted;
        (c) an emergency exists as determined by the Securities Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or
        (d) the Securities Exchange Commission permits delay for the protection of security holders. The applicable rules of the Securities Exchange Commission will govern as to whether the conditions in (c) or (d) exist.
        United of Omaha may defer transfers, payment of partial withdrawals or a surrender from the Fixed Account for up to six months from the date written request is received at the Service Office.

INCONTESTABILITY
        United of Omaha will not contest the validity of the Policy after the Date of Issue.

MISSTATEMENT OF AGE OR SEX
        United of Omaha may require proof of the age of the Annuitant before making any life annuity payment. If the age or sex of the Annuitant has been misstated, the Annuity Starting Date and Annuity Payments will be determined using the correct age and sex. If misstatement of age or sex results in Annuity Payments that are too large, the overpayments will be deducted from future Annuity Payments. If United of Omaha has made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

NONPARTICIPATING
        No dividends will be paid. Neither the Owner nor the Beneficiary will have the right to share in United of Omaha's surplus earnings or profits.

ASSIGNMENT
        The Owner may change the ownership of the Policy or pledge it as collateral by assigning it. No assignment will be binding on United of Omaha until United of Omaha records and acknowledges it. The rights of any Payee will be subject to a collateral assignment.
        If the named Beneficiary is irrevocable, a change of ownership or a collateral assignment may be made only by joint written request from the Owner and the named Beneficiary. On the Annuity Starting Date, the Owner may select another Payee, but the Owner retains all rights of ownership unless the Owner signs an absolute assignment.

EVIDENCE OF AGE OR SURVIVAL
        United of Omaha reserves the right to require proof of the age or survival of any Owner, Annuitant or Payee. No payment will be made until United of Omaha receives such proof.

VARIABLE ANNUITY UNITS.
        All variable annuity payments other than the first are determined by means of Variable Annuity Units credited to the Policy with respect to the particular  Payee.  The number of  Variable  Annuity  Units for each  applicable subaccount  is the  amount of the first  annuity  payment  attributable  to that subaccount divided by the Annuity Unit Value for that subaccount as of the Annuity Starting Date. The number of Variable Annuity Units of each particular subaccount credited with respect to the Payee or Annuitant then remains fixed unless a transfer of Variable Annuity Units is made as described below. The number of Variable Annuity Units will not change as a result of investment experience.
               For any Valuation Period, the value of a Variable Annuity Unit of a particular subaccount is the Variable Annuity Unit value during the last Valuation Period for that particular Subaccount, multiplied by the Net
Investment Factor for that subaccount for the current Valuation Period. The value of a subaccount may increase or decrease from one Valuation Period to the next.
               The Net Investment Factor for any subaccount for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:
        (a) is the net result of:
            (1)the net asset value of a Portfolio  share held in the subaccount determined as of the end of the current Valuation Period, plus
            (2)the per share amount of any declared and unpaid  dividends or capital  gains  accruing to that Portfolio, plus or minus
            (3)a per share  credit or charge  with  respect to any taxes paid or reserved for by United of Omaha during the Valuation Period which is determined by United of Omaha to be attributable to the operations of the subaccount;
        (b) is the net asset value per share of the Fund held in the subaccount determined as of the end of the preceding Valuation Period plus or minus the per share credit or charge with respect to any taxes paid or reserved for the preceding Valuation Period; and
        (c) is the asset charge factor determined by United of Omaha for the Valuation Period to reflect the Mortality and Expense Risk Charge and the Administrative Expense Charge deducted from the Variable Account. This factor is equal, on an annual basis, to 1.20% of the net asset value of the Variable Account, or 1.55% of the net asset value of the Variable Account if the Enhanced Death Benefit is chosen.
The result is then multiplied by a factor that offsets the Assumed Investment Rate used to establish the Annuity Payment Rates found in the applicable Contract, which allows the actual investment rate to be credited. For a one day Valuation Period the factor is 0.99989255 using an Assumed Investment Rate of 4% per year.

                               FEDERAL TAX MATTERS
TAX STATUS OF THE POLICY
        DIVERSIFICATION  REQUIREMENTS.  Section  817(h) of the Internal  Revenue
Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their Portfolios, intends to comply with those diversification requirements. United of Omaha and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their Portfolios to be operated in compliance with the Treasury regulations.

        OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.
        The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and policy values. These differences could result in an Owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, United of Omaha does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. United of Omaha therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.
        DISTRIBUTION REQUIREMENTS. The Code also requires that Nonqualified Policies contain specific provisions for distribution of Policy Proceeds upon the death of an Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Policies provide that if an Owner dies on or after the Annuity Starting Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the Owner's death. If an Owner dies before the Annuity Starting Date, the entire interest in the Policy must generally be distributed within five years after the Owner's date of death, these requirements are considered to be satisfied if the entire interest in the Policy is used to purchase an immediate annuity under which payments will begin within one year of the Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the deceased Owner's surviving spouse, the Policy may be continued with the Owner's surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policies satisfy all such Code requirements. The provisions contained in the Policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

TAXATION OF UNITED OF OMAHA
        United of Omaha at present is taxed as a life  insurance  company  under part I of Subchapter L of the Code. The Variable Account is treated as part of United of Omaha and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. United of Omaha does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by United of Omaha with respect to the Variable Account, United of Omaha may make a charge to the Variable Account.

                       STATE REGULATION OF UNITED OF OMAHA
        United of Omaha is subject to the laws of Nebraska governing insurance companies and to regulation by the Nebraska Division of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of United of Omaha for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine United of Omaha's contract liabilities and reserves so that the Department may certify the items are correct. United of Omaha's books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, United of Omaha is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

        Effective on or about March 3, 1997, United of Omaha performs all administration for the Policies. Prior to then, United of Omaha had an administrative services agreement with The Continuum Company, Inc. (a/k/a Vantage Computer Systems), ("Vantage"), P.O. Box 419472, Kansas City, Missouri 64141-6472. The services provided by Vantage under the agreement included issuance and redemption of the Policies, maintenance of records concerning the Policies, and certain valuation services. For the fiscal year ended December 31, 1997, United of Omaha paid $ 200,000 total compensation to Vantage, in fiscal year ended December 31, 1996 the amount was $ 650,000 and in fiscal year ended December 31, 1995 the amount was $ 518,248 for its services.

                               RECORDS AND REPORTS
        All records and accounts relating to the Variable Account will be maintained by United of Omaha or by its Administrator. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, United of Omaha will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                          DISTRIBUTION OF THE POLICIES
        The Policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and United of Omaha does not anticipate discontinuing the offering of the Policies. However, United of Omaha reserves the right to discontinue the offering of the Policies.
        Mutual of Omaha Investor Services, Inc. ("MOIS") will be the principal underwriter of the Policies. The Policies will be distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of Purchase Payments. For the fiscal year ended December 31, 1997, United of Omaha paid $17,318,698 in total compensation to MOIS; of this amount MOIS retained $ 3,235,557 as concessions for its services as Principal Underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 1996, these amounts were $ 18,853,282 and $ 1,626,399 respectively. In 1995, these amounts were $ 2,096,354 and $ 137,803 respectively.

                                CUSTODY OF ASSETS
        The assets of each of the Subaccounts of the Variable Account are held by United of Omaha. The assets of the Variable Account are segregated and held separate and apart from United of Omaha's general account assets. United of Omaha or the Administrator maintains records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by United of Omaha's fidelity bond, presently in the amount of $10 million, covering the acts of officers and employees of United of Omaha.

                           HISTORICAL PERFORMANCE DATA
        From time to time, United of Omaha may disclose yields, total returns, and other performance data pertaining to the Policies for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.
        The yields and total returns of the Subaccounts of the Variable Account normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELDS AND TOTAL RETURNS FOR ANY GIVEN PAST PERIOD ARE NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield and total return is affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.
        Because of the charges and deductions imposed under a Policy, the yields and total returns for the Subaccounts will be lower than the yields and total returns for their respective Portfolios. The yield figures will not reflect the Withdrawal Charge. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax charge that may be applicable to a particular Policy. Premium taxes currently range for 0% to 3.5% of Purchase Payments based on the state in which the Policy is sold. For the class of Policies issued with the Elective Death Benefit Amendment, the Death Benefit Charge is reflected.

MONEY MARKET YIELDS
        From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. As of 12/31/97, this current annualized yield is 3.89%.
        This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and excluding income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one Accumulation Unit of the Money Market Subaccount at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per Unit charges for the hypothetical account for: (1) the annual Policy Fee; (2) the Administrative Expense Charge; and (3) the Mortality and Expense Risk Charge. The $30 annual Policy Fee is reflected as an annual 0.10% charged daily, based on an average Accumulation Value of $30,000. Yield figures will not reflect the Withdrawal Charge.
        Because of the charges and deductions imposed under the Policy, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.
        The Securities and Exchange Commission also permits United of Omaha to disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.
        The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types of quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields figures do not reflect the effect of any Withdrawal Charge that may be applicable to a Policy. For the class of Policies issued with the Elective Death Benefit Amendment, the Death Benefit Charge is included.

OTHER SUBACCOUNT YIELDS
        From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Policy for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.
        The yield is computed by: (a) dividing the net investment income of the Portfolio attributable to the Subaccount Accumulation Units less Subaccount expenses for the period by the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; (b) compounding that yield for a six-month period; and (c) multiplying that result by 2. Expenses attributable to the Subaccount include:
(a) the annual Policy Fee; (b) the Administrative Expense Charge; and (c) the Mortality and Expense Risk Charge. The $30 annual Policy Fee is reflected as an annual 0.10% charged daily in the yield calculation, based on an average Accumulation Value of $30,000. For the class of Policies issued with the Elective Death Benefit Amendment, the Death Benefit Charge is included. The 30-day or one-month yield is calculated according to the following formula:
            Yield = [2 {a-b + 1} 6 - 1]
                         [ cd ]
            Where:
            a =--  net  income  of  the  Portfolio  for  the  30-day  or one-month period attributable to the Subaccount's Accumulation Units.
            b =-- expenses of the Subaccount for the 30-day or one-month period. c =-- the average number of Accumulation Units outstanding.
            d =-- the  Accumulation  Unit  value  at the  close of the last day in the 30-day or one-month period.

        Because of the charges and deductions imposed under the Policies, the yield for a Subaccount will be lower than the yield for the corresponding Series Fund Portfolio.

        Yield calculations do not take into account the Withdrawal Charge under the Policy (a maximum of 7% of the Purchase Payments surrendered or withdrawn).

AVERAGE ANNUAL TOTAL RETURNS
        From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.
        When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Until a Subaccount has been in operation for 10 years, United of Omaha will always include quotes of average annual total return for the period measured from the date the Policies were first offered for sale. Average annual total returns for other periods of time may, from time to time, also be disclosed.
        Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. Average annual total returns will be calculated using Subaccount Accumulation Unit values which United of Omaha calculates at the end of each Valuation Period based on the performance of the Subaccount's underlying Portfolio, the deductions for (a) the annual Policy Fee; (b) the Administrative Expense Charge; and (c) the Mortality and Expense Risk Charge. The $30 annual Policy Fee is reflected as an annual 0.10% charged daily in the calculation of average annual total returns, based on an anticipated average Accumulation Value of $30,000. The calculation also assumes surrender of the Policy at the end of the period for the return quotation. Standard total returns will therefore reflect a deduction of any applicable Withdrawal Charge. For the class of Policies issued with the Elective Death Benefit Amendment, the deduction for the Death Benefit Charge is also reflected. The total return will then be calculated according to the following formula:
                                           P(1+TR) n = ERV
        Where:
            P =-- a hypothetical initial Purchase Payment of $1,000.
            TR = -- the average annual total return.
            ERV = -- the ending  redeemable  value (net of any  applicable
                      Withdrawal Charge) of the hypothetical account at the end of the period.
            n =-- the number of years in the period.

        ADJUSTED HISTORICAL PERFORMANCE DATA. United of Omaha may, from time to time, also disclose yield, standard total returns, and non-standard total returns for the Portfolios of the Series Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations. For periods prior to the date the Subaccount commenced operations, performance information for Policies will be calculated based on the performance of the Series Fund Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Series Fund Portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts (this is referred to as "adjusted historical" performance data). Such standardized but "adjusted historical" average annual total return information for the Subaccounts of Policies is as follows:

 ------------------------------------------------ --------- --------- ------------ ===========
                   SUBACCOUNT                      1 Year   5 Years    10 Years      Since
              "ADJUSTED HISTORICAL"                Ended     Ended       Ended     Inception
        AVERAGE ANNUAL TOTAL RETURN TABLE         12/31/97  12/31/97   12/31/97    to
          (REFLECTS WITHDRAWAL CHARGES)              %         %           %        12/31/97
 Subaccount (date of inception of corresponding                                        %
                   Portfolio)
 (Policy issued without Enhanced Death Benefit)
 ------------------------------------------------ --------- --------- ------------ ===========
 Alger American Growth (1/9/89)                    16.76     17.16        N/A        17.91
 Alger American Small Capitalization (9/21/88)      3.42     10.63        N/A        17.71
 Federated Prime Money Fund II (11/21/94)          -2.58      N/A         N/A         2.42
 Federated Fund for U.S. Government Securities
 (3/28/94)                                          0.81      N/A         N/A         4.05
 Fidelity VIP II Asset Manager: Growth (1/3/95)    16.13      N/A         N/A        19.45
 Fidelity VIP II Contrafund (1/3/95)               15.27      N/A         N/A        24.74
 Fidelity VIP Equity Income (10/9/86)              18.96     18.02       15.23       13.20
 Fidelity VIP II Index 500 (8/27/92)               23.22     17.78        N/A        17.95
 MFS Emerging Growth (7/24/95)                     13.19      N/A         N/A        19.79
 MFS High Income (7/26/95)                          5.49      N/A         N/A         9.23
 MFS Research (7/26/95)                            11.66      N/A         N/A        18.43
 MFS Value Series (8/14/96)                        17.43      N/A         N/A        18.41
 MFS World Government (6/14/94)                    -8.21      N/A         N/A         2.55
 Morgan Stanley Emerging Markets Equity
 (10/1/96)                                         -6.68      N/A         N/A        -6.50
                                       7

 Morgan Stanley Fixed Income (1/2/97)               2.06      N/A         N/A         2.06
 Pioneer Capital Growth (3/1/95)                   15.78      N/A         N/A        16.76
 Pioneer Real Estate (3/1/95)                      12.52      N/A         N/A        22.41
 Scudder Global Discovery (5/2/97)                  N/A       N/A         N/A         8.62
 Scudder Growth & Income (5/1/97)                   N/A       N/A         N/A        14.36
 Scudder International (5/1/87)                     1.26     11.67       10.36        8.44
 T. Rowe Price International  (3/31/94)            -4.29      N/A         N/A         5.71
 T. Rowe Price New America Growth (3/31/94)        12.46      N/A         N/A        20.98
 T. Rowe Price Equity Income (3/31/94)             19.65      N/A         N/A        21.05
 T. Rowe Price Limited-Term Bond (5/13/94)         -0.91      N/A         N/A         3.79
 T. Rowe Price Personal Strategy Balanced
 (12/31/94)                                         9.60      N/A         N/A        16.90
 ================================================ ========= ========= ============ ===========
        Subaccount (date of inception of           1 Year   5 Years    10 Years      Since
            corresponding Portfolio)               Ended     Ended       Ended     Inception
   (Policy issued with Enhanced Death Benefit)    12/31/96  12/31/96   12/31/96    to
                                                                                    12/31/96
 ================================================ ========= ========= ============ ===========
 ================================================ ========= ========= ============ ===========
 Alger American Growth (1/9/89)                    16.36     16.75        N/A        17.50
 Alger American Small Capitalization (9/21/88)      3.06     10.25        N/A        17.30
 Federated Prime Money Fund II (11/21/94)          -2.92      N/A         N/A         2.05
 Federated Fund for U.S. Government Securities
 (3/28/94)                                          0.46      N/A         N/A         3.69
 Fidelity VIP II Asset Manager: Growth (1/3/95)    15.73      N/A         N/A        19.04
 Fidelity VIP II Contrafund (1/3/95)               14.88      N/A         N/A        24.32
 Fidelity VIP Equity Income (10/9/86)              18.55     17.61       14.83       12.81
 Fidelity VIP II Index 500 (8/27/92)               22.80     17.37        N/A        17.54
 MFS Emerging Growth (7/24/95)                     12.80      N/A         N/A        19.37
 MFS High Income (7/26/95)                          5.12      N/A         N/A         8.84
 MFS Research (7/26/95)                            11.28      N/A         N/A        18.01
 MFS Value Series (8/14/96)                        17.03      N/A         N/A        17.99
 MFS World Government (6/14/94)                    -8.54      N/A         N/A         2.19
 Morgan Stanley Emerging Markets Equity
 (10/1/96)                                         -7.01      N/A         N/A        -6.83
 Morgan Stanley Fixed Income (1/2/97)               1.71      N/A         N/A         1.71
 Pioneer Capital Growth (3/1/95)                   15.38      N/A         N/A        16.36
 Pioneer Real Estate (3/1/95)                      12.14      N/A         N/A        21.99
 Scudder Global Discovery (5/2/97)                  N/A       N/A         N/A         8.37
 Scudder Growth & Income (5/1/97)                   N/A       N/A         N/A        14.10
 Scudder International (5/1/87)                     0.91     11.29       9.98         8.07
 T. Rowe Price International  (3/31/94)            -4.63      N/A         N/A         5.34
 T. Rowe Price New America Growth (3/31/94)        12.07      N/A         N/A        20.56
 T. Rowe Price Equity Income (3/31/94)             19.24      N/A         N/A        20.63
 T. Rowe Price Limited-Term Bond (5/13/94)         -1.25      N/A         N/A         3.43
 T. Rowe Price Personal Strategy Balanced
 (12/31/94)                                         9.22      N/A         N/A        16.50
 ================================================ ========= ========= ============ ===========

Such non-standardized (i.e., assuming no Withdrawal Charge) but adjusted historical average annual total return information for the Subaccounts is as follows:

 ------------------------------------------------ --------- --------- ------------ ===========
           SUBACCOUNT NON-STANDARDIZED             1 Year   5 Years    10 Years      Since
              "ADJUSTED HISTORICAL"                Ended     Ended       Ended     Inception
        AVERAGE ANNUAL TOTAL RETURN TABLE         12/31/97  12/31/97   12/31/97    to
      (DOES NOT REFLECT SURRENDER CHARGES)           %         %           %        12/31/97
 Subaccount (date of inception of corresponding                                        %
                   Portfolio)
 (Policy issued without Enhanced Death Benefit)
 ------------------------------------------------ --------- --------- ------------ ===========
 Alger American Growth (1/9/89)                    24.15     17.76        N/A        17.91
 Alger American Small Capitalization (9/21/88)      9.96     11.21        N/A        17.71
 Federated Prime Money Fund II (11/21/94)           3.58      N/A         N/A         3.56
 Federated Fund for U.S. Government Securities      7.18      N/A         N/A         5.01
 (3/28/94)                                         23.48      N/A         N/A        21.20
 Fidelity VIP II Asset Manager: Growth (1/3/95)    22.56      N/A         N/A        26.57
 Fidelity VIP II Contrafund (1/3/95)               26.48     18.63       15.23       13.20
 Fidelity VIP Equity Income (10/9/86)              31.02     18.39        N/A        18.33
 Fidelity VIP II Index 500 (8/27/92)               20.35      N/A         N/A        21.94
 MFS Emerging Growth (7/24/95)                     12.16      N/A         N/A        11.20
 MFS High Income (7/26/95)                         18.73      N/A         N/A        20.57
                                       8

 MFS Research (7/26/95)                            24.86      N/A         N/A        22.99
 MFS Value Series (8/14/96)                        -2.41      N/A         N/A         3.56
 MFS World Government (6/14/94)                    -0.78      N/A         N/A        -2.50
 Morgan Stanley Emerging Markets Equity             8.52      N/A         N/A         8.52
 (10/1/96)                                         23.11      N/A         N/A        18.56
 Morgan Stanley Fixed Income (1/2/97)              19.64      N/A         N/A        24.30
 Pioneer Capital Growth (3/1/95)                    N/A       N/A         N/A        15.49
 Pioneer Real Estate (3/1/95)                       N/A       N/A         N/A        21.59
 Scudder Global Discovery (5/2/97)                  7.67     12.25       10.36        8.44
 Scudder Growth & Income (5/1/97)                   1.76      N/A         N/A         6.69
 Scudder International (5/1/87)                    19.58      N/A         N/A        22.10
 T. Rowe Price International  (3/31/94)            27.22      N/A         N/A        22.17
 T. Rowe Price New America Growth (3/31/94)         5.36      N/A         N/A         4.78
 T. Rowe Price Equity Income (3/31/94)             16.53      N/A         N/A        18.60
 T. Rowe Price Limited-Term Bond (5/13/94)
 T. Rowe Price Personal Strategy Balanced
 (12/31/94)
 ================================================ ========= ========= ============ ===========
        Subaccount (date of inception of           1 Year   5 Years    10 Years      Since
            corresponding Portfolio)               Ended     Ended       Ended     Inception
   (Policy issued with Enhanced Death Benefit)    12/31/97  12/31/97   12/31/97    to
                                                                                    12/31/97
 ================================================ ========= ========= ============ ===========
 ================================================ ========= ========= ============ ===========
 Alger American Growth (1/9/89)                    23.72     17.36        N/A        17.50
 Alger American Small Capitalization (9/21/88)      9.58     10.82        N/A        17.30
 Federated Prime Money Fund II (11/21/94)           3.22      N/A         N/A         3.19
 Federated Fund for U.S. Government Securities      6.81      N/A         N/A         4.64
 (3/28/94)                                         23.06      N/A         N/A        20.78
 Fidelity VIP II Asset Manager: Growth (1/3/95)    22.14      N/A         N/A        26.13
 Fidelity VIP II Contrafund (1/3/95)               26.05     18.22       14.83       12.81
 Fidelity VIP Equity Income (10/9/86)              30.57     17.98        N/A        17.92
 Fidelity VIP II Index 500 (8/27/92)               19.94      N/A         N/A        21.51
 MFS Emerging Growth (7/24/95)                     11.77      N/A         N/A        10.80
 MFS High Income (7/26/95)                         18.32      N/A         N/A        20.14
 MFS Research (7/26/95)                            24.44      N/A         N/A        22.55
 MFS Value Series (8/14/96)                        -2.75      N/A         N/A         3.19
 MFS World Government (6/14/94)                    -1.13      N/A         N/A        -2.84
 Morgan Stanley Emerging Markets Equity             8.14      N/A         N/A         8.14
 (10/1/96)                                         22.68      N/A         N/A        18.15
 Morgan Stanley Fixed Income (1/2/97)              19.23      N/A         N/A        23.87
 Pioneer Capital Growth (3/1/95)                    N/A       N/A         N/A        15.22
 Pioneer Real Estate (3/1/95)                       N/A       N/A         N/A        21.32
 Scudder Global Discovery (5/2/97)                  7.29     11.86       9.98         8.07
 Scudder Growth & Income (5/1/97)                   1.41      N/A         N/A         6.32
 Scudder International (5/1/87)                    19.16      N/A         N/A        21.68
 T. Rowe Price International  (3/31/94)            26.79      N/A         N/A        21.75
 T. Rowe Price New America Growth (3/31/94)         5.00      N/A         N/A         4.42
 T. Rowe Price Equity Income (3/31/94)             16.13      N/A         N/A        18.19
 T. Rowe Price Limited-Term Bond (5/13/94)
 T. Rowe Price Personal Strategy Balanced
 (12/31/94)
 ================================================ ========= ========= ============ ===========


THE FIGURES ABOVE ARE NOT AN INDICATION OF PRESENT, PAST, OR FUTURE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS OR OF THE ACTUAL PORTFOLIOS AVAILABLE UNDER THE POLICY.

        United of Omaha may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:
                                          CTR = (ERV/P) - 1
        Where:
            CTR  =  --  The  Cumulative  Total  Return  net  of  Subaccount
                         recurring charges for the period.
            ERV  = --   The  ending  redeemable  value  of  the  hypothetical
                         investment at the end of the period.
              P =   --  A hypothetical initial Purchase Payment of $1,000.
                                       9

OTHER INFORMATION
        The following is a partial list of those publications which may be cited in the Series Funds' advertising shareholder materials which contain articles describing investment results or other data relative to one or more of the Subaccounts. Other publications may also be cited.

Across the Board
Advertising Age
American Banker
Barron's
Best's Review
Broker World
Business Insurance
Business Month
Business Week
Changing Times
Consumer Reports
Economist
Financial Planning
Financial World
Forbes
Fortune
Inc.
Institutional Investor
Insurance Forum
Insurance Sales
Insurance Week
Journal of Accountancy
Journal of the American Society of CLU & ChFC
Journal of Commerce
Life Association News
Life Insurance Selling
Manager's Magazine
Market Facts
Money

                                  LEGAL MATTERS

        We know of no material legal proceedings pending to which the Variable Account is a party or which would materially affect the Variable Account. We are not involved in any litigation of material importance to our total assets or to the Variable Account. Legal matters in connection with the Policy have been passed upon by our Law Staff.

                                OTHER INFORMATION

        A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


                              FINANCIAL STATEMENTS

        This Statement of Additional Information contains financial statements for the Variable Account as of December 31, 1997 and for the years ended December 31, 1997 and 1996 which have been audited by Deloitte & Touche, LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein.
        The Financial Statements of United of Omaha Life Insurance Company as of and for the years ended December 31, 1997 and 1996 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein. The financial statements of United of Omaha Life Insurance Company for the year ended December 31, 1995 have been audited by Coopers & Lybrand, L.L.P., independent auditors, Omaha, Nebraska, as stated in their report appearing herein. The financial statements of United of Omaha Life Insurance Company should be considered only as bearing on the ability of United of Omaha to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

-------------------------------------------------------------------
UNITED OF OMAHA
LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL
OF OMAHA INSURANCE COMPANY)


STATUTORY FINANCIAL STATEMENTS AND INDEPENDENT AUDITORS'
REPORT
DECEMBER 31, 1997, 1996 AND 1995

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
United of Omaha Life Insurance Company
Omaha, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities, and surplus of United of Omaha Life Insurance Company (a wholly-owned subsidiary of Mutual of Omaha Insurance Company) as of December 31, 1997 and 1996, and the related statutory statements of income, changes in surplus, and cash flows for the years then ended. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of United of Omaha Life Insurance Company for the year ended December 31, 1995 were audited by other auditors whose report, dated April 9, 1997, expressed an unqualified opinion on the presentation of those financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska and also expressed an opinion that the financial statements were not presented in conformity with generally accepted accounting principles. The financial statements are the responsibility of the Company's management.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in Note 1 to the financial statements, the Company has prepared these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Those practices differ from generally accepted accounting principles. The effects on the financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles are not reasonably determinable, but are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of United of Omaha Life Insurance Company as of December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of United of Omaha Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.




DELOITTE & TOUCHE LLP

February 17, 1998

To the Board of Directors
United of Omaha Life Insurance Company
Omaha, Nebraska


We have audited the accompanying statements of operations, capital and surplus, and cash flows of United of Omaha Life Insurance Company (a Nebraska Corporation and wholly-owned subsidiary of Mutual of Omaha Insurance Company) for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to report on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our originally issued report dated February 23, 1996, we expressed an opinion that the 1995 financial statements, prepared using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, presented fairly, in all material respects, the results of United of Omaha Life Insurance Company's operations and its cash flow for the year ended December 31, 1995 in conformity with generally accepted accounting principles. As described in Note 1 to the financial statements, pursuant to the provisions of Statement of Financial Accounting Standards Board Interpretation 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises, as amended ("FIN 40"), financial statements of mutual life insurance enterprises for periods ending on or before December 15, 1996, prepared using accounting practices prescribed or permitted by insurance regulators (statutory financial statements) are no longer considered presentations in conformity with generally accepted accounting principles. Accordingly, our present opinion on the presentation of the 1995 financial statements in accordance with generally accepted accounting principles, as presented herein, is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the results of United of Omaha Life Insurance Company's operations and its cash flows for the year ended December 31, 1995.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of United of Omaha Life Insurance Company's operations and its cash flows for the year ended December 31, 1995, I conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska.


                                                   COOPERS & LYBRAND L.L.P.


Omaha, Nebraska
February 23, 1996 (except for the change in Our opinion as required by FIN 40, for which the date is April 9, 1997)

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 1997 AND 1996
(IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------


ADMITTED ASSETS                                                           1997            1996

Cash and invested assets:
  Bonds                                                                    6,921,762      6,194,033
  Preferred stocks                                                             3,955          2,967
  Common stocks                                                               96,599        206,792
  Mortgage loans                                                             587,413        914,877
  Real estate occupied by the Company,
    net of accumulated depreciation of $55,634 in 1997                            -
    and $51,913 in 1996                                                       82,536         85,958
  Real estate acquired in satisfaction of debt,
    net of accumulated depreciation of $2,809 in 1997
    and $3,418 in 1996                                                        24,103         47,288
  Investment in real estate,
   net of accumulated depreciation of
   $3,836 in 1997 and $14,576 in 1996                                          2,426          9,930
  Policy loans                                                               125,623        118,150
  Cash and short-term investments                                            115,195        117,502
  Other invested assets                                                       75,603         70,027
                                                                              -------        ------
           Total cash and invested assets                                  8,035,215      7,767,524

Premiums deferred and uncollected                                            105,487         94,802
Investment income due and accrued                                             81,723         75,193
Electronic data processing equipment, net of accumulated depreciation
  of $70,130 in 1997 and $56,352 in 1996                                      43,989         44,971
Receivable from parent, subsidiaries and affiliates                           36,856          8,075
Other assets                                                                  55,383         47,050
Separate accounts assets                                                     927,950        499,423
                                                                             --------       -------

           Total admitted assets                                           9,286,603      8,537,038
                                                                           ==========     =========

LIABILITIES

Policy reserves:
  Aggregate reserve for policies and contracts                             5,880,532      5,427,996
  Liability for premium and other deposit funds                            1,527,069      1,670,294
  Policy and contract claims                                                  68,226         49,317
  Other                                                                       75,725         74,171
                                                                              -------        ------
           Total policy reserves                                           7,551,552      7,221,778

Interest maintenance reserve                                                  18,902         26,872
Asset valuation reserve                                                       94,144        114,495
General expenses and taxes due or accrued                                     30,843         35,147
Federal income taxes due or accrued                                           17,739         20,241
Other liabilities                                                             77,148         84,293
Separate accounts liabilities                                                908,200        499,392
                                                                             --------       -------
           Total liabilities                                               8,698,528      8,002,218
                                                                           ----------     ---------

SURPLUS

Capital stock, $10 par value, 900,000 shares authorized issued and outstanding                       9,000          9,000
Gross paid-in and contributed surplus                                        62,724         62,724
Unassigned surplus                                                          516,351        463,096
                                                                            --------       -------
           Total surplus                                                    588,075        534,820
                                                                            --------       -------

           Total liabilities and surplus                                  9,286,603      8,537,038
                                                                          ==========     =========


The accompanying notes are an integral part of these statutory financial statements.

(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------


                                                                      1997           1996            1995

Income:
  Net premiums and annuity considerations                              1,187,104     1,285,507        1,278,389
  Other considerations and fund deposits                                 293,228       260,508           81,818
  Net investment income                                                  587,480       546,634          526,246
  Other income                                                            25,019        20,604           25,233
                                                                          -------       -------          ------

           Total income                                                2,092,831     2,113,253        1,911,686
                                                                       ----------    ----------       ---------

Benefits and expenses:
  Policyholder and beneficiary benefits                                1,030,686       890,668          728,340
  Increase in reserves for policyholder and beneficiary benefits         365,393       561,185          781,059
  Commissions                                                            130,343       126,692           98,132
  Operating expenses                                                     203,684       175,723          186,158
  Expense realignment costs                                                4,442         9,099                -
  Net transfers to separate accounts                                     278,480       277,638           41,074
                                                                         --------      --------          ------

           Total benefits and expenses                                 2,013,028     2,041,005        1,834,763
                                                                       ----------    ----------       ---------

           Net gain from operations before federal income taxes and
             net realized capital gains                                   79,803        72,248           76,923

Federal income taxes                                                      37,918        41,101           30,227
                                                                          -------       -------          ------

           Net gain from operations before net realized capital gains     41,885        31,147           46,696

Net realized capital gains                                                51,537        23,461           14,476
                                                                          -------       -------          ------

           Net income                                                     93,422        54,608           61,172
                                                                          =======       =======          ======


The accompanying notes are an integral part of these statutory financial statements.


STATUTORY STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(IN THOUSANDS)
--------------------------------------------------------------------------------


                                                      1997       1996      1995

Capital stock:
  Balance at beginning and end of year                9,000      9,000    9,000
                                                      ------     ------   -----

Gross paid-in and contributed surplus:
  Balance at beginning of year                       62,724     62,724   62,724
                                                     -------    -------  ------

Unassigned surplus:
  Balance at beginning of year                      463,096    440,889  378,242
  Net income                                         93,422     54,608   61,172
  Change in net unrealized capital gains and losses (45,543)   (23,064)   6,299
  (Increase) decrease in:
    Non-admitted assets                             (15,448)     2,561    1,593
    Asset valuation reserve                          20,352     (8,150)  (6,483)
  Additional pension plan contribution                    -     (3,599)       -
  Change in group pension reserve valuation basis    17,437          -        -
  Adoption of actuarial guidelines                  (17,235)         -        -
  Surplus contributed to separate account           (20,000)         -        -
  Change in surplus in separate account              20,000          -        -
  Other, net                                            270       (149)      66
                                                        ----      -----      --

  Balance at end of year                            516,351    463,096  440,889
                                                    --------   -------- -------

           Total surplus                            588,075    534,820  512,613
                                                    ========   ======== =======

The accompanying notes are an integral part of these statutory financial statements.


UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

                                                                    1997           1996            1995
Cash from operations:
  Premiums, considerations and other fund deposits                  1,467,305       1,539,502       1,343,041
  Net investment income                                               572,888         537,288         512,992
  Other income                                                         24,599          20,642          21,771
  Benefits                                                         (1,015,334)       (888,661)       (728,025)
  Commissions and general expenses                                   (358,217)       (314,100)       (276,574)
  Federal income taxes                                                (50,033)        (42,235)        (23,796)
  Net transfers to separate accounts                                 (291,034)       (292,935)        (41,112)
                                                                     ---------       ---------        --------
           Net cash from operations                                   350,174         559,501         808,297
                                                                      --------        --------        -------

Cash from investments:
  Proceeds from investments sold, redeemed or matured:
    Bonds                                                           1,061,409         992,065         582,788
    Mortgage loans                                                    335,103         132,406         131,975
    Stocks                                                            143,363          52,062          73,863
    Real estate                                                        37,927          18,601          15,353
    Other invested assets                                              40,376          32,150           4,391
  Tax on capital gains                                                (15,797)         (9,665)         (2,525)
  Cost of investments acquired:
    Bonds                                                          (1,774,643)     (1,818,632)     (1,460,824)
    Mortgage loans                                                    (19,863)        (22,607)        (56,781)
    Stocks                                                            (23,479)        (25,848)        (28,873)
    Other invested assets                                             (27,564)        (53,150)        (22,321)
    Real estate                                                        (3,082)         (4,205)         (4,897)
  Net increase in policy loans                                         (7,474)         (6,815)         (6,494)
                                                                       -------         -------         -------
           Net cash from investments                                 (253,724)       (713,638)       (774,345)
                                                                     ---------       ---------       ---------

Cash from financing and other sources:
  Other cash provided                                                  18,881         102,623          38,420
  Other cash used                                                    (117,637)         (6,984)         (5,434)
                                                                     ---------         -------         -------
           Net cash from financing and other sources                  (98,756)         95,639          32,986
                                                                      --------         -------         ------

Net change in cash and short-term investments                          (2,307)        (58,498)         66,938

Cash and short-term investments:
  Beginning of year                                                   117,502         176,000         109,062
                                                                      --------        --------        -------

  End of year                                                         115,195         117,502         176,000
                                                                      ========        ========        =======


The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)


NOTES TO STATUTORY FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(DOLLAR AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     NATURE OF OPERATIONS - United of Omaha Life Insurance Company (the Company) is a wholly-owned subsidiary of Mutual of Omaha Insurance Company (Mutual of Omaha), a mutual health and accident and life insurance company domiciled in the State of Nebraska. At December 31, 1997, the Company owned 100% of the outstanding common stock of the following entities: Companion Life Insurance Company (Companion), United World Life Insurance Company (United World), Mutual of Omaha Structured Settlement Company-Connecticut (MOSSCO-CT), and Mutual of Omaha Structured Settlement Company-New York (MOSSCO-NY). The Company has insurance licenses to operate in 49 states, the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Individual life insurance and annuity products are sold through a network of career agents, direct mail, brokers, financial planners and banks. Group business is produced by representatives located in Mutual of Omaha group offices throughout the country.

     BASIS OF PRESENTATION - The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Prescribed statutory accounting practices are contained in a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices which may not necessarily be prescribed but are not prohibited.

     The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with generally accepted accounting principles. The most significant differences include: (a) bonds are generally carried at amortized cost rather than being valued at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities; (b) acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred and not deferred, whereas premiums are taken into income on a pro rata basis over the respective term of the policies; (c) deferred federal income taxes are not provided for temporary differences between tax and financial reporting; (d) no provision has been made for federal income taxes on unrealized appreciation of investments which are carried at market value; (e) asset valuation reserves (AVR) and interest maintenance reserves (IMR) are established; (f) different actuarial assumptions are used for calculating certain policy reserves; (g) changes in certain assets designated as "non-admitted" have been charged to unassigned surplus; and (h) the change in the underlying book value of wholly-owned subsidiaries is reported as a change in net unrealized capital gains (losses), a component of unassigned surplus, rather than as a component of the Company's net income/loss. The effect of the foregoing differences on the accompanying statutory financial statements are not reasonably determinable, but was presumed to be material.

     USE OF ESTIMATES - The preparation of financial statements in accordance with statutory accounting principles requires management to make estimate and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from those estimates.

     INVESTMENTS - Bonds are generally stated at amortized cost. Premiums and discounts on bonds not backed by other loans are amortized using the scientific method. Premiums and discounts on loan-backed bonds and structured securities are amortized using the interest method based on anticipated prepayments at the date of purchase. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Preferred stocks are stated primarily at cost. Common stocks of unaffiliated companies are stated at estimated fair value and stocks of affiliated companies (principally insurance companies) are valued at underlying book value. The change in the stated value is recorded as a change in unrealized capital gains (losses), a component of unassigned surplus, ignoring the effect of income taxes.

     Mortgage loans and policy loans are stated at the aggregate unpaid balance. In accordance with statutory accounting practices, the Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

     Home office and investment real estate are valued at cost, less allowance for depreciation. Property acquired in satisfaction of debt is initially valued at the lower of cost or fair market value. Depreciation is provided on the straight-line basis over the estimated useful lives of the related assets.

     Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at cost which approximates market.

     Investment income is recorded when earned. Realized gains and losses on sale or maturity of investments are determined on the specific identification basis. Any portion of invested assets designated as "non-admitted" is excluded from the statutory statements of admitted assets, liabilities and surplus.

     ASSET VALUATION AND INTEREST MAINTENANCE RESERVES - The Company establishes certain reserves as promulgated by the NAIC. The AVR is established for the specific risk characteristics of invested assets of the Company. The IMR is established for the realized gains and losses on the redemption of fixed income securities resulting from changes in interest rates, net of tax. Gains and losses pertaining to the IMR are subsequently amortized into investment income over the expected remaining period to maturity of the investments sold or called.

     POLICY RESERVES - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates (2.5% to 6%) and mortality (American Experience, 1941 CSO, 1958 CSO, 1960 CSG and 1980 CSO tables) as prescribed by regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.5% to 12.75%. Policy and contract claim liabilities include provisions for reported claims and estimates for claims incurred but not reported. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

     During 1997, the Company adopted two actuarial guidelines. The total impact of the adoption of these guidelines was a $17,235 decrease in unassigned surplus. The Company also recorded a reduction in group pension reserves based on a change in estimate in the calculation of these reserves. The impact of this change in estimate was a $17,437 increase in unassigned surplus.

     PREMIUMS AND RELATED COMMISSIONS - Premiums are recognized as income over the premium paying period of the policies. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

     FEDERAL INCOME TAXES - The Company files a consolidated federal income tax return with its parent and other eligible subsidiaries. The method of allocating taxes among the companies is subject to a written agreement approved by the Board of Directors. Each company's provision for federal income taxes is based on a separate return calculation with each company recognizing tax benefits of net operating loss carryforwards and tax credits on a separate return basis.

     The provision for federal income taxes is based on income which is currently taxable. Deferred federal income taxes are not provided for temporary differences between income tax and statutory reporting. The Company recognizes the benefits of net operating loss, foreign tax credit, and general business credit carryforwards when realized.

     NON-ADMITTED ASSETS - Certain assets designated as "non-admitted", principally receivables greater than ninety days due and office furniture and equipment, are excluded from the statutory statements of admitted assets, liabilities, and surplus. The net change in such assets is charged or credited directly to unassigned surplus.

     FAIR  VALUES  OF  FINANCIAL   INSTRUMENTS  -  The  following   methods  and
     assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       CASH, SHORT-TERM INVESTMENTS AND OTHER INVESTED ASSETS - The carrying amounts for these instruments approximate their fair values.

       BONDS - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

       UNAFFILIATED COMMON STOCKS - The fair values for unaffiliated common stocks are based on quoted market prices.

       AFFILIATED COMMON STOCK - The fair values for affiliated common stocks are based on the Company's equity in the underlying book value.

       PREFERRED STOCKS - The fair values for preferred stocks are based on quoted market prices.

       MORTGAGE LOANS - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments.

       POLICY LOANS - The Company does not believe an estimate of the fair value of policy loans can be made without incurring excessive cost. Policy loans have no stated maturities and are usually repaid by reductions to benefits and surrenders. Because of the numerous assumptions which would have to be made to estimate fair value, the Company believes that such information would not be meaningful.

       INVESTMENT CONTRACTS - The fair values for liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, which are based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

       DERIVATIVES - The fair value of interest-rate swaps, foreign currency swaps and interest-rate caps represents the amount at which the contracts could be settled based upon estimates obtained from issuing brokers. The fair value of equity linked notes represents the appreciation of the underlying debt security based upon the accumulative return of the designated index.

     DERIVATIVES - The Company utilizes derivative financial instruments as part of an overall interest rate risk management strategy. Derivative financial instruments utilized by the Company include interest rate swaps, interest rate caps, foreign currency swaps and equity linked notes. The Company does not engage in trading of the instruments.

     Derivative financial instruments involve, to varying degrees, elements of credit and market risk which are not recognized on the statutory statement of admitted assets, liabilities, and surplus. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract which exceeds the value of existing collateral, if any. Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. The Company evaluates the risk associated with derivatives in much the same way as the risks with on-balance sheet financial instruments. The derivative's risk of credit loss is generally a small fraction of the notional value of the instrument and is represented by the fair value of the derivative financial instrument. The Company attempts to limit its credit risk by dealing with creditworthy counterparties and obtaining collateral where appropriate.

     Interest-rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Net settlement amounts are reported as adjustments to interest income on an accrual basis over the life of the swap agreement.

     Interest-rate caps represent a right to receive the excess of a referenced interest rate over a given rate. Interest-rate cap arrangements are stated at amortized cost. Interest-rate caps are amortized and recorded as an adjustment to net investment income over the life of the investment using the effective interest method.

     Foreign currency swaps are stated at market value. The differences between the amounts paid or received on foreign currency swaps are reflected in the statutory statements of income. The change in estimated fair value is recorded as a change in unrealized gains (losses).

     The Company also invests in equity linked notes that are stated at amortized cost. These instruments pay interest based on a very modest (or no) semi-annual or annual coupon rate and pay at maturity all principal plus "contingent" interest based on a coupon rate equal to the percentage increase in a designated index. If the index has declined over the term of the note, no contingent interest is payable, but at maturity all principal would nevertheless be payable. The designated index is typically linked to the performance of a known stock index or basket of indices. Interest income is accrued at the coupon rate while "contingent" interest is recognized upon maturity.

     SEPARATE ACCOUNTS - The assets of the separate accounts shown in the statutory statements of admitted assets, liabilities, and surplus are carried at fair value and consist primarily of common stocks, mutual funds and commercial paper held by the Company for the benefit of certificate holders under specific individual and group annuity contracts. Benefits paid to separate account certificate holders are reflected in the statutory statements of income, but are offset by transfers from the separate accounts. The payment of such benefits and the earning of investment income constitute the only significant activities in the separate accounts.

     RECLASSIFICATIONS - Certain reclassifications have been made to the prior year amounts to conform with current year presentation with no changes to unassigned surplus or net income.

2.   INVESTMENTS

     The cost or amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of the Company's investment securities were as follows:


                                            COST OR          GROSS         GROSS        ESTIMATED
                                           AMORTIZED       UNREALIZED    UNREALIZED        FAIR
                                             COST            GAINS         LOSSES         VALUE
AT DECEMBER 31, 1997:
  U.S. Governments                                58,738          1,010           43           59,705
  States, territories and possessions                130              3            -              133
  Political subdivisions                          11,068            118            1           11,185
  Mortgage-backed securities                     281,614          7,452          258          288,808
  Special revenue                                 60,518          3,453            4           63,967
  Public utilities                               428,968         25,627          151          454,444
  Industrial and miscellaneous                 4,392,543        161,013       26,560        4,526,996
  Collateralized mortgage obligations          1,563,787         48,341        4,982        1,607,146
  Credit-tenant loans                            248,796         17,543          359          265,980
                                                 --------        -------         ----         -------

           Total                               7,046,162        264,560       32,358        7,278,364
                                               ==========       ========      =======       =========

  Bonds                                        6,921,762
  Short-term investments                         124,400

                                               7,046,162

  Preferred stocks                                 3,955          1,937           -             5,892
                                                   ======         ======          ==            =====

  Common stocks:
    Affiliated                                    66,086         14,609            -           80,695
    Unaffiliated                                     435         15,546           77           15,904
                                                     ----        -------          ---          ------

                                                  66,521         30,155           77           96,599
                                                  =======        =======          ===          ======

                                         COST OR      GROSS      GROSS    ESTIMATED
                                        AMORTIZED   UNREALIZED UNREALIZED    FAIR
                                           COST       GAINS     LOSSES      VALUE
AT DECEMBER 31, 1996:
  U.S. Governments                           53,506        303       975       52,834
  States, territories and possessions         1,187         46         -        1,233
  Political subdivisions                     11,579         21       232       11,368
  Mortgage backed securities                170,463      2,684       808      172,339
  Special revenue                            73,681      3,139         -       76,820
  Public utilities                          416,189     21,892       995      437,086
  Industrial and miscellaneous            3,787,554    106,623    46,452    3,847,725
  Collateralized mortgage obligations     1,541,893     29,372    16,816    1,554,449
  Credit-tenant loans                       277,025     10,186     2,557      284,654
                                            --------    -------    ------     -------

           Total                          6,333,077    174,266    68,835    6,438,508
                                          ==========   ========   =======   =========

  Bonds                                   6,194,033
  Short-term investments                    139,044

                                          6,333,077

  Preferred stocks                            2,967      1,899        -         4,866
                                              ======     ======       ==        =====

  Common stocks:
    Affiliated                               66,086      7,514         -       73,600
    Unaffiliated                             61,054     74,540     2,402      133,192
                                             -------    -------    ------     -------

                                            127,140     82,054     2,402      206,792
                                            ========    =======    ======     =======


     The amortized cost and estimated fair value of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                              AMORTIZED     ESTIMATED
                                                COST        FAIR VALUE

Due in one year or less                           231,132        231,738
Due after one year through five years           1,431,804      1,457,094
Due after five years through ten years          1,300,236      1,339,306
Due after ten years                             2,237,589      2,354,273
                                                ----------     ---------
                                                5,200,761      5,382,411
Collateralized mortgage obligations
  and mortgage backed
  securities                                    1,845,400      1,895,953
                                                ----------     ---------
                                                        -              -
                                                7,046,161      7,278,364

     The sources of net investment income were as follows:

                                              1997         1996         1995

Bonds                                          501,101      439,884      388,690
Preferred stocks                                   399          399          399
Common stocks                                      449        1,789       27,756
Mortgage loans                                  70,469       87,035       96,891
Real estate                                     25,531       29,860       26,860
Policy loans                                     7,454        6,855        6,348
Short-term investments                           4,658        7,339        6,665
Other                                           (1,239)      (2,732)     (1,858)
                                                -------      -------     -------
                                               608,822      570,429     551,751
Investment expense                             (25,194)     (28,270)    (29,424)
Amortization of interest maintenance reserve     3,852        4,475        3,919
                                                 ------       ------       -----

                                               587,480      546,634      526,246
                                               ========     ========     =======

     Gross realized gains and losses from investment securities consist of the following:

                                                                     NET
                                             GROSS        GROSS     REALIZED
                                             REALIZED    REALIZED      GAINS
                                             GAINS       LOSSES     (LOSSES)
YEAR ENDED DECEMBER 31, 1997:
  Bonds                                        8,304       5,237       3,067
  Common stocks                               64,382       4,130      60,252
  Mortgage loans                               1,520       5,318      (3,798)
  Real estate                                  2,800       5,109      (2,309)
  Derivative instruments                           8       8,911      (8,903)
  Other                                       24,572          48      24,524
                                              -------         ---     ------

                                             101,586      28,753      72,833
                                             ========     =======
  Capital gains tax                                                  (25,411)
  Net IMR capital losses                                               4,116

  Net realized capital gains                                          51,538

YEAR ENDED DECEMBER 31, 1996:
  Bonds                                        9,290       1,489       7,801
  Common stocks                               41,198         351      40,847
  Mortgage loans                                 660       7,618      (6,958)
  Real estate                                  2,690       2,949        (259)
  Other                                        3,830          34       3,796
                                               ------         ---      -----

                                              57,668      12,441      45,227
                                              =======     =======
  Capital gains tax                                                  (15,798)
  Net IMR capital gains                                               (5,968)

  Net realized capital gains                                          23,461

YEAR ENDED DECEMBER 31, 1995:
  Bonds                                        4,830         158       4,672
  Common stocks                               36,564         663      35,901
  Mortgage loans                                 977       8,894      (7,917)
  Real estate                                  1,804       8,041      (6,237)
  Other                                        1,479         185       1,294
                                               ------        ----      -----

                                              45,654      17,941      27,713
                                              =======     =======
  Capital gains tax                                                   (9,665)
  Net IMR capital gains                                               (3,572)

  Net realized capital gains                                          14,476


     Proceeds from the sale of bonds were $265,701, $197,362 and $56,355 during 1997, 1996 and 1995, respectively.

     The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans during 1997 ranged from 7.57% to 8.15%. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The estimated fair value of the mortgage loan portfolio was approximately $625,176 and $928,621 at December 31, 1997 and 1996, respectively.

     The Company's mortgage loans finance various types of commercial properties throughout the United States. The geographic distributions of the mortgage loans were as follows at December 31, 1997 and 1996:


                                               1997         1996

California                                       51,109       87,778
Nebraska                                         34,435       53,118
Missouri                                         26,734       49,422
Indiana                                          23,145       49,004
Washington                                       31,426       44,615
All other states                                420,564      630,940
                                                --------     -------

                                                587,413      914,877

     The following table summarizes the non-performing and restructured mortgage loans at December 31, 1997 and 1996:

                                                 1997       1996

Non-performing                                     7,145       8,917
Restructured                                          -       13,501
                                                      --      ------

                                                   7,145      22,418


     At December 31, 1997,  securities  with an amortized cost of $5,469 were on
     deposit   with   government   agencies   as  required  by  law  in  various
     jurisdictions in which the Company conducts business.

     The Company has a securities lending program whereby securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is recorded in memorandum records and is not reflected in the accompanying statutory statements of admitted assets, liabilities and surplus. To further minimize the credit risks related to this lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions.

3.   DERIVATIVE FINANCIAL INSTRUMENTS

     The Company enters into interest-rate swap agreements to manage interest-rate exposure. The primary reason for the interest-rate swap agreements is to modify the interest-rate sensitivities of certain investments so that they are highly correlated with the interest-rate sensitivities of certain insurance liabilities.

     The Company also uses interest-rate caps to more effectively manage interest-rate risk associated with single premium deferred annuity contracts. This allows the Company to limit the risk associated with an increase in interest rates.

     The Company purchases corporate bonds in the foreign bond markets. These bonds are typically issued by U.S. corporations and denominated in a variety of currencies. These bonds, on occasion, are available for purchase in the secondary market at attractive yields. The Company enters into currency swaps simultaneous with its foreign currency bond purchases so that all future foreign currency-denominated interest and principal payments on such bonds are swapped with high quality counterparties at the time of purchase for known amounts of U.S. dollars.

     The Company uses equity linked notes to more cost effectively diversify its exposure to equity markets and as an asset replication instrument to match the liabilities of certain group annuity contracts where the customer seeks equity market participation. Equity linked notes help reduce the Company's exposure to fluctuations in equity instruments by linking a substantial portion of their expected total return to certain market indices while preserving the invested principal.

     During 1997 the Company terminated two interest rate swap transactions with a combined notional amount of $200,000 at a cost of approximately $8,900. This amount was charged to IMR in accordance with statutory accounting principles. These swaps were replaced with four other interest-rate swap agreements with a combined notional amount of $200,000. Terms of the new interest-rate swaps allow for more frequent repricing of the variable paid by the Company thereby reducing their exposure.

     The  following  table   summarizes  the  Company's   derivative   financial
     instruments. Notional amounts are used on certain instruments to express the volume of these transactions, but do not represent the much smaller amounts potentially subject to credit risk.


                                                    ESTIMATED
                               NOTIONAL  STATEMENT     FAIR     YEAR(S) OF   INTEREST  RATE
                                AMOUNT     VALUE      VALUE      MATURITY     PAID    RECEIVED
At December 31, 1997:
  Interest-rate swaps            202,500         -       5,399 2002 - 2003         6.97 %   6.50 %
                                 ========        ==      ======

  Interest-rate caps             470,000      3,269         14 2000 - 2002         -        -
                                 ========     ======        ===

  Foreign currency swaps           6,500       (268)      (268)    1998            -        -
                                   ======      =====      =====

  Equity linked notes            101,000      4,721     41,226 2001 - 2016         -        -
                                 ========     ======    =======


At December 31, 1996:
  Interest-rate swaps            202,500         -      (9,259)1999 - 2003         8.45 %   6.24 %
                                 ========        ==     =======

  Interest-rate caps             320,000      2,739      1,883 2000 - 2001         -        -
                                 ========     ======     ======

  Foreign currency swaps          21,503    (10,401)   (10,401)1997 - 1998         -        -
                                  =======   ========   ========

  Equity linked notes            109,925      5,902     41,289 1997 - 2016         -        -
                                 ========     ======    =======

     The Company has considerable experience in evaluating and managing credit risk. Each issuer or counterparty is extensively reviewed to evaluate its financial stability before entering into each agreement and throughout the period that the financial instrument is owned.

     The Company has commitments to fund bond investments of approximately $60,900 and mortgage loans of approximately $1,900 as of December 31, 1997. These commitments are legally binding and have fixed expiration dates or other termination clauses that may require a payment of a fee. In the event that the financial condition of a borrower deteriorates materially, the commitment may be terminated. Since some of the commitments may expire or terminate, the total commitments do not necessarily represent future liquidity requirements.

4.   FEDERAL INCOME TAXES

     The provision for federal income taxes reflects an effective income tax rate which differs from the prevailing federal income tax rate primarily as a result of income and expense recognition differences between statutory and income tax reporting. The major differences include capitalization and amortization of certain policy acquisition amounts for tax purposes, different methods for determining statutory and tax insurance reserves, timing of the recognition of market discount on bonds and certain accrued expenses, and the acceleration of depreciation for tax purposes.

     The  Company's  tax  returns  have been  examined by the  Internal  Revenue
     Service (IRS) through 1992. The Company is currently appealing certain adjustments proposed by the IRS for tax years 1987 through 1992. The tax returns for 1993 through 1995 are currently under examination. Management believes the results of these examinations will have no material impact on the Company's statutory financial statements.

     Under federal income tax law prior to 1984, the Company accumulated approximately $31,615 of deferred taxable income which could become subject to income taxes in the future under certain conditions. Management believes the chance that those conditions will exist is remote.

5.   RETIREMENT BENEFITS

     The Company participates with affiliated companies in a noncontributory defined benefit plan covering all United States employees meeting certain minimum requirements. Mutual of Omaha and certain subsidiaries
     (collectively referred to as the Companies) generally make annual contributions to the plan in an amount between the minimum ERISA required contribution and the maximum tax deductible contribution. Funds for the plan are held in the general and separate accounts of the Company under a group annuity contract and in domestic equity and international common stock funds.

     Information regarding accrued benefits and net assets has not been determined on an individual company basis. The Company's allocation of salary expense was approximately 30% of the total Companies' salary expense in 1997, and approximately 28% in 1996 and 1995. The Companies expensed contributions of $7,972, $12,152 and $9,115 in 1997, 1996 and 1995,
     respectively. During 1996, the Companies changed mortality tables from 1971 group annuity mortality table to the 1983 group annuity mortality table. As a result of the table change, the actuarial present value of accrued benefits as of January 1, 1996, increased by $21,637. The Companies made an additional contribution of $21,637 and recorded it net of federal income taxes of $7,573 as a direct charge to surplus.

     The plan was amended effective January 1, 1997 to include a Postretirement Medical 401(h) Account for the funding of certain postretirement medical benefits provided by the Companies. In September 1997, the Companies contributed approximately $2,600 to this account.

     A comparison of accrued benefits and net assets for the entire plan as of January 1, 1997 and 1996 follows:

                                                         1997         1996
Actuarial present value of accrued benefits:
  Vested                                                  380,495      352,736
  Nonvested                                                 2,204        4,036
                                                            ------       -----

                                                          382,699      356,772

Net assets available for benefits                         369,871      324,925
                                                          ========     =======

Assumptions:
  Annual investment return                              9.00 %       9.00 %
  Mortality table                                      1983 GAM     1983 GAM
  Discount rate                                         7.37 %       7.62 %

     The Companies also have the Mutual of Omaha 401(k) Long-Term Savings Plan covering all United States employees who have completed one year of service and have reached their 21st birthday. Participants may elect to contribute 1% to 16% of their salary annually subject to plan and IRS limitations. The Companies match at least 25% of the first 6% of the contributions made by each participant. The Companies match up to an additional 75% of the first 6% of the contributions made by each participant if certain company-wide performance measures are met. Contributions by the Companies were $8,428, $5,600 and $5,775 in 1997, 1996 and 1995, respectively.

     The Companies provide certain postretirement medical and life insurance benefits. The Companies subsidize these benefits with certain limitations to retirees and eligible employee groups. Employees retiring on or before December 31, 1997, were eligible for the full subsidy if they were at least age 55 with at least 10 years of service and 10 years of continuous coverage under one of the Companies' health plans. Employees retiring after December 31, 1997, must be at least age 60 with at least 15 years of service and 15 years of continuous coverage under one of the Companies' health plans. Employees hired on or after January 1, 1995, are not eligible for a subsidy. The cost of these postretirement benefits is allocated to the Companies based on an actuarial valuation. The Companies use the accrual method of accounting for postretirement benefits and elected to amortize the original transition obligation over 20 years. During the year ended December 31, 1997, liabilities of $7,027 that were previously recorded by the Company and certain affiliates for postretirement benefits, were paid to Mutual of Omaha.

     The following table compares the accumulated benefit obligation and the accrued liability for the Companies' postretirement benefits at December 31, 1997 and 1996:

                                                          1997         1996

Accumulated postretirement benefits obligation:
    Fully eligible actives                                    9,695        8,008
    Retirees                                                 76,208       76,136
                                                             -------      ------
                                                             85,903       84,144
Plan assets in Postretirement Medical 401(h) Account         (2,713)
Unrecognized transition obligation                          (60,275)    (64,294)
Unrecognized gain                                             9,459        7,928
                                                              ------       -----

           Total accrued postretirement benefit liability    32,374       27,778
                                                             =======      ======

Assumptions:
  Discount rate                                            7.25 %      7.50 %
  Health care cost trend rate:
    First year                                             5.00 %      8.50 %
    Ultimate                                               5.00 %      5.00 %
  Grading period                                                 -     8 years

 The Companies' net periodic postretirement benefit costs include the following components:

                                         997        1996         1995

Eligibility costs                          1,598       1,385        1,654
Interest costs                             5,986       5,909        5,567
Net amortization and deferral                 55           -        (683)
Amortization of transition obligation      4,018       4,018        4,101
Return on assets                             (55)         -            -
                                             ----         -            -

           Total benefit costs            11,602      11,312       10,639
                                          =======     ======       ======

     The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rate by one percentage point in each year would increase the Companies' accumulated postretirement benefits obligation as of December 31, 1997, by approximately $6,200 and the estimated eligibility cost and interest cost components of the net periodic postretirement benefit costs for 1997 by approximately $800.

6.   RELATED PARTY TRANSACTIONS

     The home office properties are occupied jointly by the Company, Mutual of Omaha and certain affiliates. Because of this relationship, the Companies incur joint operating expenses subject to allocation. Management believes the method of allocating such expenses is fair and reasonable.

     The Company received management and administrative service fees from MOSSCO-NY and MOSSCO-CT of $106 for the year ended December 31, 1997 and $349 and $151 from MOSSCO-NE, MOSSCO-NY and MOSSCO-CT for the years ended December 31, 1996 and 1995, respectively.

     The  Company  paid  $427,  $444  and  $543  during  1997,  1996  and  1995, respectively, to Kirkpatrick, Pettis, Smith, Polian, Inc., an affiliate, for equity investment management services. In addition, the Company paid assignment fees of $165 to MOSSCO-NY and MOSSCO-CT for the year ended December 31, 1997 and $439 and $361 to MOSSCO-NE, MOSSCO-NY and MOSSCO-CT for the years ended December 31, 1996 and 1995, respectively.

     On January 2, 1996, the Company sold 7,580 shares of First National of Nebraska, Inc. common stock to Mutual of Omaha for $27,667. The share price was determined by the stock's publicly traded market value at the date of the transaction. The Company recognized a realized gain of $27,632 and related federal income taxes were $9,671.

     Under the terms of a reinsurance treaty effected June 1, 1955, all health and accident insurance written by the Company is ceded to Mutual of Omaha. The operating results of certain lines of group health and accident and life insurance are shared equally by the Company and Mutual of Omaha. The amounts ceded by the Company and included in the statutory statements of admitted assets, liabilities and surplus were as follows:

                                                      1997         1996

Aggregate reserve for policies and contracts            92,276       88,332
                                                        =======      ======

Policy and contract claims                              92,555      104,874
                                                        =======     =======


     The amounts ceded by the Company and included in the statutory statements of income were as follows:

                                          1997         1996      1995

Premium considerations                     378,854      368,126   395,014
                                           ========     =======   =======

Policyholder and beneficiary benefits      286,033      273,576   309,876
                                           ========     =======   =======

Group reinsurance settlement expense       (10,405)      (2,818)    5,354
                                           ========      =======   =======

     The Company also assumes group and individual life insurance from Companion. In 1997, the Company entered into a coinsurance treaty with Companion relating to bank annuity business in which Companion cedes 75% of the related premiums to the Company and the Company pays 75% of the related benefits. The total amounts assumed by the Company relating to the treaties with Companion and included in the statutory statements of admitted assets, liabilities and surplus were as follows:

                                                          1997        1996

Aggregate reserve for policies and contracts                30,498      3,749
                                                            =======     =====

Policy and contract claims                                   2,370      2,125
                                                             ======     =====

     The amounts ceded by the Company and included in the statutory statements of income were as follows:

                                             1997        1996          1995

Premium considerations                       $ 31,343    $ 2,668       $ 4,268
                                             =========   =======       =======

Policyholder and beneficiary benefits         $ 3,151    $ 2,390       $ 3,061
                                              ========   =======       =======


7.   REINSURANCE

     In the normal course of business, the Company assumes and cedes insurance business. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations.

     The reconciliation of total premiums to net premiums is as follows:

                          1997          1996           1995

Direct                    1,541,126     1,641,295      1,658,506
Assumed                      54,892        26,581         27,496
Ceded                      (408,914)     (382,369)      (407,613)
                           ---------     ---------      ---------

           Net            1,187,104     1,285,507      1,278,389
                          ==========    ==========     =========


8.   CREDIT ARRANGEMENTS

     The Company and Mutual of Omaha are authorized by their Boards of Directors to borrow a maximum of $75,000 on a joint basis under certain lines of credit. At December 31, 1997, the Company had no outstanding borrowings against its uncommitted, uncollateralized revolving lines of credit.
     Interest rates applicable to borrowings under lines of credit are negotiated with the lender at the time of borrowing.

9.   CONTINGENT LIABILITIES

     Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position.

10.  DEPOSIT FUNDS

     The estimated fair value and statement value of guaranteed investment and select maturity contracts were:


                                   1997             1996

Estimated fair value                1,118,746        1,200,031
                                    ==========       =========

Statement value                     1,119,540        1,247,546
                                    ==========       =========


     Fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest-rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     At December 31, 1997 and 1996, the Company held annuity reserves and deposit fund liabilities of $1,256,277 and $1,092,555, respectively, that were subject to discretionary withdrawal at book value with a surrender charge of less than 5%.

11.  STOCKHOLDER DIVIDENDS

     Regulatory restrictions limit the amount of dividends available for distribution without prior approval of regulatory authorities. The maximum amount of dividends which can be paid to the stockholder without prior approval of the Director of Insurance of the State of Nebraska is the greater of 10% of the insurer's surplus as of the previous December 31 or net gain from operations for the previous twelve month period ending December 31. Based upon these restrictions, the Company is permitted a maximum dividend distribution of $57,907 in 1998.

12.  BUSINESS RISKS

     The Company is subject to regulation by state insurance departments and undergoes periodic examinations by those departments. The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

       LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and by diversifying its products.

       CREDIT RISK is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy and by maintaining sound reinsurance, credit and collection policies.

       INTEREST-RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

13.  EXPENSE REALIGNMENT COSTS

     In March 1996, the Companies announced the elimination of approximately 1,000 positions as a part of the initiative to reduce operating costs 15% by the end of 1997. The Companies incurred approximately $13,400 and $27,300 of severance and related costs, consulting fees and other one-time costs associated with expense realignment activities during 1997 and 1996, respectively.

UNITED OF OMAHA
SEPARATE ACCOUNT C

FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT AS OF
DECEMBER 31, 1997 AND FOR THE TWO YEARS
ENDED DECEMBER 31, 1997 AND 1996

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
United of Omaha Life Insurance Company

We have audited the accompanying statement of net assets of United of Omaha Separate Account C as of December 31, 1997, and the related statements of operations and changes in net assets for the years ended December 31, 1997 and 1996. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements are the responsibility of the Company's management.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of United of Omaha Separate Account C as of December 31, 1997, and the results of its operations and changes in its net assets for the two years ended December 31, 1997 and 1996 in conformity with generally accepted accounting principles.





March 23, 1998


UNITED OF OMAHA SEPARATE ACCOUNT C


STATEMENT OF NET ASSETS
DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------------



                                                                                              SERIES I
                                                  ----------------------------------------------------------------------------------
                                                          FIDELITY                  SCUDDER                     T. ROWE PRICE
                                                -------------------------------  ------------------   ------------------------------
                                                                                                          NEW                LIMITED
                                                           ASSET      INDEX    MONEY                     AMERICA     EQUITY     TERM
ASSETS                                          GROWTH    MANAGER      500     MARKET   BOND    INTERN.  GROWTH     INCOME     BOND

Investments in portfolio shares, at cost         829,244    546,027    308,319  118,421 312,990   564,853 423,054    481,634 62,764
                                                 ========   ========   =======  ======= =========  ======= ========   ======  ======

Investments in portfolio shares, at market value 945,705    638,955    425,808  118,421 324,479   564,996 553,536    596,540 63,297
                                                 --------   --------   -------  ------- ---------  -------- --------  -----   ------

Net assets                                       945,705    638,955    425,808  118,421 324,479   564,996 553,536    596,540 63,297
                                                 ========   ========   =======  ====== =========  ======= =========   ======  ======

Accumulation units outstanding                    49,383     42,522     19,599  104,050  25,593    45,421  26,178     29,193  5,363
                                                  =======    =======    ======  ======== =======   ======= =======    ======  =====

Net asset value per unit                           19.15      15.03      21.73     1.14   12.68     12.44   21.15      20.43  11.80
                                                   ======     ======     =====     =====  ======    ======  ======     =====  =====


The accompanying notes are an integral part of these financial statements.


                                                                      FIDELITY                                         SCUDDER
                                      --------------------------------------------------   --------------------------------------
                                                  MANAGER:      EQUITY        INDEX                        GLOBAL     GROWTH &
ASSETS                                NTRAFUND     GROWTH       INCOME         500         INTERNATIONAL DISCOVERY     INCOME

Investments in portfolio shares,
 at cost                              2,884,002   36,998,700    49,862,083    9,670,798      29,355,974    2,207,423   6,576,048
                                      ==========  ===========   ===========   ==========     ===========   ==========  ==========

Investments in portfolio shares,
      at market value                 1,636,492   45,351,872    58,464,437   10,087,352      31,101,079    2,228,106   6,846,075
                                      ----------  -----------   -----------  -----------     -----------   ----------  ----------

Net assets                            1,636,492   45,351,872    58,464,437   10,087,352      31,101,079    2,228,106   6,846,075
                                      ==========  ===========   ===========  ===========     ===========   ==========  ==========

Accumulation units outstanding        2,992,115    2,748,520     3,528,096      829,118       2,391,655      194,110     561,594
                                      ==========   ==========    ==========     ========      ==========     ========    ========

Net asset value per unit              $ 17.26      $ 16.50       $ 16.57      $ 12.17         $ 13.00      $ 11.48     $ 12.19
                                      ========     ========      ========     ========        ========     ========    ========




The accompanying notes are an integral part of these financial statements.


STATEMENT OF NET ASSETS
DECEMBER 31, 1997 (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                     SERIES V
                         -----------------------------------------------------------------------------------------------------------
                                                T. ROWE PRICE                                        ALGER                 FEDERATED
                         ----------------------------------------------------------------  ----------------------  -----------------
                           NEW       PERSONAL                               LIMITED    AMERICAN                  PRIME       U.S.
                         AMERICA     STRATEGY     EQUITY                      TERM       SMALL       AMERICAN    MONEY    GOVERNMENT
ASSETS                   GROWTH      BALANCED     INCOME    INTERNATIONAL     BOND    APITALIZATION   GROWTH    FUND II   SECURITIES

Investments in portfolio
shares, at cost          24,739,664  37,022,536  57,385,528  34,785,818   14,407,620  26,276,202   25,898,601 21,386,283  20,399,555
                         =========== =========== =========== ===========  ==========  ===========  ========== =========== ==========

Investments in portfolio
 shares, at
  market value           29,666,686  41,428,123  67,084,455  34,855,396   14,536,276  27,677,690   31,156,165 21,386,283  21,301,847
                         ----------- ----------- ----------- -----------  ----------  -----------  ---------- ----------- ----------

Net assets               29,666,686  41,428,123  67,084,455  34,855,396   14,536,276  27,677,690   31,156,165 21,386,283  21,301,847
                         =========== =========== =========== ===========  ==========  ===========  ========== =========== ==========

Accumulation units
outstanding               1,599,824   2,792,934   3,837,388   2,857,269    1,302,580   2,021,476    1,918,481 19,485,024   1,824,790
                          ==========  ==========  ==========  ==========   =========   ==========   ========= ===========  =========

Net asset value per unit     $ 18.54     $ 14.83 $ 17.48      12.20      $ 11.16      $ 13.69      $ 16.24     $ 1.10     $ 11.67
                             =======     =======  ========   ========     ========     ========     =======     =======    =======




The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS
DECEMBER 31, 1997 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                               SERIES V
                                 ---------------------------------------------------------------------------------------
                                                               MFS                                    PIONEER
                                 --------------------------------------------------------------------------------
                                                              HIGH
                                    WORLD        VALUE       INCOME                 EMERGING      REAL       CAPITAL
ASSETS                           GOVERNMENT     SERIES        FUND        RESEARCH   GROWTH      ESTATE      GROWTH      TOTAL

Investments in portfolio shares,
at cost                            13,351,071   3,879,074    21,332,892   36,056,371 41,584,978  5,004,526   4,470,845  569,183,898
                                   ===========  ==========   ===========  ========== =========== ==========  ========== ===========

Investments in portfolio shares,
at market value                    13,397,416   3,621,584    22,415,278   41,154,486 46,926,255  5,241,177   4,513,971  636,310,238
                                   -----------  ----------   -----------  ---------- ----------- ----------  ---------- -----------

Net assets                         13,397,416   3,621,584    22,415,278   41,154,486 46,926,255  5,241,177   4,513,971  636,310,238
                                   ===========  ==========   ===========  ========== =========== ==========  ========== ===========

Accumulation units outstanding      1,302,843     292,197     1,729,635    2,608,735  2,890,806    428,572     383,956
                                    ==========    ========    ==========   =========  ==========   ========    =======

Net asset value per unit             $ 10.28     $ 12.39       $ 12.96      $ 15.78    $ 16.23    $ 12.23     $ 11.76
                                     ========    ========      ========     ========   ========   ========    =======




The accompanying notes are an integral part of these financial statements.


FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
------------------------------------------------------------------------------------------------------------------------------------



                                                                                              SERIES I
                                            ----------------------------------------------------------------------------------------
                                                      FIDELITY                       SCUDDER                     T. ROWE PRICE
                                            --------------------------------   ----------------   ----------------------------------
                                                                                                               NEW           LIMITED
                                                        ASSET      INDEX     MONEY                        AMERICA    EQUITY   TERM
1997                                        GROWTH     MANAGER      500      MARKET     BOND   INTERN.     GROWTH     INCOME   BOND

Investment income:
  Dividends and capital gain distributions    28,533   61,409     11,589    5,069     20,453    12,584    1,295      30,857    4,337

Expense:
  Mortality risk charges                     (10,875)  (7,248)    (4,933)  (1,253)    (3,987)   (8,242)  (6,326)     (6,631)   (917)
  Administrative expenses                     (1,298)    (865)      (589)    (150)      (476)     (983)    (755)       (791)   (110)
                                              -------    -----      -----    -----      -----     -----    -----       -----   -----
           Net investment income (expense)    16,360   53,296      6,067    3,666     15,990     3,359   (5,786)     23,435    3,310
                                              -------  -------     ------   ------    -------    ------  -------     -------   -----

Gains (losses) on investments:
  Net realized gains (losses)                 77,035    8,473     29,983        -        735    47,137   15,634      30,791    (778)
  Net change in unrealized gains (losses)     74,772   37,964     69,782       -       6,591   (50,959)  82,137      72,058      936
                                              -------  -------    -------      --      ------  --------  -------     -------     ---
           Net gains (losses) on investments 151,807   46,437     99,765       -       7,326    (3,822)  97,771     102,849      158
                                             --------  -------    -------      --      ------   -------  -------    --------     ---

Increase (decrease) in net assets from
 operations                                  168,167   99,733    105,832    3,666     23,316      (463)  91,985     126,284    3,468
                                             ========  =======   ========   ======    =======     =====  =======    ========   =====




The accompanying notes are an integral part of these financial statements.


FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                             SERIES V
                                   -------------------------------------------------------------------------------------------------
                                                    FIDELITY                                     SCUDDER         T. ROWE PRICE
                                   ----------------------------------------------   ------------------------------------------------
                                                 ASSET                                                        NEW       PERSONAL
                                               MANAGER:    EQUITY    INDEX              GLOBAL    GROWTH &   AMERICA   sTRATEGY
1997 (CONTINUED)                   CONTRAFUND   GROWTH     INCOME     500   INTERN.     DISCOVERY INCOME    GROWTH      BALANCED

Investment income:
  Dividends and capital gain
  distributions                      833,552     37,343  3,268,324        -    415,666         -   36,878     69,250    1,697,950

Expense:
  Mortality risk charges            (387,501)  (352,850)  (443,565) (27,602)  (230,224)   (8,930) (21,066)  (227,567)    (319,689)
  Administrative expenses            (77,191)   (70,288)   (88,359)  (5,487)   (45,860)   (1,779)  (4,197)   (45,331)     (63,683)
                                     --------   --------   --------  -------   --------   -------  -------   --------     --------
           Net investment income
         (expense)                   368,860   (385,795) 2,736,400  (33,089)   139,582   (10,709)  11,615   (203,648)   1,314,578
                                     --------  --------- ---------- --------   --------  --------  -------  ---------   ----------

Gains (losses) on investments:
  Net realized gains                 629,484    365,565    655,557   17,387    264,676    21,330   20,076    221,401      100,725
  Net change in unrealized gains   6,710,488  7,280,611  6,572,810  416,554    799,404    20,683  270,027  4,398,725    3,522,132
                                   ---------- ---------- ---------- --------   --------   ------- -------- ----------   ----------
           Net gains on investments7,339,972  7,646,176  7,228,367  433,941  1,064,080    42,013  290,103  4,620,126    3,622,857
                                   ---------- ---------- ---------- -------- ----------   ------- -------- ----------   ----------

Increase in net assets from oper.  7,708,832  7,260,381  9,964,767  400,852  1,203,662    31,304  301,718  4,416,478    4,937,435
                                   ========== ========== ========== ======== ==========   ======= ======== ==========   ==========




The accompanying notes are an integral part of these financial statements.



FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------



                                    SERIES V
                                           --------------------------------------------------------------------------------------
                                                    T. ROWE PRICE                     ALGER                     FEDERATED
                                           -------------------------------  --------------------------   ------------------------
                                                                    LIMITED   AMERICAN                     PRIME        U.S.
                                            EQUITY                    TERM      SMALL       AMERICAN       MONEY     GOVERNMENT
1997 (CONTINUED)                            INCOME    INTERNATIONAL   BOND    APITALIZATION  GROWTH       FUND II    SECURITIES

Investment income:
  Dividends and capital gain distributions  3,148,705      780,803    591,649    838,472       220,950    1,163,294      579,257

Expense:
  Mortality risk charges                     (464,582)    (315,794)  (100,026)  (232,871)     (253,653)    (241,854)    (166,080)
  Administrative expenses                     (92,545)     (62,907)   (19,925)   (46,388)      (50,528)     (48,178)     (33,084)

                                              --------     --------   --------   --------      --------     --------     -------
           Net investment income (expense)  2,591,578      402,102    471,698    559,213       (83,231)     873,262      380,093
                                            ----------     --------   --------   --------      --------     --------     -------

Gains (losses) on investments:
  Net realized gains (losses)                 389,805      751,583    (20,027)   165,014       561,387            -       38,905
  Net change in unrealized gains (losses)   8,011,281     (979,177)   117,407  1,643,596     4,429,566           -       817,166
                                            ----------    ---------   -------- ----------    ----------          --      -------
           Net gains (losses) on investments8,401,086     (227,594)    97,380  1,808,610     4,990,953           -       856,071
                                            ----------    ---------    ------- ----------    ----------          --      -------

Increase in net assets from operations     10,992,664      174,508    569,078  2,367,823     4,907,722      873,262    1,236,164
                                           ===========     ========   ======== ==========    ==========     ========   =========




The accompanying notes are an integral part of these financial statements.


                                                                                                    SERIES V
                                                     -------------------------------------------------------------------------
                                                                      PIONEER
                                              ------------------------------------------------------- --------------------
                                                                      HIGH
                                                 WORLD     VALUE     INCOME               EMERGING     REAL     CAPITAL
1997 (CONTINUED)                              GOVERNMENT   SERIES     FUND     RESEARCH    GROWTH     ESTATE     GROWTH     TOTAL

Investment income:
  Dividends and capital gain distributions      229,599   466,662          -          -          -    73,322      3,234  14,631,036

Expense:
  Mortality risk charges                       (110,782)  (10,528)  (171,729)  (308,011)  (396,905)  (14,804)   (12,367) (4,869,392)
  Administrative expenses                       (22,068)   (2,097)   (34,208)   (61,356)   (79,064)   (2,949)    (2,464)   (965,953)
                                                --------   -------   --------   --------   --------   -------    -------   ---------
           Net investment income (expense)       96,749   454,037   (205,937)  (369,367)  (475,969)   55,569    (11,597)  8,795,691
                                                 -------  --------  ---------  ---------  ---------   -------   --------  ---------

Gains (losses) on investments:
  Net realized gains                             20,167     4,244  1,241,723  1,073,282  1,843,154    48,987      1,476   8,624,911
  Net change in unrealized gains (losses)      (302,708) (257,490) 1,013,285  4,051,206  5,506,481   236,651     43,126  54,615,105
                                               --------- --------- ---------- ---------- ----------  --------    ------- ----------
           Net gains (losses) on investments   (282,541) (253,246) 2,255,008  5,124,488  7,349,635   285,638     44,602  63,240,016
                                               --------- --------- ---------- ---------- ----------  --------    ------- ----------

Increase (decrease) in net assets from operati (185,792)  200,791  2,049,071  4,755,121  6,873,666   341,207     33,005  72,035,707
                                               =========  ======== ========== ========== ==========  ========    ======= ==========



The accompanying notes are an integral part of these financial statements.


                                                       ASSET       INDEX      MONEY                      AMERICA   EQUITY     TERM
1996                                        GROWTH    MANAGER       500      MARKET    BOND       INTERN. GROWTH   INCOME     BOND

Investment income:
  Dividends and capital gain distributions    50,482     30,416      15,604     8,123   31,760   15,596    14,802   18,036    7,624

Expense:
  Mortality risk charges                      (9,616)    (6,222)     (4,774)   (2,104)  (4,272)  (8,716)   (5,889)  (6,270)  (1,651)
  Administrative expenses                     (1,148)      (742)       (570)     (250)    (510)  (1,030)     (702)    (748)    (197)
                                              -------      -----       -----     -----    -----  -------     -----    -----    -----
           Net investment income              39,718     23,452      10,260     5,769   26,978    5,850     8,211   11,018    5,776
                                              -------    -------     -------    ------  -------   ------    ------  -------   -----

Gains (losses) on investments:
  Net realized gains (losses)                 63,433     28,483      65,211         -   (6,984)  74,996    94,845   85,226   (1,281)
  Net change in unrealized gains (losses)    (14,264)     9,046      (1,854)       -   (13,389)   5,222   (26,737) (10,984)  (3,493)
                                             --------     ------     -------       --  --------   ------  -------- --------  -------
           Net gains (losses) on investments  49,169     37,529      63,357        -   (20,373)  80,218    68,108   74,242   (4,774)
                                              -------    -------     -------       --  --------  -------   -------  -------  -------

Increase in net assets from operations        88,887     60,981      73,617     5,769    6,605   86,068    76,319   85,260    1,002
                                              =======    =======     =======    ======   ======  =======   =======  =======   =====




The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                   SERIES V
                               -----------------------------------------------------------------------------------------------------
                                            FIDELITY                    SCUDDER                             T. ROWE PRICE
                               -------------------------------------  -------------  -----------------------------------------------
                                              ASSET                                   NEW    PERSONAL                     LIMITED
                                            MANAGER:    EQUITY                    AMERICA  STRATEGY    EQUITY             TERM
1996 (CONTINUED)               CONTRAFUND    GROWTH     INCOME      INTERNATIONAL  GROWTH  BALANCED    INCOME   INTERN.   BOND

Investment income:
  Dividends and capital gain
     distributions                  28,266     962,332    198,092       90,929    136,780   756,282    533,897     279,801  186,164

Expense:
  Mortality risk charges          (135,430)   (106,908)  (160,191)     (90,700)   (64,320)  (99,611)  (116,970)   (109,197) (32,180)
  Administrative expenses          (26,978)    (21,296)   (31,910)     (18,067)   (12,813)  (19,843)   (23,300)    (21,752)  (6,410)
                                   --------    --------   --------     --------   --------  --------   --------    --------  -------
           Net investment income
           (expense)              (134,142)    834,128      5,991      (17,838)    59,647   636,828    393,627     148,852  147,574
                                  ---------    --------     ------     --------    -------  --------   --------    -------- -------

Gains (losses) on investments:
  Net realized gains (losses)      853,257      26,270     66,968      142,614    270,938    71,841    139,631     211,865   (8,394)
  Net change in unrealized gains  2,043,475   1,113,958  1,952,736      931,966    501,079   849,854  1,630,152     998,543    7,327
                                 ----------  ---------- ----------     --------   --------  -------- ----------    --------   -----
           Net gains (losses) on
             investments         2,896,732   1,140,228  2,019,704    1,074,580    772,017   921,695  1,769,783   1,210,408   (1,067)
                                 ----------  ---------- ----------   ----------   --------  -------- ----------  ----------  -------

Increase in net assets from oper. 2,762,590   1,974,356  2,025,695    1,056,742    831,664 1,558,523  2,163,410   1,359,260  146,507
                                 ==========  ========== ==========   ==========   ================== ==========  ========== =======



The accompanying notes are an integral part of these financial statements.



STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                    SERIES V
                                ----------------------------------------------------------------------------------------------------
                                         ALGER                    FEDERATED                                MFS
                                -------------------------   ----------------------   -----------------------------------------------
                                 AMERICAN                PRIME       U.S.                       HIGH
                                  SMALL     AMERICAN     MONEY    GOVERNMENT      WORLD        INCOME              EMERGING
1996 (CONTINUED)                CAPITALIZ.  GROWTH     FUND II   SECURITIES    GOVERNMENT      FUND     RESEARCH   GROWTH     TOTAL

Investment income:
  Dividends and capital gain
   distributions                    32,685     209,881    648,902    383,899         -    540,303     256,668   208,228    5,645,552

Expense:
  Mortality risk charges          (104,230)    (94,179)  (140,860)   (64,766)  (49,278)   (59,294)    (79,687) (127,116) (1,684,431)
  Administrative expenses          (18,557)    (19,041)   (28,060)   (12,901)   (9,816)   (11,812)    (15,874)  (25,322)   (329,649)
                                   --------    --------   --------   --------   -------   --------    --------  --------   ---------
           Net investment
          income (expense)         (90,102)     96,661    479,982    306,232   (59,094)   469,197     161,107    55,790    3,631,472
                                   --------     -------   --------   --------  --------   --------    --------   -------   ---------

Gains (losses) on investments:
  Net realized gains (losses)       74,642      14,309          -    (49,646)  (67,457)   152,606     214,289   774,322    3,291,984
  Net change in unrealized gains
      (losses)                    (226,324)    829,801         -      73,418   391,014     75,136   1,023,212  (182,142)  11,956,752
                                  ---------    --------        --     -------  --------    -------  ---------- ---------  ----------
           Net gains (losses) on
          investments             (151,682)    844,110         -      23,772   323,557    227,742   1,237,501   592,180   15,248,736
                                  ---------    --------        --     -------  --------   --------  ----------  --------  ----------

Increase (decrease) in net assets
           from oper.             (241,784)    940,771    479,982    330,004   264,463    696,939   1,398,608   647,970   18,880,208
                                  =========    ========   ========   ========  ========   ========  ==========  ========  ==========





The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
---------------------------------------------------------------------------------------------------------------------------------



                                                                                 SERIES I
               ----------------------------------------------------------------------------------------
                               FIDELITY                                   SCUDDER
               ------------------------------------------       ----------------------------

                                 ASSET         INDEX                MONEY
1997              GROWTH        MANAGER         500                MARKET         BOND

From operations:
  Net investment incom
     expenses         16,360   53,296         6,067                3,666        15,990
  Net realized gains (77,035)        8,473        29,983                    -           735
  Net change in unrealized
     gains            74,772 (lo37,964        69,782                   -          6,591
                      ------        -------       -------                  --         ------

                     168,167        99,733       105,832                3,666        23,316
                     --------       -------      --------               ------       -------

From policyowner transactions:
  Policy purchases   196,856        84,933         6,287              635,356       102,548
  Policy withdrawals(282,373)      (47,931)      (78,917)            (543,406)     (205,263)
                    ---------      --------      --------            ---------     ---------

                     (85,517)       37,002       (72,630)              91,950      (102,715)
                     --------       -------      --------              -------     ---------

Increase (decrease) in
     assets           82,650       136,735        33,202               95,616       (79,399)

Net assets, beginning863,055       502,220       392,606               22,805       403,878
                     -------       --------      --------              -------      --------

Net assets, end of
     year            945,705       638,955       425,808              118,421       324,479
                     ========      ========      ========             ========      ========

Accumulation unit
purchase              11,390         6,364           316              558,453         8,629
Accumulation unit
withdrawals          (16,881)       (3,599)       (4,351)            (475,143)      (17,294)
                     --------       -------       -------            ---------      --------

Net increase (decrease
in units outstanding (5,491)         2,765      (4,035)              83,310        (8,665)

Units outstanding,
beginning of year    54,874         39,757        23,634               20,740        34,258
                      ------        -------       -------              -------       -------

Units outstanding,
end of year          49,383         42,522        19,599              104,050        25,593
                      ======        =======       =======             ========       =======


                                                                      ------------------------------------------------------------
                                                                                               T. ROWE PRICE
                                                                          --------------------------------------------------------
                                                                                             NEW                       LIMITED
                                                                                           AMERICA       EQUITY         TERM
                                                                          INTERNATIONAL    GROWTH        INCOME         BOND



                                                                                $ 3,359.00   $ (5,786.00)  $ 23,435.00    $ 3,310.00
                                                                                 47,137.00     15,634.00     30,791.00       (778.00

                                                                               (50,959.00)    82,137.00     72,058.00        936.00
                                                                                -----------    ----------    ----------       ------

                                                                                   (463.00)    91,985.00    126,284.00      3,468.00
                                                                                   --------    ----------   -----------     --------


                                                                                240,931.00     31,103.00    101,705.00      4,401.00
                                                                               (456,332.00)   (66,700.00)  (178,913.00)   (34,960.00
                                                                               ------------   -----------  ------------   ----------

                                                                               (215,401.00)   (35,597.00)   (77,208.00)   (30,559.00
                                                                               ------------   -----------   -----------   ----------

                                                                               (215,864.00)    56,388.00     49,076.00    (27,091.00

                                                                                780,860.00    497,148.00    547,464.00     90,388.00
                                                                                -----------   -----------   -----------    ---------

                                                                              $ 564,996.00  $ 553,536.00  $ 596,540.00   $ 63,297.00
                                                                              ============= ============= =============  ===========

                                                                                 18,532.00      1,743.00      5,558.00        385.00
                                                                                (36,915.00)    (3,634.00)   (10,394.00)    (3,081.00
                                                                                -----------    ----------   -----------    ---------

                                                                                (18,383.00)    (1,891.00)    (4,836.00)    (2,696.00

                                                                                 63,804.00     28,069.00     34,029.00      8,059.00
                                                                                 ----------    ----------    ----------     --------

                                                                                 45,421.00     26,178.00     29,193.00      5,363.00
                                                                                 ==========    ==========    ==========     ========




The accompanying notes are an integral part of these financial statements.


UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996



           Series I
           Fidelity                                 Scudder                       T. Rowe Price
                                                                                            New                 Limited
                     Asset     Index                Money                                   America   Equity    Term
      1997 Growth    Manager          500           Market    Bond                InternatioGrowth    Income    Bond

From operations:
  Net invest$16,360ome$53,296se)  $6,067              $3,666   $15,990              $3,359   ($5,786)  $23,435    $3,310
  Net realized77,035 (los8,473     29,983             -             735              47,137    15,634    30,791      -778
  Net change i74,772aliz37,964ns (l69,782             -           6,591             -50,959    82,137    72,058       936

             168,167    99,733    105,832               3,666    23,316                -463    91,985   126,284     3,468

From policyowner transactions:
  Policy purc196,856    84,933      6,287             635,356   102,548             240,931    31,103   101,705     4,401
  Policy wit-282,373   -47,931    -78,917            -543,406  -205,263            -456,332   -66,700  -178,913   -34,960

             -85,517    37,002    -72,630              91,950  -102,715            -215,401   -35,597   -77,208   -30,559

Increase (decr82,650in 136,735ets  33,202              95,616   -79,399            -215,864    56,388    49,076   -27,091

Net assets, b863,055g o502,220    392,606              22,805   403,878             780,860   497,148   547,464    90,388

Net assets, $945,705ea$638,955   $425,808            $118,421  $324,479            $564,996  $553,536  $596,540   $63,297

Accumulation u11,390rchas6,364        316             558,453     8,629              18,532     1,743     5,558       385
Accumulation -16,881thdr-3,599     -4,351            -475,143   -17,294             -36,915    -3,634   -10,394    -3,081

Net increase (-5,491se) i2,765ts ou-4,035ing           83,310    -8,665             -18,383    -1,891    -4,836    -2,696

Units outstand54,874egin39,757f yea23,634              20,740    34,258              63,804    28,069    34,029     8,059

Units outstand49,383nd o42,522     19,599             104,050    25,593              45,421    26,178    29,193     5,363




The accompanying notes are an integral part of these financial statements.




STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------



                                                                                                             SERIES V
                         -----------------------------------------------------------------------------------------------------------
                                             FIDELITY                             SCUDDER                         T. ROWE PRICE
                         ----------------------------------------  ---------------------------------------  ------------------------
                                     ASSET                                                                         NEW     PERSONAL
                                    MANAGER:    EQUITY       INDEX                       GLOBAL    ROWTH &    AMERICA    TRATEGY
1997 (CONTINUED)         ONTRAFUND   GROWTH     INCOME        500        INTERNATIONAL  DISCOVERY  INCOME      GROWTH    ALANCED

From operations:
  Net investment income
     (expense)              368,860   (385,795)  2,736,400     (33,089)      139,582     (10,709)   11,615    (203,648) 1,314,578
  Net realized gains        629,484    365,565     655,557      17,387       264,676      21,330    20,076     221,401    100,725
  Net change in
     unrealized gains     6,710,488  7,280,611   6,572,810     416,554       799,404      20,683   270,027   4,398,725  3,522,132
                          ---------- ----------  ----------    --------      --------     -------  --------  ---------- ----------

                          7,708,832  7,260,381   9,964,767     400,852     1,203,662      31,304   301,718   4,416,478  4,937,435
                          ---------- ----------  ----------    --------    ----------     -------  --------  ---------- ----------

From policyowner
transactions:
  Policy purchases       22,379,007 17,334,055  22,761,995   9,857,232    16,095,092   2,463,504 6,650,954  12,184,226 15,294,651
  Policy withdrawals     (3,567,820)(1,344,564) (3,806,596)   (170,732)   (1,517,313)   (266,702) (106,597) (1,147,692)  (467,115)
                         ---------------------- -----------   ---------   -----------   --------- --------- -----------  ---------

                         18,811,187 15,989,491  18,955,399   9,686,500    14,577,779   2,196,802 6,544,357  11,036,534 14,827,536
                         ---------------------- -----------  ----------   -----------  -------------------- ----------------------

Increase in net assets   26,520,019 23,249,872  28,920,166  10,087,352    15,781,441   2,228,106 6,846,075  15,453,012 19,764,971

Net assets, beginning
     of year             25,116,473 22,102,000  29,544,271          -     15,319,638          -         -   14,213,674 21,663,152
                         ---------------------- -----------         --    -----------         --        --  ----------------------

Net assets, end of year  51,636,492 45,351,872  58,464,437  10,087,352    31,101,079   2,228,106 6,846,075  29,666,686 41,428,123
                         ====================== =========== ===========   ===========  ==================== =========== ===========

Accumulation unit
      purchases           1,465,961  1,212,666   1,553,926     846,841     1,254,739     217,515   572,374     762,008  1,148,375
Accumulation unit
      withdrawals          (259,120)  (119,180)   (282,508)    (17,723)     (132,541)    (23,405)  (10,780)    (79,439)   (58,658)
                           ---------  ---------   ---------    --------     ---------    --------  --------    --------   --------

Net increase in units
     outstanding           1,206,841  1,093,486   1,271,418     829,118     1,122,198     194,110   561,594     682,569  1,089,717

Units outstanding,
      beginning of year    1,785,274  1,655,034   2,256,678          -      1,269,457          -         -      917,255  1,703,217
                          ---------- ----------  ----------         --     ----------         --        --     -------- ----------

Units outstanding,
      end of year          2,992,115  2,748,520   3,528,096     829,118     2,391,655     194,110   561,594   1,599,824  2,792,934
                          ========== ==========  ==========    ========    ==========    ========  ========  ========== ==========




The accompanying notes are an integral part of These financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------


                                    SERIES V
                                             ---------------------------------------------------------------------------------------
                                                        T. ROWE PRICE                          ALGER                       FEDERATED
                                             --------------------------------------  ---------------------------   -----------------
                                                                    LIMITED        AMERICAN                    PRIME         U.S.
                                          EQUITY                     TERM            SMALL       AMERICAN      MONEY      GOVERNMENT
1997 (CONTINUED)                          INCOME    INTERNATIONAL    BOND        CAPITALIZATION   GROWTH      FUND II     SECURITIES

From operations:
  Net investment income (expense)         2,591,578      402,102       471,698       559,213      (83,231)     873,262       380,093
  Net realized gains (losses)               389,805      751,583       (20,027)      165,014      561,387                     38,905
  Net change in unrealized gains (losses) 8,011,281     (979,177)      117,407     1,643,596    4,429,566           -        817,166
                                          ----------    ---------      --------    ----------   ----------          --       -------

                                         10,992,664      174,508       569,078     2,367,823    4,907,722      873,262     1,236,164
                                         -----------     --------      --------    ----------   ----------     --------    ---------

From policyowner transactions:
  Policy purchases                       31,761,358   20,600,651     8,192,864    11,476,371   11,315,296   74,848,619     9,443,646
  Policy withdrawals                     (1,228,303)  (6,720,610)     (907,574)   (4,517,065)  (2,832,455) (77,124,634)  (1,657,930)
                                         -----------  -----------     ---------   -----------  ----------- ------------   ----------

                                         30,533,055   13,880,041     7,285,290     6,959,306    8,482,841   (2,276,015)    7,785,716
                                         -----------  -----------    ----------    ----------   ----------  -----------    ---------

Increase (decrease) in net assets        41,525,719   14,054,549     7,854,368     9,327,129   13,390,563   (1,402,753)    9,021,880

Net assets, beginning of year            25,558,736   20,800,847     6,681,908    18,350,561   17,765,602   22,789,036    12,279,967
                                         -----------  -----------    ----------   -----------  -----------  -----------   ----------

Net assets, end of year                  67,084,455   34,855,396    14,536,276    27,677,690   31,156,165   21,386,283    21,301,847
                                         ===========  ===========   ===========   ===========  ===========  ===========   ==========

Accumulation unit purchases               2,082,909    1,684,252       763,943       906,849      767,866   69,996,486       856,007
Accumulation unit withdrawals              (106,819)    (563,767)      (92,800)     (359,479)    (208,267) (72,037,285)     (159,756
                                           ---------    ---------      --------     ---------    --------- ------------     --------

Net increase (decrease) in
     units outstanding                    1,976,090    1,120,485       671,143       547,370      559,599   (2,040,799)      696,251

Units outstanding, beginning of year      1,861,298    1,736,784       631,437     1,474,106    1,358,882   21,525,823     1,128,539
                                          ----------   ----------      --------    ----------   ----------  -----------    ---------

Units outstanding, end of year            3,837,388    2,857,269     1,302,580     2,021,476    1,918,481   19,485,024     1,824,790
                                          ==========   ==========    ==========    ==========   ==========  ===========    =========




The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------



                                    SERIES V
                                     -----------------------------------------------------------------------------------------------
                                                                   MFS                                       PIONEER
                                     ---------------------------------------------------------------- -----------------------
                                                                 HIGH
                                       WORLD        VALUE       INCOME                   EMERGING      REAL       CAPITAL
1997 (CONTINUED)                     GOVERNMENT     SERIES       FUND        RESEARCH     GROWTH      ESTATE      GROWTH       TOTAL

From operations:
  Net investment income (expense    96,749      454,037     (205,937)    (369,367)    (475,969)    55,569     (11,597)    8,795,691
  Net realized gains                20,167        4,244    1,241,723    1,073,282    1,843,154     48,987       1,476     8,624,911
  Net change in unrealized
     gains (losses)               (302,708)    (257,490)   1,013,285    4,051,206    5,506,481    236,651      43,126    54,615,105
                                  ---------    ---------   ----------   ----------   ----------   --------     -------   ----------

                                  (185,792)     200,791    2,049,071    4,755,121    6,873,666    341,207      33,005    72,035,707
                                  ---------     --------   ----------   ----------   ----------   --------     -------   ----------

From policyowner transactions:
  Policy purchases               5,546,808    3,434,948   24,758,400   22,797,803   38,214,835  5,315,096   4,483,329   398,614,860
  Policy withdrawals              (592,574)     (14,155) (14,313,806)  (4,738,734)  23,155,716)  (415,126)     (2,363) (152,510,971)
                                  ---------     -------- ------------  -----------  -----------  ---------     ------- -------------

                                 4,954,234    3,420,793   10,444,594   18,059,069   15,059,119  4,899,970   4,480,966   246,103,889
                                 ----------   ----------  -----------  -----------  ----------- ----------  ----------  -----------

Increase in net assets           4,768,442    3,621,584   12,493,665   22,814,190   21,932,785  5,241,177   4,513,971   318,139,596

Net assets, beginning of year    8,628,974           -     9,921,613   18,340,296   24,993,470         -           -    318,170,642
                                 ----------          --    ----------  -----------  -----------        --          --   -----------

Net assets, end of year         13,397,416    3,621,584   22,415,278   41,154,486   46,926,255  5,241,177   4,513,971   636,310,238
                                ===========   ==========  ===========  ===========  =========== ==========  ==========  ===========

Accumulation unit purchases        552,637      294,523    2,032,372    1,566,127    2,635,503    465,341     385,493
Accumulation unit withdrawals      (69,480)      (2,326)  (1,162,098)    (338,708)  (1,598,843)   (36,769)     (1,537)
                                   --------      -------  -----------    ---------  -----------   --------     -------

Net increase in units
     outstanding                   483,157      292,197      870,274    1,227,419    1,036,660    428,572     383,956

Units outstanding,
 beginning of year                 819,686           -       859,361    1,381,316    1,854,146         -           -
                                   --------          --      --------   ----------   ----------        --          -

Units outstanding, end of year   1,302,843      292,197    1,729,635    2,608,735    2,890,806    428,572     383,956
                                 ==========     ========   ==========   ==========   ==========   ========    =======




The accompanying notes are an integra. of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                  SERIES I
                                  --------------------------------------------------------------------------------------------------
                                            FIDELITY                         SCUDDER                            T. ROWE PRICE
                                  --------------------------------   ------------------------   ------------------------------------
                                                                                                        NEW           LIMITED
                                             ASSET       INDEX      MONEY                                AMERICA   EQUITY     TERM
1996                              ROWTH     MANAGER       500       MARKET       BOND       INTERNATIONAL GROWTH   INCOME     BOND

From operations:
  Net investment income             39,718     23,452      10,260       5,769     26,978       5,850      8,211    11,018     5,776
  Net realized gains (losses)       63,433     28,483      65,211           -     (6,984)     74,996     94,845    85,226    (1,281)
  Net change in unrealized
     gains (losses)                (14,264)     9,046      (1,854)         -     (13,389)      5,222    (26,737)  (10,984)   (3,493)
                                   --------     ------     -------         --    --------      ------   --------  --------   -------

                                    88,887     60,981      73,617       5,769      6,605      86,068     76,319    85,260     1,002
                                    -------    -------     -------      ------     ------     -------    -------   -------    -----

From policyowner transactions:
  Policy purchases                 576,908    225,912     318,093   1,935,551    498,979     657,977    354,624   497,476    77,168
  Policy withdrawals              (519,798)  (227,418)   (354,611) (2,164,070)  (478,603)   (639,384)  (343,889)  558,562) (182,180)
                                  ---------  ---------   --------- -----------  ---------   ---------  ---------  -------- ---------

                                    57,110     (1,506)    (36,518)   (228,519)    20,376      18,593     10,735   (61,086) (105,012)
                                    -------    -------    --------   ---------    -------     -------    -------  -------- ---------

Increase (decrease) in net assets  145,997     59,475      37,099    (222,750)    26,981     104,661     87,054    24,174  (104,010)

Net assets, beginning of year      717,058    442,745     355,507     245,555    376,897     676,199    410,094   523,290   194,398
                                   --------   --------    --------    --------   --------    --------   --------  --------  -------

Net assets, end of year            863,055    502,220     392,606      22,805    403,878     780,860    497,148   547,464    90,388
                                   ========   ========    ========     =======   ========    ========   ========  ========   ======

Accumulation unit purchases         38,413     19,583      21,578   1,798,321     43,899      57,565     21,755    34,541     7,101
Accumulation unit withdrawals      (35,107)   (19,435)    (23,865) (2,009,547)   (42,051)    (56,257)   (21,106)  (38,862)  (16,690)
                                   --------   --------    -------- -----------   --------    --------   --------  --------  --------

Net increase (decrease) in
     units outstanding               3,306        148      (2,287)   (211,226)     1,848       1,308        649    (4,321)   (9,589)

Units outstanding, beginning of year51,568     39,609      25,921     231,966     32,410      62,496     27,420    38,350    17,648
                                    -------    -------     -------    --------    -------     -------    -------   -------   ------

Units outstanding, end of year      54,874     39,757      23,634      20,740     34,258      63,804     28,069    34,029     8,059
                                    =======    =======     =======     =======    =======     =======    =======   =======    =====




The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------



                                                                                         SERIES V
                                ----------------------------------------------------------------------------------------------------
                                               FIDELITY                     SCUDDER                                 T. ROWE PRICE
                                ----------------------------------------  -------------   ------------------------------------------
                                                ASSET                                         NEW        PERSONAL
                                               MANAGER:      EQUITY                         AMERICA      STRATEGY       EQUITY
1996 (CONTINUED)                 CONTRAFUND     GROWTH       INCOME       INTERNATIONAL      GROWTH      BALANCED       INCOME

From operations:
  Net investment income (expense)   (134,142)     834,128         5,991        (17,838)         59,647       636,828      393,627
  Net realized gains (losses)        853,257       26,270        66,968        142,614         270,938        71,841      139,631
  Net change in unrealized gains   2,043,475    1,113,958     1,952,736        931,966         501,079       849,854    1,630,152
                                   ----------   ----------    ----------       --------        --------      --------   ----------

                                   2,762,590    1,974,356     2,025,695      1,056,742         831,664     1,558,523    2,163,410
                                   ----------   ----------    ----------     ----------        --------    ----------   ----------

From policyowner transactions:
  Policy purchases                28,902,535   18,900,374    28,928,271     17,755,845      14,607,377    20,255,902   23,732,206
  Policy withdrawals              (8,313,477)  (1,021,094)   (4,118,781)    (4,546,528)     (1,991,381)   (1,540,617)  (1,754,680)
                                  -----------  -----------   -----------    -----------     -----------   -----------  -----------

                                  20,589,058   17,879,280    24,809,490     13,209,317      12,615,996    18,715,285   21,977,526
                                  -----------  -----------   -----------    -----------     -----------   -----------  -----------

Increase in net assets            23,351,648   19,853,636    26,835,185     14,266,059      13,447,660    20,273,808   24,140,936

Net assets, beginning of year      1,764,825    2,248,364     2,709,086      1,053,579         766,014     1,389,344    1,417,800
                                   ----------   ----------    ----------     ----------        --------    ----------   ----------

Net assets, end of year           25,116,473   22,102,000    29,544,271     15,319,638      14,213,674    21,663,152   25,558,736
                                  ===========  ===========   ===========    ===========     ===========   ===========  ===========

Accumulation unit purchases        2,289,226    1,547,210     2,376,936      1,580,078         997,035     1,722,222    1,892,614
Accumulation unit withdrawals       (654,316)     (91,746)     (353,937)      (409,650)       (138,446)     (142,292)    (153,310)
                                    ---------     --------     ---------      ---------       ---------     ---------    ---------

Net increase in units outstanding  1,634,910    1,455,464     2,022,999      1,170,428         858,589     1,579,930    1,739,304

Units outstanding, beginning of year 150,364      199,570       233,679         99,029          58,666       123,287      121,994
                                     --------     --------      --------        -------         -------      --------     --------

Units outstanding, end of year     1,785,274    1,655,034     2,256,678      1,269,457         917,255     1,703,217    1,861,298
                                   ==========   ==========    ==========     ==========        ========    ==========   ==========


                                                                                                                         LIMITED
                                                                                                                           TERM
                                                                                                          INTERNATIONAL    BOND


                                                                                                               148,852      147,574
                                                                                                               211,865       (8,394)
                                                                                                               998,543        7,327
                                                                                                               --------       -----

                                                                                                             1,359,260      146,507
                                                                                                             ----------     -------


                                                                                                            20,749,014    6,350,319
                                                                                                            (3,224,170)    (395,866)
                                                                                                            -----------    ---------

                                                                                                            17,524,844    5,954,453
                                                                                                            -----------   ---------

                                                                                                            18,884,104    6,100,960

                                                                                                             1,916,743      580,948
                                                                                                             ----------     -------

                                                                                                            20,800,847    6,681,908
                                                                                                            ===========   =========

                                                                                                             1,853,967      616,757
                                                                                                              (298,582)     (41,338)
                                                                                                              ---------     --------

                                                                                                             1,555,385      575,419

                                                                                                               181,399       56,018
                                                                                                               --------      ------

                                                                                                             1,736,784      631,437
                                                                                                             ==========     =======



The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------



                                                                           SERIES V
                         -----------------------------------------------------------------------------------------------------------
                                   ALGER                      FEDERATED                                    MFS
                         ---------------------------  ---------------------------  -------------------------------------------------
                          AMERICAN                   PRIME       U.S.                       HIGH
                            SMALL       AMERICAN     MONEY    GOVERNMENT     WORLD       INCOME                    EMERGING
1996 (CONTINUED)        CAPITALIZATION   GROWTH     FUND II   SECURITIES   GOVERNMENT     FUND       RESEARCH       GROWT      TOTAL

From operations:
  Net investment income
      (expense)            (90,102)      96,661     479,982    306,232    (59,094)    469,197       161,107       55,790   3,631,472
  Net realized gains
           (losses)         74,642       14,309           -    (49,646)   (67,457)    152,606       214,289      774,322   3,291,984
  Net change in
     unrealized gains (  (226,324)     829,801          -      73,418    391,014      75,136     1,023,212     (182,142)  11,956,752
                          ---------     --------         --     -------   --------     -------    ----------    --------- ----------

                          (241,784)     940,771     479,982    330,004    264,463     696,939     1,398,608      647,970  18,880,208
                          ---------     --------    -------    --------   --------    --------    ----------     --------  ---------

From policyowner
     transactions:
  Policy purchases      18,653,051   16,379,038  95,951,854 12,639,198  9,995,282  12,970,271   17,476,610   33,768,862  403,158,697
  Policy withdrawals    (1,858,776)  (1,198,863)(76,778,825 (1,983,287)(2,208,387) (4,658,885) (1,822,076) (10,862,876)(133,747,084)
                        -----------  ---------------------- ---------------------- -----------  ----------- ------------------------

                        16,794,275   15,180,175  19,173,029 10,655,911  7,786,895   8,311,386   15,654,534  22,905,986   269,411,613
                        -----------  ----------- ---------- ----------- ----------  ----------  ---------  -----------   -----------

Increase in net assets  16,552,491   16,120,946  19,653,011 10,985,915  8,051,358   9,008,325 17,053,142   23,553,956    288,291,821

Net assets, beginning
of year                  1,798,070    1,644,656   3,136,025  1,294,052    577,616     913,288     1,287,154    1,439,514  29,878,821
                        ---------   ----------  ---------  ----------   --------    --------    ----------   ----------  ----------

Net assets, end of year 18,350,561   17,765,602  22,789,036 12,279,967  8,628,974   9,921,613    18,340,296   24,993,470  18,170,642
                        ===========  =========== ========== =========== ==========  ==========   ===========  =========== ==========

Accumulation unit
     purchases           1,481,302    1,325,942  92,414,020  1,201,567    987,874   1,205,897     1,423,099    2,557,930
Accumulation unit
     withdrawals         (155,866)    (107,957)(73,953,800   (195,468)  (224,581)   (433,914)     (158,948)    (827,244)
                         ---------    --------------------   ---------  ---------   ---------     ---------    ---------

Net increase in units
outstanding             1,325,436    1,217,985  18,460,220  1,006,099    763,293     771,983     1,264,151    1,730,686

Units outstanding,
beginning of year         148,670      140,897   3,065,603    122,440     56,393      87,378       117,165      123,460
                                     --------     --------  ---------    --------    -------     -------      --------     -------

Units outstanding,
 end of year            1,474,106    1,358,882  21,525,823  1,128,539    819,686     859,361     1,381,316    1,854,146
                       ==========   ========== ==========  ==========   ========    ========    ==========   =========




The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS

     United of Omaha Separate Account C (Separate Account) was established by United of Omaha Life Insurance Company (United of Omaha) on December 1, 1993, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by United of Omaha. The net assets of the Separate Account are restricted from use in the ordinary business of United of Omaha.

2.   SUB-ACCOUNTS

     The Separate Account is divided into subaccounts, each of which invests exclusively in shares of a corresponding mutual fund portfolio. The available portfolios are:

     SERIES I

         FIDELITY                                       T. ROWE PRICE

         Growth                                         International
         Asset Manager                                  New America Growth
         Index 500                                      Equity Income
                                                        Limited Term Bond

         SCUDDER

         Money Market
         Bond

     SERIES V

         FIDELITY                            ALGER

         Contrafund                          American Small Capitalization
         Asset Manager:  Growth              American Growth
         Equity Income
         Index 500

         SCUDDER                             FEDERATED

         International                       Prime Money Fund II
         Global Discovery                    U.S. Government Securities
         Growth & Income

         T. ROWE PRICE                       MFS

         New America Growth                  World Government
         Personal Strategy Balanced          Value Series
         Equity Income                       High Income Fund
         International                       Research
         Limited Term Bond                   Emerging Growth

         PIONEER

         Real Estate
         Capital Growth

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION AND RELATED INVESTMENT INCOME - The market value of investments is based on year end closing bid prices. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date.

     FEDERAL INCOME TAXES - Operations of the Separate Account are part of the operations of United of Omaha and are not taxed separately; the Separate Account is not taxed as a regulated investment company. United of Omaha qualifies for the federal income tax treatment under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Separate Account on contract owner reserves are not subject to tax.

4.   ACCOUNT CHARGES

     United of Omaha deducts a daily charge as compensation for the mortality and expense risks assumed by United of Omaha. The nominal annual rate is a percentage of the net asset value of each subaccount. United of Omaha guarantees that the mortality and expense charge shall not increase. The percentages are:

               Series I                                     1.25%
               Series V                                     1.00%

     United of Omaha may incur premium taxes relating to the policies. United of Omaha will deduct a charge for any premium taxes related to a particular policy at the time of purchase payments, upon surrender, upon death of any owner, or at the annuity start date.

     No charges are currently deducted from the Separate Account for federal or state income taxes, since none are currently imposed. Should such taxes be imposed in the future, United of Omaha may make deductions from the Separate Account to pay such taxes.

     United of Omaha deducts a daily administrative expense charge from the net assets of the Separate Account. The nominal annual rate is a percentage of the net asset value of each subaccount as follows:

               Series I                                     .15%
               Series V                                     .20%

     There is also an annual policy fee of $30 that is deducted from the accumulation value on the last valuation date of each policy year or at complete surrender. The annual policy fee is waived if the accumulation value is greater than $50,000 on the last valuation date of the applicable policy year. United of Omaha guarantees that the daily administrative expense charge and the annual policy fee will not increase.

     On the Series V products, the policyowner has the option to purchase the enhanced death benefit. A charge equal to the annual rate of .35% of the average death benefit amount will be assessed on each policy anniversary or pro rata upon full surrender.

     A withdrawal charge will be assessed on withdrawals in excess of a percentage of the participant's accumulation value as of the last contract anniversary preceding the request for the withdrawal. The allowable withdrawal percentage is as follows:

               Series I                                      10%
               Series V                                      15%

     The amount of the charge will depend upon the period of time elapsed since the purchase payment (first-in, first-out arrangement) was made, as follows:

                                                     CHARGE ON WITHDRAWAL
                                                             EXCEEDING
              PURCHASE PAYMENT YEAR                      ALLOWABLE AMOUNT

                      1                                         7%
                      2                                         6%
                      3                                         5%
                      4                                         4%
                      5                                         3%
                      6                                         2%
                      7                                         1%

     There is no charge for the first 12 transfers between subaccounts of the Separate Account in each policy year. However, there is a $10 fee for the 13th and each subsequent request during a single policy year. Any applicable transfer fee is deducted from the amount transferred. All transfer requests made simultaneously are treated as a single request. No transfer fee is imposed for any transfer which is not at the policyowner's request. The transfer fee will not increase.

5.   NET ASSETS

     Total net assets (policyowners' cumulative investment accounts) consist of the following at December 31, 1997:



                                                                                       SERIES I
                                    ------------------------------------------------------------------------------------------------
                                                 FIDELITY                        SCUDDER                             T. ROWE PRICE
                                    ------------------------------------ -------------------------  --------------------------------
                                                                                                       NEW                 LIMITED
                                                 ASSET     INDEX      MONEY                           AMERICA     EQUITY     TERM
                                      GROWTH    MANAGER     500       MARKET       BOND    INTERN.    GROWTH      INCOME     BOND

Shares purchased                      1,599,421   774,542   666,049   4,393,900 1,110,082  1,703,744  791,787   1,238,668   343,360
Shares sold                          (1,041,175) (364,616) (487,639) (4,298,239) (867,815)(1,303,896)(515,426)   (959,681) (300,361)
Dividends and capital gain distributions 79,195    93,038    27,494      22,760    68,300     28,667   16,164      63,546    22,090
Net realized gains (losses)             191,803    43,063   102,415           -     2,423    136,337  130,530     139,101    (2,325)
Change in unrealized gains (losses)     116,461    92,928   117,489                11,489        144  130,481     114,906       533
                                        --------   -------  --------               -------       ---- --------    --------      ---

Net assets                              945,705   638,955   425,808     118,421   324,479    564,996  553,536     596,540    63,297
                                        ========  ========  ========    ========  ========   ======== ========    ========   ======





                                                                                  SERIES V
                                        --------------------------------------------------------------------------------------------
                                                              FIDELITY                                        SCUDDER
                                        --------------------------------------------------------------------------------------------
                                                        ASSET
                                                       MANAGER:      EQUITY        INDEX                       GLOBAL     GROWTH &
                                        CONTRAFUND      GROWTH       INCOME         500        INTERNATIONAL  DISCOVERY    INCOME

Shares purchased                          53,110,921   38,769,377   54,415,818     9,857,232      34,960,562   2,463,504   6,650,954
Shares sold                              (12,593,178)  (3,243,110)  (8,758,768)     (203,821)     (6,519,770)   (277,411)  (131,860)
Dividends and capital gain distributions     882,870    1,087,378    3,479,179                 -     506,595           -      36,878
Net realized gains                         1,483,389      385,055      725,854          17,387       408,587      21,330      20,076
Change in unrealized gains                 8,752,490    8,353,172    8,602,354             416,554 1,745,105      20,683     270,027
                                           ----------   ----------   ----------------------------------------     -------    -------

Net assets                                51,636,492   45,351,872   58,464,437    10,087,352      31,101,079   2,228,106   6,846,075
                                          ===========  ===========  ===========   ===========     ===========  ==========  =========


                                                                                   SERIES V
                           ---------------------------------------------------------------------------------------------------------
                                                     T. ROWE PRICE                                         ALGER         FEDERATED
                           -------------------------------------------------------------------   -----------------------------------
                                NEW        PERSONAL                                 LIMITED       AMERICAN                   PRIME
                              AMERICA      STRATEGY     EQUITY     INTERNATIONAL     TERM         SMALL       AMERICAN      MONEY
                               GROWTH      BALANCED     INCOME      SERIES         BOND      CAPITALIZATION  GROWTH      FUND II

Shares purchased              27,641,825   36,931,559   56,848,796  43,280,703   15,134,967    32,107,829  29,489,488   177,334,606
Shares sold                   (3,606,552)  (2,550,575)  (3,689,172)(10,519,567)  (1,481,360)   (6,935,725) (4,595,191) (157,787,400)
Dividends and capital gain
  distributions                  206,030   2,467,329   3,696,286     1,060,604      782,389       871,157     430,831     1,839,077
Net realized gains (losses)      498,361      174,223      529,618     964,078      (28,376)      232,941     576,472             -
Change in unrealized gains
(losses)                       4,927,022    4,405,587   9,698,927       69,578    128,656       1,401,488   5,254,565            -
                                --------------------------------------------------------------------------  ----------           --

Net assets                    29,666,686   41,428,123   67,084,455  34,855,396   14,536,276    27,677,690  31,156,165    21,386,283
                              ===========  ===========  =========== ===========  ===========   =========== ===========   ===========

                                                                                SERIES V
                             -------------------------------------------------------------------------------------------------------
                               FEDERATED                                     MFS                                        PIONEER
                             --------------  ----------------------------------------------------------------- --------------------
                                 U.S.                                      HIGH
                              GOVERNMENT         WORLD        VALUE       INCOME                     EMERGING      REAL      CAPITAL
                              SECURITIES      GOVERNMENT     SERIES        FUND        RESEARCH       GROWTH      ESTATE     GROWTH

Shares purchased                23,425,849   16,196,130   3,434,948    38,717,227    41,532,332    73,499,066  5,315,096  4,483,329
Shares sold                     (3,992,481)  (3,078,200)    (26,780)  (19,341,433)   (7,039,579)  (34,783,898)  (415,126)    (2,363)
Dividends and capital gain
  distributions                    976,178      278,767     466,662       559,871       275,220       246,233     55,569    (11,597)
Net realized gains (losses)         (9,991)     (45,626)      4,244     1,397,227     1,288,398     2,623,577     48,987      1,476
Change in unrealized gains (losses)902,292       46,345    (257,490)    1,082,386     5,098,115     5,341,277    236,651     43,126
                                   --------      -------   ---------    ----------    ----------    ----------   --------    ------

Net assets                      21,301,847   13,397,416   3,621,584    22,415,278    41,154,486    46,926,255  5,241,177  4,513,971
                                ===========  ===========  ==========   ===========   ===========   =========== ========== =========

PART C  OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS
        (a) Financial Statements

            All required financial statements are included in Part B of this Registration Statement.

         (b) Exhibits:  The following exhibits are filed herewith:

Exhibit No.     Description of Exhibit
(1)(a) Resolution of the Board of Directors  establishing the Variable Account.
       *
(2)    Not applicable.


(3)(a) Principal Underwriter Agreement by and between United, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services. *

   (b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer.*

(4)(a) Form of Policy for the SERIES V variable annuity Policy.*

   (b) Form of Riders to the Policy.*

   (c) Systematic Transfer Enrollment Program Endorsement to the Policy. ***

(5)    Form of Application to the Policy.

(6)(a) Articles of Incorporation of United of Omaha Life Insurance Company.*


   (b) Bylaws of United of Omaha Life Insurance Company.*

(7)    Not applicable.

(8)(a) Participation Agreement with the Alger American Fund*

   (b) Participation Agreement with the Insurance Management Series*

   (c) Participation Agreement with the Fidelity VIP Fund and Fidelity VIP Fund II.*

   (d) Participation Agreement with the MFS Variable Insurance Trust.*

   (e) Participation Agreement with the Pioneer Variable Contracts Trust.*

   (f) Participation Agreement with the Scudder Variable Life Investment Fund.*

   (g) Participation Agreement with T. Rowe Price International Series, T. Rowe Price Fixed Income Series, and T. Rowe Price Equity Series.*

   (h) Administrative Services Agreement with Vantage Computer Systems.*

   (i) Participation Agreement with Morgan Stanley Universal Funds, et. al. ***

(9)      Opinion and Consent of Counsel.

(10)     Consents of Independent Auditors

(11)     Not applicable.

(12)     Not applicable.

(13)     Schedules of Computation of Performance Data.

(14)     Powers of Attorney.**


* Incorporated by Reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

** Incorporated by Reference to the Registration Statement for United of Omaha Separate Account B filed on June 20, 1997 (File No. 333-18881).

*** Incorporated by Reference to the Registration Statement for United of Omaha Separate Account B filed on April 7, 1998 (File No. 333-18881).



ITEM 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR

Our Directors and senior officers* are:

DIRECTORS*
Foggie, Samuel L.        Banking and Finance Industry Executive
Plunkett III, Hugh V.    Attorney (Plunkett, Schwartz & Petersen)
Sampson, Richard J.      Retired Group Insurance Executive (United of
                         Omaha Life Insurance Company)
Straus, Oscar S.         Investments; President, The Daniel and
                         Florence Guggenheim Foundation
Sturgeon, John A.        President, Chief Operation Officer
                         (United of Omaha Life Insurance Company)
Wayne, Michael A.        Foundation and Cancer Institute Executive
Weekly, John W.          Chairman of the Board and Chief Executive Officer
                         (United of Omaha Life Insurance Company)
OFFICERS*
John W. Weekly           Chairman of the Board, Chief Executive Officer
John A. Sturgeon         President, Chief Operation Officer
G. Ronald Ames           Executive Vice President (Small Group and
                         Information Services)
Robert B. Bogart         Executive Vice President (Human Resources)
Stephen R. Booma         Executive Vice President (Managed Care)
Cecil D. Bykerk          Executive Vice President (Chief Actuary)
James L. Hanson          Executive Vice President (Information Services)
Kim Harm                 Executive Vice President (Customer Services)
Lawrence F. Harr         Executive Vice President (Executive Counsel)
Randall C. Horn          Executive Vice President (Group Insurance)
M. Jane Huerter          Executive Vice President (Corporate
                         Secretary; Corporate Administration)
John L. Maginn           Executive Vice President (Treasurer; Chief
                         Investment Officer)
William C. Mattox        Executive Vice President (Federal Affairs)
Thomas J. McCusker       Executive Vice President (General Counsel)
Tommie  D. Thompson      Executive Vice President (Corporate Comptroller)

        *Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Name of Corporation (where organized)                            Type of Corporation

Mutual of Omaha Insurance Company (NE)                           Accident & Health Insurance
   KFS Corporation (NE)                                          Holding corporation
          Kirkpatrick, Pettis, Smith, Polian Inc. (NE)           Registered broker-dealer  & investment advisor
          KPM Investment Management, Inc. (NE)                   Investment advisor
          Kirkpatrick Pettis Trust Company (NE)                  Trust company
   Mutual of Omaha Health Plans, Inc. (NE)                       Holding corporation
     Exclusive Healthcare, Inc. (NE)                             HMO
        Mutual of Omaha of Colorado, Inc. (CO) (50%)             HMO
        Mutual of Omaha Health Plans of Lincoln, Inc. (NE)       Staff Model HMO
        Preferred Health Alliance, Inc. (NE) (51%)               Joint venture w/physician hospital organization
     Mutual of Omaha Dental Plans of Nebraska, Inc.(NE)          Limited pre-paid DHMO
     Mutual of Omaha Health Plans of Indiana, Inc. (IN)          HMO
     Mutual of Omaha Health Plans of Ohio, Inc. (OH)             HMO

                                       2

         Mutual of Omaha of South Dakota & Community Health
                                 Plus HMO, Inc. (SD)             HMO
         Mutual of Omaha Tri-State Health Plans, Inc. (TN)       HMO
   Mutual of Omaha Holdings, Inc. (NE)                            Holding corporation
               innowave incorporated (NE)                         Markets water distillation products
               Mutual Asset Management Co. (NE)                   Asset management services
               Mutual of Omaha Investor Services, Inc. (NE)               Registered securities Broker-Dealer
               Mutual of Omaha Marketing Corporation (NE)         Markets health insurance
               Omex Realty, Inc. (NE)                             Real estate investments
        Mutual of Omaha U.K. Limited (U.K.)                       Insurance in United Kingdom (inactive)
        The Omaha Indemnity Company (WI)                          Property & casualty insurance  (no new business since 1986)
        Omaha Property and Casualty Insurance Company (NE)        Property & casualty insurance
               Adjustment Services, Inc. (NE)                     Claims adjusting services
        Tele-Trip Company, Inc. (DE)                              Markets travel/flight insurance in airports
        United of Omaha Life Insurance Company (NE)               Life, H&A insurance/annuities
         Companion Life Insurance Company (NY)                    Life insurance/annuities
         Mutual of Omaha Structured Settlement Company, Inc. (CT) Structured settlements
         Mutual of Omaha Structure Settlement Company of
                                      New York, Inc. (NY)         Structured settlements
         United World Life Insurance Company (NE)                 Accident & health and life insurance
    United Properties Co. (CA) (50%)                              Real estate general partnership

*Subsidiaries of subsidiaries are indicated by indentations.


ITEM 27.       NUMBER OF POLICYOWNERS

      As of December 31, 1997, there were 11,973 Owners of the Policies.

ITEM 28.       INDEMNIFICATION

   The Nebraska Business Corporation Act (Section 21-2004(15)) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nevada Business Corporation Act also specifies procedures for determining when indemnification payments can be made.
   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United of Omaha pursuant to the foregoing provisions, or otherwise, United of Omaha has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by United of Omaha of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), United of Omaha will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. With respect to indemnification, Section XI of United of Omaha's Articles of Incorporation provides as follows:

               An outside director of the Company shall not be personally liable in the Company on its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (v) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

               For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

               If the Nebraska Business Corporation Act is amended after approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

               Any repeal or modification of the foregoing ARTICLE XI by the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.
                                       3

   Article VII of United of Omaha's Bylaws provides as follows:
               Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that such person then is or was a director, officer, employee, or agent of the Company (or is or was serving at the request of the Company in any such capacity for an other legal entity or enterprise, shall be indemnified by the Company against expense, judgements, fines, and amounts paid in settlement to the full extent that such persons are permitted to be indemnified by the laws of the State of Nebraska as in effect as of any date of determination. The provisions of this Article shall not adversely affect any right to indemnification which any person may have apart from the provisions of this Article.


ITEM 29.       PRINCIPAL UNDERWRITER

           (a) In addition to Registrant, Mutual of Omaha Investor Services is the Principal Underwriter for policies offered by United of Omaha Life Insurance Company through United of Omaha Separate Account B and offered by Companion Life Insurance Company through Companion Life Separate Account C and Companion Life Separate Account B.
            (b) The directors and officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

            NAME                                   TITLE

            John W. Weekly           Chairman, Director
            Richard A. Witt          President, Director
            William J. Bluvas        Vice President, Finance and Treasurer
            M. Jane Huerter          Secretary and Director
            Kimberly S. Harm         Director
            Lawrence F. Harr         Director
            Ronald W. Leach          Director
            John L. Maginn           Director

            (c) Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. Commissions payable to a broker-dealer will be up to 7.5% of Purchase Payments. For the fiscal year ended December 31, 1997, United of Omaha paid $17,318,698 in total compensation to MOIS; of this amount MOIS retained $3,235,557 as concessions for its services as Principal Underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by United of Omaha Life Insurance Company at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 31.    MANAGEMENT SERVICES.

            All management policies are discussed in Part A or Part B of this registration statement.

ITEM 32.    UNDERTAKINGS

            (a)Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the Policy may be accepted.
            (b)Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
(ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.
            (c)Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to United of Omaha at the address or phone number listed in the Prospectus.
            (d) Registrant represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United of Omaha.

SECTION 403(B) REPRESENTATIONS
        United of Omaha represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7:  TEXAS OPTIONAL RETIREMENT PROGRAM
        United of Omaha and the Variable Account rely on 17 C.F.R. ss. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                   SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993 and has caused this Posteffective Amendment No. 4 to the Registration Statement to be signed on its behalf, in the City of Omaha and State of Nebraska, on this 16th day of April, 1998.

                       UNITED OF OMAHA SEPARATE ACCOUNT C

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                                     Depositor

                              /s/ Kenneth W. Reitz
                                     ---------------------------------------
                                     By:    Kenneth W. Reitz
                                            First Vice President & Counsel

        As required by the Securities Act of 1933, this Post-effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                           Title                          Date

/s/ John W. Weekly
by__________________________* Chairman of the Board,                  4/16/1998
4/16/1998
John W. Weekly                Chief Executive Officer                 4/16/1998

          /s/ John A. Sturgeon
by__________________________* President, Chief Operation Officer      4/16/1998
4/16/1998
John A. Sturgeon
          /s/ Tommie D. Thompson
By__________________________* Executive V.P., Corporate Comptroller   4/16/1998
4/16/1998                     (Principal Financial Officer and
                               Principal Accounting Officer)
          /s/ Samuel L. Foggie
by__________________________* Director
4/16/1998
Samuel L. Foggie

/s/ Hugh V. Plunkett, III
by__________________________ Director                                 4/16/1998
Hugh V. Plunkett, III

          /s/ Richard J. Sampson
by__________________________* Director                                4/16/1998
4/16/1998
Richard J. Sampson

          /s/ Oscar S. Straus
by__________________________* Director                                4/16/1998
4/16/1998
Oscar S. Straus

          /s/Michael A. Wayne
by__________________________* Director                                4/16/1998
4/16/1998
Michael A. Wayne


* Signed by Kenneth W. Reitz  under Powers of Attorney executed on May 20, 1997.

--------------------------------------------------------------------------------
                                             REGISTRATION NO.  33-89848
                                                               811-8910




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------




                       UNITED OF OMAHA SEPARATE ACCOUNT C

                                       OF

                     UNITED OF OMAHA LIFE INSURANCE COMPANY




--------------------------------------------------------------------------------
                                    EXHIBITS
--------------------------------------------------------------------------------





                                       TO

                     THE REGISTRATION STATEMENT ON FORM N-4

                                      under

           THE SECURITIES ACT OF 1933, Post-Effective Amendment No. 4

                                       and

              THE INVESTMENT COMPANY ACT OF 1940, Amendment No. 10




                                 April 16, 1998

                                  EXHIBIT INDEX

Exhibit No. Description of Exhibit
(4)   (c)   Systematic Transfer Enrollment Program Endorsement to the Policy.

(8)    (i)  Participation Agreement with Morgan Stanley Universal Fund, Inc. et.
            al.

(9)         Opinion and Consent of Counsel.

(10)        Consents of Independent Auditors

(13)        Schedules of Computation of Performance Data.